Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000074410
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$79	0.74%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 13.72%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The additional benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio outperformed its blended benchmark, consisting of the S&P 500® Index (55%) and the Bloomberg US Aggregate Bond Index (45%) (the “Blended Benchmark”), during the fiscal year ended December 31, 2025.

  Asset allocation positioning contributed to relative performance, with an overweight allocation to equities versus the Blended Benchmark and a corresponding underweight allocation to fixed income. This asset allocation aided results as equities outperformed bonds during the period.

  The Portfolio entered the period with approximately 60% allocated to equities and 40% to fixed income and ended the period with roughly the same allocation, although allocations between equities and fixed income were actively adjusted during periods of market volatility.

  The equity portion of the Portfolio outperformed the S&P 500® Index and contributed to the Portfolio’s overall relative performance, while the fixed income portion underperformed the Bloomberg US Aggregate Bond Index and detracted from the Portfolio’s overall relative performance.

  The Portfolio’s equity allocation was well positioned from a sector perspective given the market environment. Notably, the Portfolio maintained an overweight allocation to growth-oriented sectors including information technology, which outperformed the broader market, and underweight allocations to the consumer staples and real estate sectors, which lagged.

  Positive security selection in the financials sector, highlighted by holdings in global financial services companies Morgan Stanley and Goldman Sachs, contributed to relative performance. Security selection in the information technology sector also contributed to relative performance, led by wafer fabrication equipment suppliers Lam Research Corporation and KLA Corporation.

  Conversely, overweight allocations to the health care and consumer discretionary sectors detracted from relative performance. Security selection in the real estate sector, particularly holdings such as Prologis, Inc., also detracted from relative performance.

  Within fixed income, relative underperformance stemmed primarily from interest-rate risk positioning. An underweight allocation to duration detracted from relative returns, as U.S. Treasury yields declined.

  An overweight allocation to asset-backed securities (“ABS”), combined with weak security selection in the sector, also detracted from relative performance.

  Fixed income underperformance was partially offset by overweight allocations to non-agency mortgages and commercial mortgage-backed securities (“CMBS”), an underweight allocation to U.S. Treasuries and strong security selection within investment-grade corporate bonds.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,613	$9,504	$10,138
2/29/2016	$9,590	$9,491	$10,210
3/31/2016	$9,932	$10,135	$10,303
4/30/2016	$9,932	$10,174	$10,343
5/31/2016	$10,000	$10,357	$10,345
6/30/2016	$9,970	$10,384	$10,531
7/31/2016	$10,273	$10,766	$10,598
8/31/2016	$10,216	$10,782	$10,586
9/30/2016	$10,192	$10,784	$10,580
10/31/2016	$10,100	$10,587	$10,499
11/30/2016	$10,332	$10,979	$10,250
12/31/2016	$10,433	$11,196	$10,265
1/31/2017	$10,673	$11,408	$10,285
2/28/2017	$10,967	$11,861	$10,354
3/31/2017	$10,913	$11,875	$10,349
4/30/2017	$11,057	$11,997	$10,428
5/31/2017	$11,213	$12,166	$10,509
6/30/2017	$11,251	$12,242	$10,498
7/31/2017	$11,437	$12,494	$10,543
8/31/2017	$11,484	$12,532	$10,638
9/30/2017	$11,658	$12,790	$10,587
10/31/2017	$11,863	$13,089	$10,593
11/30/2017	$12,108	$13,490	$10,580
12/31/2017	$12,211	$13,640	$10,628
1/31/2018	$12,630	$14,421	$10,506
2/28/2018	$12,408	$13,890	$10,406
3/31/2018	$12,290	$13,537	$10,473
4/30/2018	$12,258	$13,589	$10,395
5/31/2018	$12,559	$13,916	$10,469
6/30/2018	$12,559	$14,002	$10,456
7/31/2018	$12,835	$14,523	$10,459
8/31/2018	$13,135	$14,996	$10,526
9/30/2018	$13,143	$15,081	$10,458
10/31/2018	$12,624	$14,050	$10,376
11/30/2018	$12,814	$14,337	$10,438
12/31/2018	$12,238	$13,042	$10,629
1/31/2019	$12,773	$14,087	$10,742
2/28/2019	$13,094	$14,540	$10,736
3/31/2019	$13,275	$14,822	$10,942
4/30/2019	$13,645	$15,422	$10,945
5/31/2019	$13,225	$14,442	$11,139
6/30/2019	$13,801	$15,460	$11,279
7/31/2019	$13,999	$15,682	$11,304
8/31/2019	$14,100	$15,434	$11,597
9/30/2019	$14,205	$15,723	$11,535
10/31/2019	$14,328	$16,063	$11,570
11/30/2019	$14,686	$16,646	$11,564
12/31/2019	$14,940	$17,149	$11,556
1/31/2020	$15,097	$17,142	$11,778
2/29/2020	$14,424	$15,731	$11,990
3/31/2020	$13,199	$13,788	$11,920
4/30/2020	$14,196	$15,555	$12,132
5/31/2020	$14,669	$16,296	$12,188
6/30/2020	$14,975	$16,620	$12,265
7/31/2020	$15,543	$17,558	$12,448
8/31/2020	$16,313	$18,820	$12,348
9/30/2020	$16,008	$18,105	$12,341
10/31/2020	$15,656	$17,623	$12,286
11/30/2020	$16,712	$19,552	$12,406
12/31/2020	$17,119	$20,304	$12,423
1/31/2021	$16,869	$20,099	$12,334
2/28/2021	$17,064	$20,653	$12,156
3/31/2021	$17,342	$21,558	$12,005
4/30/2021	$18,000	$22,708	$12,099
5/31/2021	$18,046	$22,867	$12,139
6/30/2021	$18,453	$23,401	$12,224
7/31/2021	$18,889	$23,956	$12,361
8/31/2021	$19,173	$24,685	$12,337
9/30/2021	$18,507	$23,537	$12,230
10/31/2021	$19,339	$25,186	$12,227
11/30/2021	$19,320	$25,011	$12,263
12/31/2021	$19,809	$26,132	$12,232
1/31/2022	$18,938	$24,780	$11,968
2/28/2022	$18,537	$24,038	$11,835
3/31/2022	$18,586	$24,931	$11,506
4/30/2022	$17,294	$22,757	$11,069
5/31/2022	$17,255	$22,798	$11,141
6/30/2022	$16,403	$20,916	$10,966
7/31/2022	$17,441	$22,845	$11,234
8/31/2022	$16,854	$21,913	$10,917
9/30/2022	$15,663	$19,895	$10,445
10/31/2022	$16,270	$21,506	$10,310
11/30/2022	$17,068	$22,708	$10,689
12/31/2022	$16,540	$21,399	$10,641
1/31/2023	$17,270	$22,744	$10,968
2/28/2023	$16,899	$22,189	$10,684
3/31/2023	$17,360	$23,004	$10,956
4/30/2023	$17,619	$23,363	$11,022
5/31/2023	$17,495	$23,464	$10,902
6/30/2023	$18,035	$25,015	$10,863
7/31/2023	$18,372	$25,818	$10,856
8/31/2023	$18,156	$25,407	$10,786
9/30/2023	$17,452	$24,196	$10,512
10/31/2023	$17,170	$23,687	$10,346
11/30/2023	$18,344	$25,850	$10,815
12/31/2023	$19,060	$27,025	$11,229
1/31/2024	$19,400	$27,479	$11,198
2/29/2024	$19,963	$28,946	$11,040
3/31/2024	$20,374	$29,878	$11,142
4/30/2024	$19,682	$28,657	$10,860
5/31/2024	$20,362	$30,078	$11,044
6/30/2024	$20,996	$31,157	$11,149
7/31/2024	$21,031	$31,537	$11,409
8/31/2024	$21,519	$32,302	$11,573
9/30/2024	$21,887	$32,992	$11,728
10/31/2024	$21,581	$32,692	$11,437
11/30/2024	$22,377	$34,611	$11,558
12/31/2024	$21,948	$33,786	$11,369
1/31/2025	$22,377	$34,727	$11,430
2/28/2025	$22,401	$34,274	$11,681
3/31/2025	$21,507	$32,343	$11,685
4/30/2025	$21,568	$32,124	$11,731
5/31/2025	$22,524	$34,146	$11,647
6/30/2025	$23,491	$35,882	$11,826
7/31/2025	$23,773	$36,687	$11,795
8/31/2025	$24,020	$37,431	$11,936
9/30/2025	$24,575	$38,797	$12,067
10/31/2025	$24,973	$39,706	$12,142
11/30/2025	$25,016	$39,803	$12,217
12/31/2025	$24,959	$39,827	$12,199

Average Annual Return [Table Text Block]
IXFJ1	1 Year	5 Years	10 Years
Initial Class	13.72%	7.83%	9.58%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 841,207,542
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 5,999,286
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$841,207,542
Number of Portfolio Holdings	662
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,999,286

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.6%
Corporate Debt Securities	9.8
U.S. Government Obligations	8.2
U.S. Government Agency Obligations	8.2
Mortgage-Backed Securities	6.3
Asset-Backed Securities	6.2
Repurchase Agreements	1.1
Loan Assignments	1.0
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.4
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.9
Alphabet, Inc., Class C	3.9
Amazon.com, Inc.	3.0
Apple, Inc.	2.8
Broadcom, Inc.	2.2
Meta Platforms, Inc., Class A	1.8
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.8
Mastercard, Inc., Class A	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074409
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.99%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%	[2]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 13.46%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The additional benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio outperformed its blended benchmark, consisting of the S&P 500® Index (55%) and the Bloomberg US Aggregate Bond Index (45%) (the “Blended Benchmark”), during the fiscal year ended December 31, 2025.

  Asset allocation positioning contributed to relative performance, with an overweight allocation to equities versus the Blended Benchmark and a corresponding underweight allocation to fixed income. This asset allocation aided results as equities outperformed bonds during the period.

  The Portfolio entered the period with approximately 60% allocated to equities and 40% to fixed income and ended the period with roughly the same allocation, although allocations between equities and fixed income were actively adjusted during periods of market volatility.

  The equity portion of the Portfolio outperformed the S&P 500® Index and contributed to the Portfolio’s overall relative performance, while the fixed income portion underperformed the Bloomberg US Aggregate Bond Index and detracted from the Portfolio’s overall relative performance.

  The Portfolio’s equity allocation was well positioned from a sector perspective given the market environment. Notably, the Portfolio maintained an overweight allocation to growth-oriented sectors including information technology, which outperformed the broader market, and underweight allocations to the consumer staples and real estate sectors, which lagged.

  Positive security selection in the financials sector, highlighted by holdings in global financial services companies Morgan Stanley and Goldman Sachs, contributed to relative performance. Security selection in the information technology sector also contributed to relative performance, led by wafer fabrication equipment suppliers Lam Research Corporation and KLA Corporation.

  Conversely, overweight allocations to the health care and consumer discretionary sectors detracted from relative performance. Security selection in the real estate sector, particularly holdings such as Prologis, Inc., also detracted from relative performance.

  Within fixed income, relative underperformance stemmed primarily from interest-rate risk positioning. An underweight allocation to duration detracted from relative returns, as U.S. Treasury yields declined.

  An overweight allocation to asset-backed securities (“ABS”), combined with weak security selection in the sector, also detracted from relative performance.

  Fixed income underperformance was partially offset by overweight allocations to non-agency mortgages and commercial mortgage-backed securities (“CMBS”), an underweight allocation to U.S. Treasuries and strong security selection within investment-grade corporate bonds.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,616	$9,504	$10,138
2/29/2016	$9,593	$9,491	$10,210
3/31/2016	$9,931	$10,135	$10,303
4/30/2016	$9,923	$10,174	$10,343
5/31/2016	$9,992	$10,357	$10,345
6/30/2016	$9,962	$10,384	$10,531
7/31/2016	$10,261	$10,766	$10,598
8/31/2016	$10,201	$10,782	$10,586
9/30/2016	$10,169	$10,784	$10,580
10/31/2016	$10,083	$10,587	$10,499
11/30/2016	$10,310	$10,979	$10,250
12/31/2016	$10,412	$11,196	$10,265
1/31/2017	$10,639	$11,408	$10,285
2/28/2017	$10,936	$11,861	$10,354
3/31/2017	$10,882	$11,875	$10,349
4/30/2017	$11,021	$11,997	$10,428
5/31/2017	$11,170	$12,166	$10,509
6/30/2017	$11,217	$12,242	$10,498
7/31/2017	$11,397	$12,494	$10,543
8/31/2017	$11,445	$12,532	$10,638
9/30/2017	$11,612	$12,790	$10,587
10/31/2017	$11,811	$13,089	$10,593
11/30/2017	$12,050	$13,490	$10,580
12/31/2017	$12,154	$13,640	$10,628
1/31/2018	$12,568	$14,421	$10,506
2/28/2018	$12,345	$13,890	$10,406
3/31/2018	$12,218	$13,537	$10,473
4/30/2018	$12,186	$13,589	$10,395
5/31/2018	$12,481	$13,916	$10,469
6/30/2018	$12,481	$14,002	$10,456
7/31/2018	$12,760	$14,523	$10,459
8/31/2018	$13,049	$14,996	$10,526
9/30/2018	$13,058	$15,081	$10,458
10/31/2018	$12,536	$14,050	$10,376
11/30/2018	$12,718	$14,337	$10,438
12/31/2018	$12,146	$13,042	$10,629
1/31/2019	$12,676	$14,087	$10,742
2/28/2019	$12,991	$14,540	$10,736
3/31/2019	$13,165	$14,822	$10,942
4/30/2019	$13,538	$15,422	$10,945
5/31/2019	$13,116	$14,442	$11,139
6/30/2019	$13,679	$15,460	$11,279
7/31/2019	$13,878	$15,682	$11,304
8/31/2019	$13,973	$15,434	$11,597
9/30/2019	$14,079	$15,723	$11,535
10/31/2019	$14,193	$16,063	$11,570
11/30/2019	$14,545	$16,646	$11,564
12/31/2019	$14,791	$17,149	$11,556
1/31/2020	$14,949	$17,142	$11,778
2/29/2020	$14,281	$15,731	$11,990
3/31/2020	$13,067	$13,788	$11,920
4/30/2020	$14,043	$15,555	$12,132
5/31/2020	$14,509	$16,296	$12,188
6/30/2020	$14,808	$16,620	$12,265
7/31/2020	$15,362	$17,558	$12,448
8/31/2020	$16,127	$18,820	$12,348
9/30/2020	$15,820	$18,105	$12,341
10/31/2020	$15,466	$17,623	$12,286
11/30/2020	$16,517	$19,552	$12,406
12/31/2020	$16,908	$20,304	$12,423
1/31/2021	$16,657	$20,099	$12,334
2/28/2021	$16,843	$20,653	$12,156
3/31/2021	$17,112	$21,558	$12,005
4/30/2021	$17,763	$22,708	$12,099
5/31/2021	$17,810	$22,867	$12,139
6/30/2021	$18,201	$23,401	$12,224
7/31/2021	$18,638	$23,956	$12,361
8/31/2021	$18,900	$24,685	$12,337
9/30/2021	$18,243	$23,537	$12,230
10/31/2021	$19,057	$25,186	$12,227
11/30/2021	$19,038	$25,011	$12,263
12/31/2021	$19,518	$26,132	$12,232
1/31/2022	$18,655	$24,780	$11,968
2/28/2022	$18,253	$24,038	$11,835
3/31/2022	$18,302	$24,931	$11,506
4/30/2022	$17,026	$22,757	$11,069
5/31/2022	$16,987	$22,798	$11,141
6/30/2022	$16,143	$20,916	$10,966
7/31/2022	$17,154	$22,845	$11,234
8/31/2022	$16,573	$21,913	$10,917
9/30/2022	$15,401	$19,895	$10,445
10/31/2022	$15,998	$21,506	$10,310
11/30/2022	$16,775	$22,708	$10,689
12/31/2022	$16,246	$21,399	$10,641
1/31/2023	$16,967	$22,744	$10,968
2/28/2023	$16,606	$22,189	$10,684
3/31/2023	$17,046	$23,004	$10,956
4/30/2023	$17,305	$23,363	$11,022
5/31/2023	$17,181	$23,464	$10,902
6/30/2023	$17,699	$25,015	$10,863
7/31/2023	$18,026	$25,818	$10,856
8/31/2023	$17,805	$25,407	$10,786
9/30/2023	$17,112	$24,196	$10,512
10/31/2023	$16,842	$23,687	$10,346
11/30/2023	$17,981	$25,850	$10,815
12/31/2023	$18,685	$27,025	$11,229
1/31/2024	$19,014	$27,479	$11,198
2/29/2024	$19,565	$28,946	$11,040
3/31/2024	$19,964	$29,878	$11,142
4/30/2024	$19,284	$28,657	$10,860
5/31/2024	$19,941	$30,078	$11,044
6/30/2024	$20,563	$31,157	$11,149
7/31/2024	$20,586	$31,537	$11,409
8/31/2024	$21,069	$32,302	$11,573
9/30/2024	$21,411	$32,992	$11,728
10/31/2024	$21,106	$32,692	$11,437
11/30/2024	$21,888	$34,611	$11,558
12/31/2024	$21,460	$33,786	$11,369
1/31/2025	$21,876	$34,727	$11,430
2/28/2025	$21,901	$34,274	$11,681
3/31/2025	$21,020	$32,343	$11,685
4/30/2025	$21,069	$32,124	$11,731
5/31/2025	$21,998	$34,146	$11,647
6/30/2025	$22,940	$35,882	$11,826
7/31/2025	$23,209	$36,687	$11,795
8/31/2025	$23,455	$37,431	$11,936
9/30/2025	$23,980	$38,797	$12,067
10/31/2025	$24,364	$39,706	$12,142
11/30/2025	$24,407	$39,803	$12,217
12/31/2025	$24,350	$39,827	$12,199

Average Annual Return [Table Text Block]
IXFJ2	1 Year	5 Years	10 Years
Service Class	13.46%	7.57%	9.31%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 841,207,542
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 5,999,286
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$841,207,542
Number of Portfolio Holdings	662
Portfolio Turnover Rate	82%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,999,286

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.6%
Corporate Debt Securities	9.8
U.S. Government Obligations	8.2
U.S. Government Agency Obligations	8.2
Mortgage-Backed Securities	6.3
Asset-Backed Securities	6.2
Repurchase Agreements	1.1
Loan Assignments	1.0
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.4
U.S. Treasury Bonds, 4.75%, 08/15/2055	3.9
Alphabet, Inc., Class C	3.9
Amazon.com, Inc.	3.0
Apple, Inc.	2.8
Broadcom, Inc.	2.2
Meta Platforms, Inc., Class A	1.8
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.8
Mastercard, Inc., Class A	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021505
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.84%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%	[3]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 8.11%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Growth Index, returned 8.66% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell Midcap® Growth Index, a benchmark of the Portfolio.

  Especially in the first half of the fiscal year, the Portfolio’s relative performance was hindered by not holding several stocks held by the benchmark that were strong performers. The sub-adviser avoided these stocks, as it believed the stocks’ valuations were unsupported by fundamentals. The sub-adviser’s disciplined approach to valuations and fundamentals aided relative performance later in the fiscal year, especially as the market broadened in the fourth quarter.

  Relative detractors among Portfolio holdings included Constellation Software, which has established a successful track record of acquiring and improving the operations of “mission-critical” software businesses. Constellation’s visionary founder and CEO retired due to health concerns, and uncertainty around this transition weighed on the stock price.

  Healthcare holding Teleflex Inc., another detractor, manufactures medical devices used in diagnostic and surgical applications. While Teleflex has a track record of relatively stable growth, headwinds for its urology franchise resulted in weaker-than-expected earnings.

  Relative contributors included AppLovin Corp., the developer and owner of a mobile marketing platform that matches app developers with advertisers. This platform utilizes artificial intelligence to improve returns on ad spending. AppLovin is also rolling out a new program that may expose its platform to a broader ecosystem of e-commerce advertisers, potentially increasing its revenue opportunities.

  Diversified electronics manufacturer Flex Ltd. was another contributor. Flex has become a critical enabler of the data-center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,776	$9,436	$9,243
2/29/2016	$8,554	$9,433	$9,388
3/31/2016	$9,136	$10,097	$10,058
4/30/2016	$9,171	$10,159	$10,052
5/31/2016	$9,298	$10,341	$10,217
6/30/2016	$9,206	$10,362	$10,215
7/31/2016	$9,647	$10,774	$10,721
8/31/2016	$9,749	$10,801	$10,689
9/30/2016	$9,780	$10,818	$10,684
10/31/2016	$9,384	$10,584	$10,250
11/30/2016	$9,784	$11,058	$10,696
12/31/2016	$9,796	$11,274	$10,733
1/31/2017	$10,180	$11,486	$11,091
2/28/2017	$10,432	$11,913	$11,410
3/31/2017	$10,541	$11,921	$11,473
4/30/2017	$10,720	$12,047	$11,643
5/31/2017	$11,081	$12,171	$11,921
6/30/2017	$11,267	$12,280	$11,956
7/31/2017	$11,395	$12,512	$12,156
8/31/2017	$11,616	$12,536	$12,242
9/30/2017	$12,297	$13,122	$12,940
10/31/2017	$12,575	$13,521	$13,373
12/31/2017	$12,637	$13,656	$13,445
1/31/2018	$13,482	$14,375	$14,206
2/28/2018	$13,216	$13,846	$13,760
3/31/2018	$13,349	$13,568	$13,737
4/30/2018	$13,013	$13,619	$13,607
5/31/2018	$13,670	$14,004	$14,116
6/30/2018	$13,619	$14,095	$14,171
7/31/2018	$14,050	$14,563	$14,475
8/31/2018	$14,618	$15,074	$15,309
9/30/2018	$14,557	$15,099	$15,244
10/31/2018	$13,320	$13,988	$13,735
11/30/2018	$13,683	$14,268	$14,084
12/31/2018	$12,483	$12,940	$12,806
1/31/2019	$13,794	$14,051	$14,278
2/28/2019	$14,737	$14,545	$15,115
3/31/2019	$14,790	$14,757	$15,319
4/30/2019	$15,447	$15,346	$16,008
5/31/2019	$14,847	$14,353	$15,087
6/30/2019	$15,867	$15,361	$16,146
7/31/2019	$16,133	$15,590	$16,523
8/31/2019	$15,837	$15,272	$16,222
9/30/2019	$16,044	$15,540	$16,038
10/31/2019	$16,009	$15,874	$16,335
11/30/2019	$16,708	$16,478	$17,148
12/31/2019	$17,066	$16,954	$17,348
1/31/2020	$17,135	$16,935	$17,511
2/29/2020	$15,712	$15,549	$16,303
3/31/2020	$12,672	$13,410	$13,872
4/30/2020	$14,543	$15,187	$16,044
5/31/2020	$15,703	$15,999	$17,656
6/30/2020	$15,738	$16,364	$18,070
7/31/2020	$16,660	$17,294	$19,513
8/31/2020	$17,391	$18,546	$20,044
9/30/2020	$16,940	$17,871	$19,763
10/31/2020	$16,902	$17,485	$19,788
11/30/2020	$19,299	$19,613	$22,445
12/31/2020	$20,343	$20,495	$23,522
1/31/2021	$19,723	$20,404	$23,444
2/28/2021	$20,808	$21,042	$23,844
3/31/2021	$21,316	$21,796	$23,389
4/30/2021	$22,256	$22,919	$24,703
5/31/2021	$22,129	$23,024	$24,326
6/30/2021	$22,270	$23,592	$25,979
7/31/2021	$22,895	$23,991	$26,246
8/31/2021	$23,149	$24,675	$27,094
9/30/2021	$22,528	$23,568	$25,781
10/31/2021	$23,396	$25,161	$27,589
11/30/2021	$22,667	$24,778	$26,423
12/31/2021	$23,862	$25,754	$26,516
1/31/2022	$22,270	$24,239	$23,094
2/28/2022	$22,099	$23,628	$22,814
3/31/2022	$22,185	$24,395	$23,180
4/30/2022	$20,368	$22,206	$20,570
5/31/2022	$20,609	$22,176	$19,774
6/30/2022	$18,959	$20,321	$18,296
7/31/2022	$20,733	$22,227	$20,535
8/31/2022	$19,949	$21,397	$19,862
9/30/2022	$18,136	$19,413	$18,176
10/31/2022	$19,677	$21,005	$19,605
11/30/2022	$20,777	$22,102	$20,671
12/31/2022	$19,873	$20,808	$19,431
1/31/2023	$21,750	$22,241	$21,126
2/28/2023	$21,472	$21,721	$20,918
3/31/2023	$21,554	$22,302	$21,206
4/30/2023	$21,131	$22,539	$20,899
5/31/2023	$20,821	$22,627	$20,912
6/30/2023	$22,376	$24,172	$22,528
7/31/2023	$22,963	$25,039	$23,210
8/31/2023	$22,194	$24,555	$22,444
9/30/2023	$21,219	$23,386	$21,351
10/31/2023	$19,504	$22,766	$20,262
11/30/2023	$21,561	$24,888	$22,733
12/31/2023	$23,260	$26,209	$24,457
1/31/2024	$23,375	$26,499	$24,325
2/29/2024	$24,769	$27,933	$26,154
3/31/2024	$25,226	$28,835	$26,779
4/30/2024	$23,999	$27,566	$25,224
5/31/2024	$24,670	$28,868	$25,493
6/30/2024	$24,472	$29,762	$25,919
7/31/2024	$25,904	$30,315	$26,076
8/31/2024	$26,704	$30,975	$26,724
9/30/2024	$26,914	$31,616	$27,614
10/31/2024	$26,307	$31,384	$28,097
11/30/2024	$28,208	$33,471	$31,842
12/31/2024	$26,607	$32,448	$29,863
1/31/2025	$27,868	$33,473	$31,768
2/28/2025	$26,979	$32,831	$29,958
3/31/2025	$25,466	$30,916	$27,736
4/30/2025	$25,215	$30,709	$28,668
5/31/2025	$26,615	$32,655	$31,416
6/30/2025	$27,561	$34,314	$32,785
7/31/2025	$27,925	$35,070	$33,451
8/31/2025	$28,263	$35,881	$33,785
9/30/2025	$28,272	$37,120	$33,696
10/31/2025	$28,245	$37,915	$33,602
11/30/2025	$28,482	$38,019	$32,889
12/31/2025	$28,764	$38,012	$32,448

Average Annual Return [Table Text Block]
IBPD1	1 Year	5 Years	10 Years
Initial Class	8.11%	7.17%	11.14%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Growth IndexFootnote Reference(b)	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 916,639,490
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,969,414
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$916,639,490
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,969,414

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	27.5%
Information Technology	22.7
Health Care	16.2
Financials	9.8
Consumer Discretionary	8.1
Utilities	4.8
Real Estate	3.0
Communication Services	2.6
Materials	1.4
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	2.9
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

AppLovin Corp., Class A	4.0%
Flex Ltd.	3.2
Ferguson Enterprises, Inc.	3.0
SS&C Technologies Holdings, Inc.	2.8
LPL Financial Holdings, Inc.	2.6
JB Hunt Transport Services, Inc.	2.4
Constellation Software, Inc.	2.4
Revvity, Inc.	2.4
Boston Scientific Corp.	2.3
Intact Financial Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021506
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.09%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%	[4]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 7.85%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Growth Index, returned 8.66% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell Midcap® Growth Index, a benchmark of the Portfolio.

  Especially in the first half of the fiscal year, the Portfolio’s relative performance was hindered by not holding several stocks held by the benchmark that were strong performers. The sub-adviser avoided these stocks, as it believed the stocks’ valuations were unsupported by fundamentals. The sub-adviser’s disciplined approach to valuations and fundamentals aided relative performance later in the fiscal year, especially as the market broadened in the fourth quarter.

  Relative detractors among Portfolio holdings included Constellation Software, which has established a successful track record of acquiring and improving the operations of “mission-critical” software businesses. Constellation’s visionary founder and CEO retired due to health concerns, and uncertainty around this transition weighed on the stock price.

  Healthcare holding Teleflex Inc., another detractor, manufactures medical devices used in diagnostic and surgical applications. While Teleflex has a track record of relatively stable growth, headwinds for its urology franchise resulted in weaker-than-expected earnings.

  Relative contributors included AppLovin Corp., the developer and owner of a mobile marketing platform that matches app developers with advertisers. This platform utilizes artificial intelligence to improve returns on ad spending. AppLovin is also rolling out a new program that may expose its platform to a broader ecosystem of e-commerce advertisers, potentially increasing its revenue opportunities.

  Diversified electronics manufacturer Flex Ltd. was another contributor. Flex has become a critical enabler of the data-center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies.

  The views expressed reflect the opinions of Janus Henderson Investors US LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,775	$9,436	$9,243
2/29/2016	$8,553	$9,433	$9,388
3/31/2016	$9,133	$10,097	$10,058
4/30/2016	$9,165	$10,159	$10,052
5/31/2016	$9,289	$10,341	$10,217
6/30/2016	$9,195	$10,362	$10,215
7/31/2016	$9,636	$10,774	$10,721
8/31/2016	$9,733	$10,801	$10,689
9/30/2016	$9,766	$10,818	$10,684
10/31/2016	$9,363	$10,584	$10,250
11/30/2016	$9,766	$11,058	$10,696
12/31/2016	$9,770	$11,274	$10,733
1/31/2017	$10,156	$11,486	$11,091
2/28/2017	$10,402	$11,913	$11,410
3/31/2017	$10,510	$11,921	$11,473
4/30/2017	$10,687	$12,047	$11,643
5/31/2017	$11,042	$12,171	$11,921
6/30/2017	$11,227	$12,280	$11,956
7/31/2017	$11,352	$12,512	$12,156
8/31/2017	$11,568	$12,536	$12,242
9/30/2017	$12,241	$13,122	$12,940
10/31/2017	$12,516	$13,521	$13,373
12/31/2017	$12,577	$13,656	$13,445
1/31/2018	$13,412	$14,375	$14,206
2/28/2018	$13,149	$13,846	$13,760
3/31/2018	$13,274	$13,568	$13,737
4/30/2018	$12,942	$13,619	$13,607
5/31/2018	$13,590	$14,004	$14,116
6/30/2018	$13,538	$14,095	$14,171
7/31/2018	$13,963	$14,563	$14,475
8/31/2018	$14,524	$15,074	$15,309
9/30/2018	$14,460	$15,099	$15,244
10/31/2018	$13,228	$13,988	$13,735
11/30/2018	$13,588	$14,268	$14,084
12/31/2018	$12,394	$12,940	$12,806
1/31/2019	$13,690	$14,051	$14,278
2/28/2019	$14,621	$14,545	$15,115
3/31/2019	$14,672	$14,757	$15,319
4/30/2019	$15,320	$15,346	$16,008
5/31/2019	$14,723	$14,353	$15,087
6/30/2019	$15,731	$15,361	$16,146
7/31/2019	$15,993	$15,590	$16,523
8/31/2019	$15,696	$15,272	$16,222
9/30/2019	$15,897	$15,540	$16,038
10/31/2019	$15,857	$15,874	$16,335
11/30/2019	$16,547	$16,478	$17,148
12/31/2019	$16,896	$16,954	$17,348
1/31/2020	$16,964	$16,935	$17,511
2/29/2020	$15,552	$15,549	$16,303
3/31/2020	$12,541	$13,410	$13,872
4/30/2020	$14,387	$15,187	$16,044
5/31/2020	$15,534	$15,999	$17,656
6/30/2020	$15,561	$16,364	$18,070
7/31/2020	$16,475	$17,294	$19,513
8/31/2020	$17,192	$18,546	$20,044
9/30/2020	$16,741	$17,871	$19,763
10/31/2020	$16,702	$17,485	$19,788
11/30/2020	$19,067	$19,613	$22,445
12/31/2020	$20,095	$20,495	$23,522
1/31/2021	$19,478	$20,404	$23,444
2/28/2021	$20,546	$21,042	$23,844
3/31/2021	$21,040	$21,796	$23,389
4/30/2021	$21,966	$22,919	$24,703
5/31/2021	$21,833	$23,024	$24,326
6/30/2021	$21,971	$23,592	$25,979
7/31/2021	$22,583	$23,991	$26,246
8/31/2021	$22,824	$24,675	$27,094
9/30/2021	$22,212	$23,568	$25,781
10/31/2021	$23,060	$25,161	$27,589
11/30/2021	$22,336	$24,778	$26,423
12/31/2021	$23,509	$25,754	$26,516
1/31/2022	$21,943	$24,239	$23,094
2/28/2022	$21,763	$23,628	$22,814
3/31/2022	$21,847	$24,395	$23,180
4/30/2022	$20,056	$22,206	$20,570
5/31/2022	$20,286	$22,176	$19,774
6/30/2022	$18,658	$20,321	$18,296
7/31/2022	$20,399	$22,227	$20,535
8/31/2022	$19,622	$21,397	$19,862
9/30/2022	$17,833	$19,413	$18,176
10/31/2022	$19,347	$21,005	$19,605
11/30/2022	$20,426	$22,102	$20,671
12/31/2022	$19,528	$20,808	$19,431
1/31/2023	$21,371	$22,241	$21,126
2/28/2023	$21,096	$21,721	$20,918
3/31/2023	$21,176	$22,302	$21,206
4/30/2023	$20,754	$22,539	$20,899
5/31/2023	$20,446	$22,627	$20,912
6/30/2023	$21,967	$24,172	$22,528
7/31/2023	$22,543	$25,039	$23,210
8/31/2023	$21,774	$24,555	$22,444
9/30/2023	$20,822	$23,386	$21,351
10/31/2023	$19,130	$22,766	$20,262
11/30/2023	$21,142	$24,888	$22,733
12/31/2023	$22,809	$26,209	$24,457
1/31/2024	$22,908	$26,499	$24,325
2/29/2024	$24,271	$27,933	$26,154
3/31/2024	$24,715	$28,835	$26,779
4/30/2024	$23,507	$27,566	$25,224
5/31/2024	$24,164	$28,868	$25,493
6/30/2024	$23,967	$29,762	$25,919
7/31/2024	$25,364	$30,315	$26,076
8/31/2024	$26,131	$30,975	$26,724
9/30/2024	$26,333	$31,616	$27,614
10/31/2024	$25,737	$31,384	$28,097
11/30/2024	$27,595	$33,471	$31,842
12/31/2024	$26,017	$32,448	$29,863
1/31/2025	$27,253	$33,473	$31,768
2/28/2025	$26,368	$32,831	$29,958
3/31/2025	$24,887	$30,916	$27,736
4/30/2025	$24,642	$30,709	$28,668
5/31/2025	$26,000	$32,655	$31,416
6/30/2025	$26,920	$34,314	$32,785
7/31/2025	$27,271	$35,070	$33,451
8/31/2025	$27,599	$35,881	$33,785
9/30/2025	$27,589	$37,120	$33,696
10/31/2025	$27,569	$37,915	$33,602
11/30/2025	$27,790	$38,019	$32,889
12/31/2025	$28,060	$38,012	$32,448

Average Annual Return [Table Text Block]
IBPD2	1 Year	5 Years	10 Years
Service Class	7.85%	6.91%	10.87%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Growth IndexFootnote Reference(b)	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 916,639,490
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,969,414
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$916,639,490
Number of Portfolio Holdings	77
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,969,414

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	27.5%
Information Technology	22.7
Health Care	16.2
Financials	9.8
Consumer Discretionary	8.1
Utilities	4.8
Real Estate	3.0
Communication Services	2.6
Materials	1.4
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	2.9
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

AppLovin Corp., Class A	4.0%
Flex Ltd.	3.2
Ferguson Enterprises, Inc.	3.0
SS&C Technologies Holdings, Inc.	2.8
LPL Financial Holdings, Inc.	2.6
JB Hunt Transport Services, Inc.	2.4
Constellation Software, Inc.	2.4
Revvity, Inc.	2.4
Boston Scientific Corp.	2.3
Intact Financial Corp.	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021503
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[5]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 10.63%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  The Portfolio is a fund of funds that seeks to achieve current income and preservation of capital by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 48% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,803	$10,138	$9,436
2/29/2016	$9,813	$10,210	$9,433
3/31/2016	$10,049	$10,303	$10,097
4/30/2016	$10,148	$10,343	$10,159
5/31/2016	$10,207	$10,345	$10,341
6/30/2016	$10,276	$10,531	$10,362
7/31/2016	$10,483	$10,598	$10,774
8/31/2016	$10,524	$10,586	$10,801
9/30/2016	$10,544	$10,580	$10,818
10/31/2016	$10,421	$10,499	$10,584
11/30/2016	$10,359	$10,250	$11,058
12/31/2016	$10,462	$10,265	$11,274
1/31/2017	$10,606	$10,285	$11,486
2/28/2017	$10,771	$10,354	$11,913
3/31/2017	$10,832	$10,349	$11,921
4/30/2017	$10,966	$10,428	$12,047
5/31/2017	$11,110	$10,509	$12,171
6/30/2017	$11,151	$10,498	$12,280
7/31/2017	$11,326	$10,543	$12,512
8/31/2017	$11,376	$10,638	$12,536
9/30/2017	$11,472	$10,587	$12,842
10/31/2017	$11,589	$10,593	$13,122
11/30/2017	$11,696	$10,580	$13,521
12/31/2017	$11,802	$10,628	$13,656
1/31/2018	$12,069	$10,506	$14,375
2/28/2018	$11,738	$10,406	$13,846
3/31/2018	$11,674	$10,473	$13,568
4/30/2018	$11,632	$10,395	$13,619
5/31/2018	$11,717	$10,469	$14,004
6/30/2018	$11,664	$10,456	$14,095
7/31/2018	$11,792	$10,459	$14,563
8/31/2018	$11,957	$10,526	$15,074
9/30/2018	$11,900	$10,458	$15,099
10/31/2018	$11,480	$10,376	$13,988
11/30/2018	$11,548	$10,438	$14,268
12/31/2018	$11,333	$10,629	$12,940
1/31/2019	$11,616	$10,742	$14,051
2/28/2019	$11,696	$10,736	$14,545
3/31/2019	$11,866	$10,942	$14,757
4/30/2019	$12,082	$10,945	$15,346
5/31/2019	$11,809	$11,139	$14,353
6/30/2019	$12,218	$11,279	$15,361
7/31/2019	$12,229	$11,304	$15,590
8/31/2019	$12,291	$11,597	$15,272
9/30/2019	$12,363	$11,535	$15,540
10/31/2019	$12,545	$11,570	$15,874
11/30/2019	$12,678	$11,564	$16,478
12/31/2019	$12,908	$11,556	$16,954
1/31/2020	$12,920	$11,778	$16,935
2/29/2020	$12,618	$11,990	$15,549
3/31/2020	$11,782	$11,920	$13,410
4/30/2020	$12,182	$12,132	$15,187
5/31/2020	$12,521	$12,188	$15,999
6/30/2020	$12,799	$12,265	$16,364
7/31/2020	$13,175	$12,448	$17,294
8/31/2020	$13,447	$12,348	$18,546
9/30/2020	$13,243	$12,341	$17,871
10/31/2020	$13,141	$12,286	$17,485
11/30/2020	$14,020	$12,406	$19,613
12/31/2020	$14,389	$12,423	$20,495
1/31/2021	$14,376	$12,334	$20,404
2/28/2021	$14,402	$12,156	$21,042
3/31/2021	$14,453	$12,005	$21,796
4/30/2021	$14,796	$12,099	$22,919
5/31/2021	$14,911	$12,139	$23,024
6/30/2021	$15,064	$12,224	$23,592
7/31/2021	$15,178	$12,361	$23,991
8/31/2021	$15,304	$12,337	$24,675
9/30/2021	$14,920	$12,230	$23,568
10/31/2021	$15,304	$12,227	$25,161
11/30/2021	$15,066	$12,263	$24,778
12/31/2021	$15,238	$12,232	$25,754
1/31/2022	$14,721	$11,968	$24,239
2/28/2022	$14,509	$11,835	$23,628
3/31/2022	$14,350	$11,506	$24,395
4/30/2022	$13,701	$11,069	$22,206
5/31/2022	$13,582	$11,141	$22,176
6/30/2022	$13,131	$10,966	$20,321
7/31/2022	$13,317	$11,234	$22,227
8/31/2022	$13,070	$10,917	$21,397
9/30/2022	$12,601	$10,445	$19,413
10/31/2022	$12,632	$10,310	$21,005
11/30/2022	$12,945	$10,689	$22,102
12/31/2022	$12,898	$10,641	$20,808
1/31/2023	$13,321	$10,968	$22,241
2/28/2023	$12,929	$10,684	$21,721
3/31/2023	$13,196	$10,956	$22,302
4/30/2023	$13,258	$11,022	$22,539
5/31/2023	$13,070	$10,902	$22,627
6/30/2023	$13,289	$10,863	$24,172
7/31/2023	$13,430	$10,856	$25,039
8/31/2023	$13,199	$10,786	$24,555
9/30/2023	$12,686	$10,512	$23,386
10/31/2023	$12,382	$10,346	$22,766
11/30/2023	$13,135	$10,815	$24,888
12/31/2023	$13,808	$11,229	$26,209
1/31/2024	$13,792	$11,198	$26,499
2/29/2024	$13,936	$11,040	$27,933
3/31/2024	$14,208	$11,142	$28,835
4/30/2024	$13,727	$10,860	$27,566
5/31/2024	$14,048	$11,044	$28,868
6/30/2024	$14,240	$11,149	$29,762
7/31/2024	$14,464	$11,409	$30,315
8/31/2024	$14,695	$11,573	$30,975
9/30/2024	$14,924	$11,728	$31,616
10/31/2024	$14,548	$11,437	$31,384
11/30/2024	$14,924	$11,558	$33,471
12/31/2024	$14,597	$11,369	$32,448
1/31/2025	$14,875	$11,430	$33,473
2/28/2025	$14,990	$11,681	$32,831
3/31/2025	$14,597	$11,685	$30,916
4/30/2025	$14,434	$11,731	$30,709
5/31/2025	$14,663	$11,647	$32,655
6/30/2025	$15,169	$11,826	$34,314
7/31/2025	$15,268	$11,795	$35,070
8/31/2025	$15,519	$11,936	$35,881
9/30/2025	$15,876	$12,067	$37,120
10/31/2025	$16,063	$12,142	$37,915
11/30/2025	$16,149	$12,217	$38,019
12/31/2025	$16,149	$12,199	$38,012

Average Annual Return [Table Text Block]
IBPS1	1 Year	5 Years	10 Years
Initial Class	10.63%	2.33%	4.91%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 716,663,585
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 837,115
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$716,663,585
Number of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$837,115

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.9%
U.S. Equity Funds	24.5
International Mixed Allocation Funds	21.9
International Equity Funds	8.1
U.S. Treasury	2.2
Repurchase Agreements	1.5
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	21.9%
Transamerica Core Bond, Class I2	18.5
Transamerica Aegon Core Bond VP, Initial Class	14.1
Transamerica JPMorgan Enhanced Index VP, Initial Class	11.2
Transamerica WMC US Growth VP, Initial Class	8.3
Transamerica High Yield Bond, Class I2	5.3
Transamerica Large Cap Value, Class I2	4.9
U.S. Treasury Notes, 4.13%, 01/31/2027	2.2
Transamerica International Equity, Class I2	2.1
Transamerica International Stock, Class I2	1.6

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021504
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%	[6]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.36%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  The Portfolio is a fund of funds that seeks to achieve current income and preservation of capital by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 48% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,791	$10,138	$9,436
2/29/2016	$9,801	$10,210	$9,433
3/31/2016	$10,040	$10,303	$10,097
4/30/2016	$10,139	$10,343	$10,159
5/31/2016	$10,189	$10,345	$10,341
6/30/2016	$10,249	$10,531	$10,362
7/31/2016	$10,458	$10,598	$10,774
8/31/2016	$10,503	$10,586	$10,801
9/30/2016	$10,513	$10,580	$10,818
10/31/2016	$10,399	$10,499	$10,584
11/30/2016	$10,327	$10,250	$11,058
12/31/2016	$10,430	$10,265	$11,274
1/31/2017	$10,565	$10,285	$11,486
2/28/2017	$10,731	$10,354	$11,913
3/31/2017	$10,783	$10,349	$11,921
4/30/2017	$10,928	$10,428	$12,047
5/31/2017	$11,062	$10,509	$12,171
6/30/2017	$11,104	$10,498	$12,280
7/31/2017	$11,269	$10,543	$12,512
8/31/2017	$11,322	$10,638	$12,536
9/30/2017	$11,419	$10,587	$12,842
10/31/2017	$11,526	$10,593	$13,122
11/30/2017	$11,634	$10,580	$13,521
12/31/2017	$11,741	$10,628	$13,656
1/31/2018	$11,998	$10,506	$14,375
2/28/2018	$11,666	$10,406	$13,846
3/31/2018	$11,601	$10,473	$13,568
4/30/2018	$11,558	$10,395	$13,619
5/31/2018	$11,644	$10,469	$14,004
6/30/2018	$11,580	$10,456	$14,095
7/31/2018	$11,709	$10,459	$14,563
8/31/2018	$11,865	$10,526	$15,074
9/30/2018	$11,808	$10,458	$15,099
10/31/2018	$11,386	$10,376	$13,988
11/30/2018	$11,455	$10,438	$14,268
12/31/2018	$11,238	$10,629	$12,940
1/31/2019	$11,512	$10,742	$14,051
2/28/2019	$11,603	$10,736	$14,545
3/31/2019	$11,762	$10,942	$14,757
4/30/2019	$11,967	$10,945	$15,346
5/31/2019	$11,694	$11,139	$14,353
6/30/2019	$12,104	$11,279	$15,361
7/31/2019	$12,115	$11,304	$15,590
8/31/2019	$12,179	$11,597	$15,272
9/30/2019	$12,239	$11,535	$15,540
10/31/2019	$12,409	$11,570	$15,874
11/30/2019	$12,543	$11,564	$16,478
12/31/2019	$12,761	$11,556	$16,954
1/31/2020	$12,785	$11,778	$16,935
2/29/2020	$12,482	$11,990	$15,549
3/31/2020	$11,657	$11,920	$13,410
4/30/2020	$12,045	$12,132	$15,187
5/31/2020	$12,373	$12,188	$15,999
6/30/2020	$12,652	$12,265	$16,364
7/31/2020	$13,016	$12,448	$17,294
8/31/2020	$13,280	$12,348	$18,546
9/30/2020	$13,076	$12,341	$17,871
10/31/2020	$12,974	$12,286	$17,485
11/30/2020	$13,840	$12,406	$19,613
12/31/2020	$14,196	$12,423	$20,495
1/31/2021	$14,184	$12,334	$20,404
2/28/2021	$14,209	$12,156	$21,042
3/31/2021	$14,260	$12,005	$21,796
4/30/2021	$14,591	$12,099	$22,919
5/31/2021	$14,706	$12,139	$23,024
6/30/2021	$14,846	$12,224	$23,592
7/31/2021	$14,960	$12,361	$23,991
8/31/2021	$15,074	$12,337	$24,675
9/30/2021	$14,704	$12,230	$23,568
10/31/2021	$15,074	$12,227	$25,161
11/30/2021	$14,836	$12,263	$24,778
12/31/2021	$14,995	$12,232	$25,754
1/31/2022	$14,493	$11,968	$24,239
2/28/2022	$14,281	$11,835	$23,628
3/31/2022	$14,122	$11,506	$24,395
4/30/2022	$13,474	$11,069	$22,206
5/31/2022	$13,355	$11,141	$22,176
6/30/2022	$12,919	$10,966	$20,321
7/31/2022	$13,091	$11,234	$22,227
8/31/2022	$12,842	$10,917	$21,397
9/30/2022	$12,390	$10,445	$19,413
10/31/2022	$12,405	$10,310	$21,005
11/30/2022	$12,717	$10,689	$22,102
12/31/2022	$12,655	$10,641	$20,808
1/31/2023	$13,076	$10,968	$22,241
2/28/2023	$12,702	$10,684	$21,721
3/31/2023	$12,951	$10,956	$22,302
4/30/2023	$13,014	$11,022	$22,539
5/31/2023	$12,827	$10,902	$22,627
6/30/2023	$13,045	$10,863	$24,172
7/31/2023	$13,170	$10,856	$25,039
8/31/2023	$12,946	$10,786	$24,555
9/30/2023	$12,436	$10,512	$23,386
10/31/2023	$12,134	$10,346	$22,766
11/30/2023	$12,866	$10,815	$24,888
12/31/2023	$13,519	$11,229	$26,209
1/31/2024	$13,519	$11,198	$26,499
2/29/2024	$13,647	$11,040	$27,933
3/31/2024	$13,917	$11,142	$28,835
4/30/2024	$13,424	$10,860	$27,566
5/31/2024	$13,742	$11,044	$28,868
6/30/2024	$13,933	$11,149	$29,762
7/31/2024	$14,156	$11,409	$30,315
8/31/2024	$14,362	$11,573	$30,975
9/30/2024	$14,589	$11,728	$31,616
10/31/2024	$14,217	$11,437	$31,384
11/30/2024	$14,589	$11,558	$33,471
12/31/2024	$14,265	$11,369	$32,448
1/31/2025	$14,525	$11,430	$33,473
2/28/2025	$14,638	$11,681	$32,831
3/31/2025	$14,265	$11,685	$30,916
4/30/2025	$14,087	$11,731	$30,709
5/31/2025	$14,314	$11,647	$32,655
6/30/2025	$14,800	$11,826	$34,314
7/31/2025	$14,897	$11,795	$35,070
8/31/2025	$15,136	$11,936	$35,881
9/30/2025	$15,490	$12,067	$37,120
10/31/2025	$15,658	$12,142	$37,915
11/30/2025	$15,742	$12,217	$38,019
12/31/2025	$15,742	$12,199	$38,012

Average Annual Return [Table Text Block]
IBPS2	1 Year	5 Years	10 Years
Service Class	10.36%	2.09%	4.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 716,663,585
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 837,115
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$716,663,585
Number of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$837,115

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.9%
U.S. Equity Funds	24.5
International Mixed Allocation Funds	21.9
International Equity Funds	8.1
U.S. Treasury	2.2
Repurchase Agreements	1.5
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	21.9%
Transamerica Core Bond, Class I2	18.5
Transamerica Aegon Core Bond VP, Initial Class	14.1
Transamerica JPMorgan Enhanced Index VP, Initial Class	11.2
Transamerica WMC US Growth VP, Initial Class	8.3
Transamerica High Yield Bond, Class I2	5.3
Transamerica Large Cap Value, Class I2	4.9
U.S. Treasury Notes, 4.13%, 01/31/2027	2.2
Transamerica International Equity, Class I2	2.1
Transamerica International Stock, Class I2	1.6

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021509
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Diversified Equity Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.16%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%	[7]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 19.45%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%.

  The Portfolio is a fund of funds that seeks to achieve long-term capital appreciation by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and underlying portfolio selection. These views are informed by quantitative and qualitative research insights.

  During the fiscal year ended December 31, 2025, selection of underlying funds in the Portfolio detracted from returns. Underperformance by fixed income and U.S. equity funds, was partially offset by outperformance of non-U.S. equity managers.

  While equity performance was strong overall during the fiscal year, asset allocation decisions detracted from returns, as overweight allocations to small and midcap U.S. equities underperformed compared to the blended benchmark.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Russell 3000® Index and Transamerica JPMorgan Diversified Equity Allocation VP℠	Initial Class	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,378	$9,436
2/29/2016	$9,314	$9,433
3/31/2016	$9,881	$10,097
4/30/2016	$9,982	$10,159
5/31/2016	$10,128	$10,341
6/30/2016	$10,009	$10,362
7/31/2016	$10,467	$10,774
8/31/2016	$10,505	$10,801
9/30/2016	$10,524	$10,818
10/31/2016	$10,299	$10,584
11/30/2016	$10,402	$11,058
12/31/2016	$10,608	$11,274
1/31/2017	$10,860	$11,486
2/28/2017	$11,168	$11,913
3/31/2017	$11,327	$11,921
4/30/2017	$11,570	$12,047
5/31/2017	$11,804	$12,171
6/30/2017	$11,897	$12,280
7/31/2017	$12,243	$12,512
8/31/2017	$12,241	$12,536
9/30/2017	$12,532	$12,842
10/31/2017	$12,794	$13,122
11/30/2017	$13,046	$13,521
12/31/2017	$13,221	$13,656
1/31/2018	$14,035	$14,375
2/28/2018	$13,405	$13,846
3/31/2018	$13,182	$13,568
4/30/2018	$13,259	$13,619
5/31/2018	$13,444	$14,004
6/30/2018	$13,337	$14,095
7/31/2018	$13,647	$14,563
8/31/2018	$13,941	$15,074
9/30/2018	$13,930	$15,099
10/31/2018	$12,756	$13,988
11/30/2018	$12,894	$14,268
12/31/2018	$11,847	$12,940
1/31/2019	$12,841	$14,051
2/28/2019	$13,148	$14,545
3/31/2019	$13,306	$14,757
4/30/2019	$13,772	$15,346
5/31/2019	$12,788	$14,353
6/30/2019	$13,645	$15,361
7/31/2019	$13,676	$15,590
8/31/2019	$13,301	$15,272
9/30/2019	$13,611	$15,540
10/31/2019	$13,992	$15,874
11/30/2019	$14,397	$16,478
12/31/2019	$14,933	$16,954
1/31/2020	$14,718	$16,935
2/29/2020	$13,551	$15,549
3/31/2020	$11,432	$13,410
4/30/2020	$12,765	$15,187
5/31/2020	$13,730	$15,999
6/30/2020	$14,266	$16,364
7/31/2020	$15,135	$17,294
8/31/2020	$16,119	$18,546
9/30/2020	$15,594	$17,871
10/31/2020	$15,279	$17,485
11/30/2020	$17,629	$19,613
12/31/2020	$18,627	$20,495
1/31/2021	$18,745	$20,404
2/28/2021	$19,375	$21,042
3/31/2021	$19,834	$21,796
4/30/2021	$20,766	$22,919
5/31/2021	$21,029	$23,024
6/30/2021	$21,344	$23,592
7/31/2021	$21,462	$23,991
8/31/2021	$21,930	$24,675
9/30/2021	$20,951	$23,568
10/31/2021	$22,214	$25,161
11/30/2021	$21,490	$24,778
12/31/2021	$22,285	$25,754
1/31/2022	$20,937	$24,239
2/28/2022	$20,383	$23,628
3/31/2022	$20,454	$24,395
4/30/2022	$18,737	$22,206
5/31/2022	$18,680	$22,176
6/30/2022	$17,147	$20,321
7/31/2022	$18,084	$22,227
8/31/2022	$17,411	$21,397
9/30/2022	$15,934	$19,413
10/31/2022	$16,984	$21,005
11/30/2022	$17,994	$22,102
12/31/2022	$17,256	$20,808
1/31/2023	$18,461	$22,241
2/28/2023	$17,839	$21,721
3/31/2023	$18,247	$22,302
4/30/2023	$18,402	$22,539
5/31/2023	$18,130	$22,627
6/30/2023	$19,277	$24,172
7/31/2023	$19,937	$25,039
8/31/2023	$19,403	$24,555
9/30/2023	$18,581	$23,386
10/31/2023	$17,980	$22,766
11/30/2023	$19,563	$24,888
12/31/2023	$20,766	$26,209
1/31/2024	$20,846	$26,499
2/29/2024	$21,988	$27,933
3/31/2024	$22,730	$28,835
4/30/2024	$21,808	$27,566
5/31/2024	$22,710	$28,868
6/30/2024	$23,151	$29,762
7/31/2024	$23,532	$30,315
8/31/2024	$24,062	$30,975
9/30/2024	$24,538	$31,616
10/31/2024	$23,938	$31,384
11/30/2024	$24,993	$33,471
12/31/2024	$24,166	$32,448
1/31/2025	$25,014	$33,473
2/28/2025	$24,786	$32,831
3/31/2025	$23,628	$30,916
4/30/2025	$23,421	$30,709
5/31/2025	$24,849	$32,655
6/30/2025	$26,193	$34,314
7/31/2025	$26,566	$35,070
8/31/2025	$27,141	$35,881
9/30/2025	$28,069	$37,120
10/31/2025	$28,543	$37,915
11/30/2025	$28,629	$38,019
12/31/2025	$28,867	$38,012

Average Annual Return [Table Text Block]
IBPW1	1 Year	5 Years	10 Years
Initial Class	19.45%	9.16%	11.18%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,136,738,499
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,219,155
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,136,738,499
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,219,155

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	66.6%
International Equity Funds	22.1
U.S. Fixed Income Funds	8.1
U.S. Treasury	2.0
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.4%
Transamerica WMC US Growth VP, Initial Class	19.3
Transamerica Large Cap Value, Class I2	13.3
Transamerica Aegon High Yield Bond VP, Initial Class	5.6
Transamerica International Equity, Class I2	5.5
Transamerica Emerging Markets Equity, Class I2	4.6
Transamerica International Stock, Class I2	4.2
Transamerica International Focus, Class I2	3.9
Transamerica International Small Cap Value, Class I2	2.9
Transamerica Floating Rate, Class I2	2.5

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025:

  The Portfolio’s name changed to Transamerica JPMorgan Diversified Equity Allocation VP.

  Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets). The Portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.

  In seeking to achieve the investment objective of the Portfolio, the Portfolio’s sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Name [Text Block]

Effective November 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025:

  The Portfolio’s name changed to Transamerica JPMorgan Diversified Equity Allocation VP.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

  Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets). The Portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.

  In seeking to achieve the investment objective of the Portfolio, the Portfolio’s sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021510
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Diversified Equity Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.41%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%	[8]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 19.06%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%.

  The Portfolio is a fund of funds that seeks to achieve long-term capital appreciation by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and underlying portfolio selection. These views are informed by quantitative and qualitative research insights.

  During the fiscal year ended December 31, 2025, selection of underlying funds in the Portfolio detracted from returns. Underperformance by fixed income and U.S. equity funds, was partially offset by outperformance of non-U.S. equity managers.

  While equity performance was strong overall during the fiscal year, asset allocation decisions detracted from returns, as overweight allocations to small and midcap U.S. equities underperformed compared to the blended benchmark.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Russell 3000® Index and Transamerica JPMorgan Diversified Equity Allocation VP℠	Service Class	Russell 3000® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,373	$9,436
2/29/2016	$9,317	$9,433
3/31/2016	$9,880	$10,097
4/30/2016	$9,972	$10,159
5/31/2016	$10,120	$10,341
6/30/2016	$10,000	$10,362
7/31/2016	$10,452	$10,774
8/31/2016	$10,479	$10,801
9/30/2016	$10,507	$10,818
10/31/2016	$10,281	$10,584
11/30/2016	$10,385	$11,058
12/31/2016	$10,582	$11,274
1/31/2017	$10,836	$11,486
2/28/2017	$11,137	$11,913
3/31/2017	$11,296	$11,921
4/30/2017	$11,531	$12,047
5/31/2017	$11,766	$12,171
6/30/2017	$11,860	$12,280
7/31/2017	$12,199	$12,512
8/31/2017	$12,188	$12,536
9/30/2017	$12,480	$12,842
10/31/2017	$12,733	$13,122
11/30/2017	$12,986	$13,521
12/31/2017	$13,161	$13,656
1/31/2018	$13,969	$14,375
2/28/2018	$13,336	$13,846
3/31/2018	$13,112	$13,568
4/30/2018	$13,180	$13,619
5/31/2018	$13,365	$14,004
6/30/2018	$13,249	$14,095
7/31/2018	$13,560	$14,563
8/31/2018	$13,851	$15,074
9/30/2018	$13,829	$15,099
10/31/2018	$12,664	$13,988
11/30/2018	$12,791	$14,268
12/31/2018	$11,752	$12,940
1/31/2019	$12,748	$14,051
2/28/2019	$13,045	$14,545
3/31/2019	$13,204	$14,757
4/30/2019	$13,660	$15,346
5/31/2019	$12,685	$14,353
6/30/2019	$13,522	$15,361
7/31/2019	$13,554	$15,590
8/31/2019	$13,184	$15,272
9/30/2019	$13,494	$15,540
10/31/2019	$13,863	$15,874
11/30/2019	$14,256	$16,478
12/31/2019	$14,792	$16,954
1/31/2020	$14,565	$16,935
2/29/2020	$13,410	$15,549
3/31/2020	$11,314	$13,410
4/30/2020	$12,624	$15,187
5/31/2020	$13,577	$15,999
6/30/2020	$14,101	$16,364
7/31/2020	$14,958	$17,294
8/31/2020	$15,930	$18,546
9/30/2020	$15,405	$17,871
10/31/2020	$15,091	$17,485
11/30/2020	$17,424	$19,613
12/31/2020	$18,395	$20,495
1/31/2021	$18,513	$20,404
2/28/2021	$19,129	$21,042
3/31/2021	$19,575	$21,796
4/30/2021	$20,492	$22,919
5/31/2021	$20,755	$23,024
6/30/2021	$21,056	$23,592
7/31/2021	$21,161	$23,991
8/31/2021	$21,614	$24,675
9/30/2021	$20,651	$23,568
10/31/2021	$21,897	$25,161
11/30/2021	$21,175	$24,778
12/31/2021	$21,954	$25,754
1/31/2022	$20,623	$24,239
2/28/2022	$20,084	$23,628
3/31/2022	$20,141	$24,395
4/30/2022	$18,441	$22,206
5/31/2022	$18,385	$22,176
6/30/2022	$16,869	$20,321
7/31/2022	$17,790	$22,227
8/31/2022	$17,117	$21,397
9/30/2022	$15,662	$19,413
10/31/2022	$16,690	$21,005
11/30/2022	$17,700	$22,102
12/31/2022	$16,962	$20,808
1/31/2023	$18,127	$22,241
2/28/2023	$17,525	$21,721
3/31/2023	$17,913	$22,302
4/30/2023	$18,068	$22,539
5/31/2023	$17,797	$22,627
6/30/2023	$18,922	$24,172
7/31/2023	$19,563	$25,039
8/31/2023	$19,037	$24,555
9/30/2023	$18,218	$23,386
10/31/2023	$17,619	$22,766
11/30/2023	$19,197	$24,888
12/31/2023	$20,355	$26,209
1/31/2024	$20,435	$26,499
2/29/2024	$21,534	$27,933
3/31/2024	$22,273	$28,835
4/30/2024	$21,354	$27,566
5/31/2024	$22,233	$28,868
6/30/2024	$22,672	$29,762
7/31/2024	$23,032	$30,315
8/31/2024	$23,549	$30,975
9/30/2024	$24,002	$31,616
10/31/2024	$23,426	$31,384
11/30/2024	$24,455	$33,471
12/31/2024	$23,632	$32,448
1/31/2025	$24,455	$33,473
2/28/2025	$24,229	$32,831
3/31/2025	$23,076	$30,916
4/30/2025	$22,870	$30,709
5/31/2025	$24,270	$32,655
6/30/2025	$25,587	$34,314
7/31/2025	$25,937	$35,070
8/31/2025	$26,486	$35,881
9/30/2025	$27,386	$37,120
10/31/2025	$27,836	$37,915
11/30/2025	$27,922	$38,019
12/31/2025	$28,136	$38,012

Average Annual Return [Table Text Block]
IBPW2	1 Year	5 Years	10 Years
Service Class	19.06%	8.87%	10.90%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,136,738,499
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,219,155
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,136,738,499
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,219,155

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	66.6%
International Equity Funds	22.1
U.S. Fixed Income Funds	8.1
U.S. Treasury	2.0
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.4%
Transamerica WMC US Growth VP, Initial Class	19.3
Transamerica Large Cap Value, Class I2	13.3
Transamerica Aegon High Yield Bond VP, Initial Class	5.6
Transamerica International Equity, Class I2	5.5
Transamerica Emerging Markets Equity, Class I2	4.6
Transamerica International Stock, Class I2	4.2
Transamerica International Focus, Class I2	3.9
Transamerica International Small Cap Value, Class I2	2.9
Transamerica Floating Rate, Class I2	2.5

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025:

  The Portfolio’s name changed to Transamerica JPMorgan Diversified Equity Allocation VP.

  Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets). The Portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.

  In seeking to achieve the investment objective of the Portfolio, the Portfolio’s sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Name [Text Block]

Effective November 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025:

  The Portfolio’s name changed to Transamerica JPMorgan Diversified Equity Allocation VP.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

  Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets). The Portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.

  In seeking to achieve the investment objective of the Portfolio, the Portfolio’s sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021513
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.15%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%	[9]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 13.13%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 84% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio de-risked across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of market volatility and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,582	$9,436	$10,138
2/29/2016	$9,582	$9,433	$10,210
3/31/2016	$9,983	$10,097	$10,303
4/30/2016	$10,092	$10,159	$10,343
5/31/2016	$10,209	$10,341	$10,345
6/30/2016	$10,176	$10,362	$10,531
7/31/2016	$10,527	$10,774	$10,598
8/31/2016	$10,583	$10,801	$10,586
9/30/2016	$10,601	$10,818	$10,580
10/31/2016	$10,420	$10,584	$10,499
11/30/2016	$10,474	$11,058	$10,250
12/31/2016	$10,655	$11,274	$10,265
1/31/2017	$10,862	$11,486	$10,285
2/28/2017	$11,114	$11,913	$10,354
3/31/2017	$11,232	$11,921	$10,349
4/30/2017	$11,421	$12,047	$10,428
5/31/2017	$11,610	$12,171	$10,509
6/30/2017	$11,682	$12,280	$10,498
7/31/2017	$11,944	$12,512	$10,543
8/31/2017	$11,964	$12,536	$10,638
9/30/2017	$12,182	$12,842	$10,587
10/31/2017	$12,382	$13,122	$10,593
11/30/2017	$12,600	$13,521	$10,580
12/31/2017	$12,761	$13,656	$10,628
1/31/2018	$13,350	$14,375	$10,506
2/28/2018	$12,828	$13,846	$10,406
3/31/2018	$12,666	$13,568	$10,473
4/30/2018	$12,676	$13,619	$10,395
5/31/2018	$12,818	$14,004	$10,469
6/30/2018	$12,752	$14,095	$10,456
7/31/2018	$12,999	$14,563	$10,459
8/31/2018	$13,237	$15,074	$10,526
9/30/2018	$13,206	$15,099	$10,458
10/31/2018	$12,369	$13,988	$10,376
11/30/2018	$12,482	$14,268	$10,438
12/31/2018	$11,859	$12,940	$10,629
1/31/2019	$12,451	$14,051	$10,742
2/28/2019	$12,625	$14,545	$10,736
3/31/2019	$12,798	$14,757	$10,942
4/30/2019	$13,176	$15,346	$10,945
5/31/2019	$12,492	$14,353	$11,139
6/30/2019	$13,176	$15,361	$11,279
7/31/2019	$13,186	$15,590	$11,304
8/31/2019	$13,031	$15,272	$11,597
9/30/2019	$13,248	$15,540	$11,535
10/31/2019	$13,534	$15,874	$11,570
11/30/2019	$13,820	$16,478	$11,564
12/31/2019	$14,232	$16,954	$11,556
1/31/2020	$14,118	$16,935	$11,778
2/29/2020	$13,340	$15,549	$11,990
3/31/2020	$12,116	$13,410	$11,920
4/30/2020	$12,836	$15,187	$12,132
5/31/2020	$13,397	$15,999	$12,188
6/30/2020	$13,683	$16,364	$12,265
7/31/2020	$14,175	$17,294	$12,448
8/31/2020	$14,727	$18,546	$12,348
9/30/2020	$14,382	$17,871	$12,341
10/31/2020	$14,136	$17,485	$12,286
11/30/2020	$15,724	$19,613	$12,406
12/31/2020	$16,377	$20,495	$12,423
1/31/2021	$16,377	$20,404	$12,334
2/28/2021	$16,684	$21,042	$12,156
3/31/2021	$16,992	$21,796	$12,005
4/30/2021	$17,632	$22,919	$12,099
5/31/2021	$17,817	$23,024	$12,139
6/30/2021	$18,014	$23,592	$12,224
7/31/2021	$18,162	$23,991	$12,361
8/31/2021	$18,454	$24,675	$12,337
9/30/2021	$17,784	$23,568	$12,230
10/31/2021	$18,596	$25,161	$12,227
11/30/2021	$18,145	$24,778	$12,263
12/31/2021	$18,661	$25,754	$12,232
1/31/2022	$17,835	$24,239	$11,968
2/28/2022	$17,461	$23,628	$11,835
3/31/2022	$17,513	$24,395	$11,506
4/30/2022	$16,417	$22,206	$11,069
5/31/2022	$16,288	$22,176	$11,141
6/30/2022	$15,424	$20,321	$10,966
7/31/2022	$15,849	$22,227	$11,234
8/31/2022	$15,503	$21,397	$10,917
9/30/2022	$14,747	$19,413	$10,445
10/31/2022	$15,181	$21,005	$10,310
11/30/2022	$15,712	$22,102	$10,689
12/31/2022	$15,422	$20,808	$10,641
1/31/2023	$16,162	$22,241	$10,968
2/28/2023	$15,663	$21,721	$10,684
3/31/2023	$15,985	$22,302	$10,956
4/30/2023	$16,082	$22,539	$11,022
5/31/2023	$15,856	$22,627	$10,902
6/30/2023	$16,484	$24,172	$10,863
7/31/2023	$16,870	$25,039	$10,856
8/31/2023	$16,448	$24,555	$10,786
9/30/2023	$15,692	$23,386	$10,512
10/31/2023	$15,246	$22,766	$10,346
11/30/2023	$16,396	$24,888	$10,815
12/31/2023	$17,306	$26,209	$11,229
1/31/2024	$17,323	$26,499	$11,198
2/29/2024	$17,873	$27,933	$11,040
3/31/2024	$18,353	$28,835	$11,142
4/30/2024	$17,666	$27,566	$10,860
5/31/2024	$18,250	$28,868	$11,044
6/30/2024	$18,525	$29,762	$11,149
7/31/2024	$18,834	$30,315	$11,409
8/31/2024	$19,201	$30,975	$11,573
9/30/2024	$19,531	$31,616	$11,728
10/31/2024	$19,062	$31,384	$11,437
11/30/2024	$19,774	$33,471	$11,558
12/31/2024	$19,218	$32,448	$11,369
1/31/2025	$19,722	$33,473	$11,430
2/28/2025	$19,704	$32,831	$11,681
3/31/2025	$18,940	$30,916	$11,685
4/30/2025	$18,505	$30,709	$11,731
5/31/2025	$19,166	$32,655	$11,647
6/30/2025	$20,035	$34,314	$11,826
7/31/2025	$20,226	$35,070	$11,795
8/31/2025	$20,653	$35,881	$11,936
9/30/2025	$21,260	$37,120	$12,067
10/31/2025	$21,545	$37,915	$12,142
11/30/2025	$21,635	$38,019	$12,217
12/31/2025	$21,742	$38,012	$12,199

Average Annual Return [Table Text Block]
IBPV1	1 Year	5 Years	10 Years
Initial Class	13.13%	5.83%	8.08%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,139,871,010
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,597,136
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,139,871,010
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,597,136

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.8%
U.S. Fixed Income Funds	18.0
International Equity Funds	17.1
International Mixed Allocation Funds	10.7
Repurchase Agreements	2.4
U.S. Treasury	2.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	24.1%
Transamerica WMC US Growth VP, Initial Class	13.7
Transamerica Aegon Bond VP, Initial Class	10.7
Transamerica Large Cap Value, Class I2	9.3
Transamerica Aegon Core Bond VP, Initial Class	9.0
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	4.2
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.4
Transamerica International Focus, Class I2	3.2

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021514
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.41%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%	[10]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 12.84%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 84% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio de-risked across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of market volatility and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,577	$9,436	$10,138
2/29/2016	$9,577	$9,433	$10,210
3/31/2016	$9,975	$10,097	$10,303
4/30/2016	$10,085	$10,159	$10,343
5/31/2016	$10,195	$10,341	$10,345
6/30/2016	$10,161	$10,362	$10,531
7/31/2016	$10,508	$10,774	$10,598
8/31/2016	$10,562	$10,801	$10,586
9/30/2016	$10,580	$10,818	$10,580
10/31/2016	$10,389	$10,584	$10,499
11/30/2016	$10,452	$11,058	$10,250
12/31/2016	$10,625	$11,274	$10,265
1/31/2017	$10,835	$11,486	$10,285
2/28/2017	$11,081	$11,913	$10,354
3/31/2017	$11,190	$11,921	$10,349
4/30/2017	$11,381	$12,047	$10,428
5/31/2017	$11,563	$12,171	$10,509
6/30/2017	$11,636	$12,280	$10,498
7/31/2017	$11,900	$12,512	$10,543
8/31/2017	$11,911	$12,536	$10,638
9/30/2017	$12,122	$12,842	$10,587
10/31/2017	$12,323	$13,122	$10,593
11/30/2017	$12,534	$13,521	$10,580
12/31/2017	$12,697	$13,656	$10,628
1/31/2018	$13,281	$14,375	$10,506
2/28/2018	$12,754	$13,846	$10,406
3/31/2018	$12,591	$13,568	$10,473
4/30/2018	$12,601	$13,619	$10,395
5/31/2018	$12,735	$14,004	$10,469
6/30/2018	$12,668	$14,095	$10,456
7/31/2018	$12,917	$14,563	$10,459
8/31/2018	$13,144	$15,074	$10,526
9/30/2018	$13,113	$15,099	$10,458
10/31/2018	$12,281	$13,988	$10,376
11/30/2018	$12,394	$14,268	$10,438
12/31/2018	$11,767	$12,940	$10,629
1/31/2019	$12,353	$14,051	$10,742
2/28/2019	$12,528	$14,545	$10,736
3/31/2019	$12,692	$14,757	$10,942
4/30/2019	$13,062	$15,346	$10,945
5/31/2019	$12,384	$14,353	$11,139
6/30/2019	$13,052	$15,361	$11,279
7/31/2019	$13,062	$15,590	$11,304
8/31/2019	$12,910	$15,272	$11,597
9/30/2019	$13,118	$15,540	$11,535
10/31/2019	$13,405	$15,874	$11,570
11/30/2019	$13,681	$16,478	$11,564
12/31/2019	$14,096	$16,954	$11,556
1/31/2020	$13,969	$16,935	$11,778
2/29/2020	$13,198	$15,549	$11,990
3/31/2020	$11,990	$13,410	$11,920
4/30/2020	$12,692	$15,187	$12,132
5/31/2020	$13,256	$15,999	$12,188
6/30/2020	$13,532	$16,364	$12,265
7/31/2020	$14,015	$17,294	$12,448
8/31/2020	$14,555	$18,546	$12,348
9/30/2020	$14,209	$17,871	$12,341
10/31/2020	$13,974	$17,485	$12,286
11/30/2020	$15,520	$19,613	$12,406
12/31/2020	$16,163	$20,495	$12,423
1/31/2021	$16,175	$20,404	$12,334
2/28/2021	$16,472	$21,042	$12,156
3/31/2021	$16,769	$21,796	$12,005
4/30/2021	$17,387	$22,919	$12,099
5/31/2021	$17,572	$23,024	$12,139
6/30/2021	$17,758	$23,592	$12,224
7/31/2021	$17,906	$23,991	$12,361
8/31/2021	$18,184	$24,675	$12,337
9/30/2021	$17,537	$23,568	$12,230
10/31/2021	$18,313	$25,161	$12,227
11/30/2021	$17,873	$24,778	$12,263
12/31/2021	$18,378	$25,754	$12,232
1/31/2022	$17,563	$24,239	$11,968
2/28/2022	$17,188	$23,628	$11,835
3/31/2022	$17,227	$24,395	$11,506
4/30/2022	$16,153	$22,206	$11,069
5/31/2022	$16,024	$22,176	$11,141
6/30/2022	$15,170	$20,321	$10,966
7/31/2022	$15,584	$22,227	$11,234
8/31/2022	$15,237	$21,397	$10,917
9/30/2022	$14,495	$19,413	$10,445
10/31/2022	$14,914	$21,005	$10,310
11/30/2022	$15,431	$22,102	$10,689
12/31/2022	$15,156	$20,808	$10,641
1/31/2023	$15,883	$22,241	$10,968
2/28/2023	$15,382	$21,721	$10,684
3/31/2023	$15,705	$22,302	$10,956
4/30/2023	$15,786	$22,539	$11,022
5/31/2023	$15,560	$22,627	$10,902
6/30/2023	$16,173	$24,172	$10,863
7/31/2023	$16,544	$25,039	$10,856
8/31/2023	$16,138	$24,555	$10,786
9/30/2023	$15,399	$23,386	$10,512
10/31/2023	$14,951	$22,766	$10,346
11/30/2023	$16,070	$24,888	$10,815
12/31/2023	$16,964	$26,209	$11,229
1/31/2024	$16,964	$26,499	$11,198
2/29/2024	$17,498	$27,933	$11,040
3/31/2024	$17,979	$28,835	$11,142
4/30/2024	$17,291	$27,566	$10,860
5/31/2024	$17,876	$28,868	$11,044
6/30/2024	$18,134	$29,762	$11,149
7/31/2024	$18,427	$30,315	$11,409
8/31/2024	$18,780	$30,975	$11,573
9/30/2024	$19,110	$31,616	$11,728
10/31/2024	$18,641	$31,384	$11,437
11/30/2024	$19,336	$33,471	$11,558
12/31/2024	$18,780	$32,448	$11,369
1/31/2025	$19,284	$33,473	$11,430
2/28/2025	$19,266	$32,831	$11,681
3/31/2025	$18,502	$30,916	$11,685
4/30/2025	$18,068	$30,709	$11,731
5/31/2025	$18,710	$32,655	$11,647
6/30/2025	$19,562	$34,314	$11,826
7/31/2025	$19,753	$35,070	$11,795
8/31/2025	$20,141	$35,881	$11,936
9/30/2025	$20,747	$37,120	$12,067
10/31/2025	$21,014	$37,915	$12,142
11/30/2025	$21,085	$38,019	$12,217
12/31/2025	$21,192	$38,012	$12,199

Average Annual Return [Table Text Block]
IBPV2	1 Year	5 Years	10 Years
Service Class	12.84%	5.57%	7.80%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,139,871,010
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,597,136
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,139,871,010
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,597,136

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.8%
U.S. Fixed Income Funds	18.0
International Equity Funds	17.1
International Mixed Allocation Funds	10.7
Repurchase Agreements	2.4
U.S. Treasury	2.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	24.1%
Transamerica WMC US Growth VP, Initial Class	13.7
Transamerica Aegon Bond VP, Initial Class	10.7
Transamerica Large Cap Value, Class I2	9.3
Transamerica Aegon Core Bond VP, Initial Class	9.0
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	4.2
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.4
Transamerica International Focus, Class I2	3.2

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021511
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.15%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%	[11]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 11.89%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation and current income by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 63% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,688	$9,436	$10,138
2/29/2016	$9,688	$9,433	$10,210
3/31/2016	$10,009	$10,097	$10,303
4/30/2016	$10,107	$10,159	$10,343
5/31/2016	$10,196	$10,341	$10,345
6/30/2016	$10,214	$10,362	$10,531
7/31/2016	$10,481	$10,774	$10,598
8/31/2016	$10,538	$10,801	$10,586
9/30/2016	$10,556	$10,818	$10,580
10/31/2016	$10,407	$10,584	$10,499
11/30/2016	$10,426	$11,058	$10,250
12/31/2016	$10,556	$11,274	$10,265
1/31/2017	$10,734	$11,486	$10,285
2/28/2017	$10,949	$11,913	$10,354
3/31/2017	$11,042	$11,921	$10,349
4/30/2017	$11,201	$12,047	$10,428
5/31/2017	$11,369	$12,171	$10,509
6/30/2017	$11,435	$12,280	$10,498
7/31/2017	$11,640	$12,512	$10,543
8/31/2017	$11,681	$12,536	$10,638
9/30/2017	$11,837	$12,842	$10,587
10/31/2017	$12,002	$13,122	$10,593
11/30/2017	$12,168	$13,521	$10,580
12/31/2017	$12,295	$13,656	$10,628
1/31/2018	$12,723	$14,375	$10,506
2/28/2018	$12,304	$13,846	$10,406
3/31/2018	$12,197	$13,568	$10,473
4/30/2018	$12,188	$13,619	$10,395
5/31/2018	$12,314	$14,004	$10,469
6/30/2018	$12,246	$14,095	$10,456
7/31/2018	$12,441	$14,563	$10,459
8/31/2018	$12,643	$15,074	$10,526
9/30/2018	$12,602	$15,099	$10,458
10/31/2018	$11,977	$13,988	$10,376
11/30/2018	$12,060	$14,268	$10,438
12/31/2018	$11,664	$12,940	$10,629
1/31/2019	$12,050	$14,051	$10,742
2/28/2019	$12,185	$14,545	$10,736
3/31/2019	$12,352	$14,757	$10,942
4/30/2019	$12,654	$15,346	$10,945
5/31/2019	$12,164	$14,353	$11,139
6/30/2019	$12,727	$15,361	$11,279
7/31/2019	$12,737	$15,590	$11,304
8/31/2019	$12,698	$15,272	$11,597
9/30/2019	$12,833	$15,540	$11,535
10/31/2019	$13,060	$15,874	$11,570
11/30/2019	$13,274	$16,478	$11,564
12/31/2019	$13,580	$16,954	$11,556
1/31/2020	$13,546	$16,935	$11,778
2/29/2020	$13,060	$15,549	$11,990
3/31/2020	$12,019	$13,410	$11,920
4/30/2020	$12,539	$15,187	$12,132
5/31/2020	$12,980	$15,999	$12,188
6/30/2020	$13,263	$16,364	$12,265
7/31/2020	$13,693	$17,294	$12,448
8/31/2020	$14,088	$18,546	$12,348
9/30/2020	$13,825	$17,871	$12,341
10/31/2020	$13,670	$17,485	$12,286
11/30/2020	$14,826	$19,613	$12,406
12/31/2020	$15,291	$20,495	$12,423
1/31/2021	$15,291	$20,404	$12,334
2/28/2021	$15,434	$21,042	$12,156
3/31/2021	$15,589	$21,796	$12,005
4/30/2021	$16,042	$22,919	$12,099
5/31/2021	$16,185	$23,024	$12,139
6/30/2021	$16,352	$23,592	$12,224
7/31/2021	$16,471	$23,991	$12,361
8/31/2021	$16,658	$24,675	$12,337
9/30/2021	$16,169	$23,568	$12,230
10/31/2021	$16,719	$25,161	$12,227
11/30/2021	$16,389	$24,778	$12,263
12/31/2021	$16,695	$25,754	$12,232
1/31/2022	$16,072	$24,239	$11,968
2/28/2022	$15,791	$23,628	$11,835
3/31/2022	$15,729	$24,395	$11,506
4/30/2022	$14,911	$22,206	$11,069
5/31/2022	$14,788	$22,176	$11,141
6/30/2022	$14,202	$20,321	$10,966
7/31/2022	$14,446	$22,227	$11,234
8/31/2022	$14,171	$21,397	$10,917
9/30/2022	$13,620	$19,413	$10,445
10/31/2022	$13,794	$21,005	$10,310
11/30/2022	$14,142	$22,102	$10,689
12/31/2022	$14,011	$20,808	$10,641
1/31/2023	$14,562	$22,241	$10,968
2/28/2023	$14,127	$21,721	$10,684
3/31/2023	$14,417	$22,302	$10,956
4/30/2023	$14,489	$22,539	$11,022
5/31/2023	$14,287	$22,627	$10,902
6/30/2023	$14,663	$24,172	$10,863
7/31/2023	$14,895	$25,039	$10,856
8/31/2023	$14,601	$24,555	$10,786
9/30/2023	$13,989	$23,386	$10,512
10/31/2023	$13,631	$22,766	$10,346
11/30/2023	$14,526	$24,888	$10,815
12/31/2023	$15,287	$26,209	$11,229
1/31/2024	$15,287	$26,499	$11,198
2/29/2024	$15,585	$27,933	$11,040
3/31/2024	$15,943	$28,835	$11,142
4/30/2024	$15,376	$27,566	$10,860
5/31/2024	$15,809	$28,868	$11,044
6/30/2024	$16,032	$29,762	$11,149
7/31/2024	$16,286	$30,315	$11,409
8/31/2024	$16,574	$30,975	$11,573
9/30/2024	$16,846	$31,616	$11,728
10/31/2024	$16,437	$31,384	$11,437
11/30/2024	$16,937	$33,471	$11,558
12/31/2024	$16,513	$32,448	$11,369
1/31/2025	$16,862	$33,473	$11,430
2/28/2025	$16,937	$32,831	$11,681
3/31/2025	$16,422	$30,916	$11,685
4/30/2025	$16,180	$30,709	$11,731
5/31/2025	$16,559	$32,655	$11,647
6/30/2025	$17,210	$34,314	$11,826
7/31/2025	$17,346	$35,070	$11,795
8/31/2025	$17,663	$35,881	$11,936
9/30/2025	$18,132	$37,120	$12,067
10/31/2025	$18,352	$37,915	$12,142
11/30/2025	$18,445	$38,019	$12,217
12/31/2025	$18,477	$38,012	$12,199

Average Annual Return [Table Text Block]
IBPU1	1 Year	5 Years	10 Years
Initial Class	11.89%	3.86%	6.33%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 4,589,438,017
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 5,301,427
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,589,438,017
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,301,427

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	36.1%
U.S. Fixed Income Funds	29.9
International Mixed Allocation Funds	18.4
International Equity Funds	12.2
U.S. Treasury	2.2
Repurchase Agreements	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.9
Transamerica Aegon Core Bond VP, Initial Class	11.9
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.3
Transamerica Large Cap Value, Class I2	6.8
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	3.2
Transamerica International Stock, Class I2	2.4
Transamerica Emerging Markets Equity, Class I2	2.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021512
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.40%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[12]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 11.54%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation and current income by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 63% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond IndexFootnote Reference(a)
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,684	$9,436	$10,138
2/29/2016	$9,675	$9,433	$10,210
3/31/2016	$10,000	$10,097	$10,303
4/30/2016	$10,090	$10,159	$10,343
5/31/2016	$10,180	$10,341	$10,345
6/30/2016	$10,189	$10,362	$10,531
7/31/2016	$10,460	$10,774	$10,598
8/31/2016	$10,507	$10,801	$10,586
9/30/2016	$10,526	$10,818	$10,580
10/31/2016	$10,384	$10,584	$10,499
11/30/2016	$10,394	$11,058	$10,250
12/31/2016	$10,526	$11,274	$10,265
1/31/2017	$10,705	$11,486	$10,285
2/28/2017	$10,912	$11,913	$10,354
3/31/2017	$10,997	$11,921	$10,349
4/30/2017	$11,157	$12,047	$10,428
5/31/2017	$11,327	$12,171	$10,509
6/30/2017	$11,384	$12,280	$10,498
7/31/2017	$11,591	$12,512	$10,543
8/31/2017	$11,623	$12,536	$10,638
9/30/2017	$11,780	$12,842	$10,587
10/31/2017	$11,937	$13,122	$10,593
11/30/2017	$12,095	$13,521	$10,580
12/31/2017	$12,222	$13,656	$10,628
1/31/2018	$12,644	$14,375	$10,506
2/28/2018	$12,232	$13,846	$10,406
3/31/2018	$12,114	$13,568	$10,473
4/30/2018	$12,104	$13,619	$10,395
5/31/2018	$12,232	$14,004	$10,469
6/30/2018	$12,163	$14,095	$10,456
7/31/2018	$12,350	$14,563	$10,459
8/31/2018	$12,543	$15,074	$10,526
9/30/2018	$12,501	$15,099	$10,458
10/31/2018	$11,883	$13,988	$10,376
11/30/2018	$11,967	$14,268	$10,438
12/31/2018	$11,568	$12,940	$10,629
1/31/2019	$11,956	$14,051	$10,742
2/28/2019	$12,082	$14,545	$10,736
3/31/2019	$12,250	$14,757	$10,942
4/30/2019	$12,532	$15,346	$10,945
5/31/2019	$12,050	$14,353	$11,139
6/30/2019	$12,606	$15,361	$11,279
7/31/2019	$12,616	$15,590	$11,304
8/31/2019	$12,576	$15,272	$11,597
9/30/2019	$12,713	$15,540	$11,535
10/31/2019	$12,917	$15,874	$11,570
11/30/2019	$13,133	$16,478	$11,564
12/31/2019	$13,440	$16,954	$11,556
1/31/2020	$13,406	$16,935	$11,778
2/29/2020	$12,917	$15,549	$11,990
3/31/2020	$11,883	$13,410	$11,920
4/30/2020	$12,395	$15,187	$12,132
5/31/2020	$12,838	$15,999	$12,188
6/30/2020	$13,099	$16,364	$12,265
7/31/2020	$13,519	$17,294	$12,448
8/31/2020	$13,906	$18,546	$12,348
9/30/2020	$13,655	$17,871	$12,341
10/31/2020	$13,488	$17,485	$12,286
11/30/2020	$14,636	$19,613	$12,406
12/31/2020	$15,090	$20,495	$12,423
1/31/2021	$15,090	$20,404	$12,334
2/28/2021	$15,221	$21,042	$12,156
3/31/2021	$15,365	$21,796	$12,005
4/30/2021	$15,819	$22,919	$12,099
5/31/2021	$15,963	$23,024	$12,139
6/30/2021	$16,118	$23,592	$12,224
7/31/2021	$16,238	$23,991	$12,361
8/31/2021	$16,413	$24,675	$12,337
9/30/2021	$15,924	$23,568	$12,230
10/31/2021	$16,462	$25,161	$12,227
11/30/2021	$16,144	$24,778	$12,263
12/31/2021	$16,438	$25,754	$12,232
1/31/2022	$15,813	$24,239	$11,968
2/28/2022	$15,544	$23,628	$11,835
3/31/2022	$15,471	$24,395	$11,506
4/30/2022	$14,663	$22,206	$11,069
5/31/2022	$14,541	$22,176	$11,141
6/30/2022	$13,965	$20,321	$10,966
7/31/2022	$14,198	$22,227	$11,234
8/31/2022	$13,926	$21,397	$10,917
9/30/2022	$13,389	$19,413	$10,445
10/31/2022	$13,549	$21,005	$10,310
11/30/2022	$13,897	$22,102	$10,689
12/31/2022	$13,766	$20,808	$10,641
1/31/2023	$14,303	$22,241	$10,968
2/28/2023	$13,868	$21,721	$10,684
3/31/2023	$14,143	$22,302	$10,956
4/30/2023	$14,216	$22,539	$11,022
5/31/2023	$14,013	$22,627	$10,902
6/30/2023	$14,390	$24,172	$10,863
7/31/2023	$14,608	$25,039	$10,856
8/31/2023	$14,315	$24,555	$10,786
9/30/2023	$13,704	$23,386	$10,512
10/31/2023	$13,362	$22,766	$10,346
11/30/2023	$14,240	$24,888	$10,815
12/31/2023	$14,985	$26,209	$11,229
1/31/2024	$14,970	$26,499	$11,198
2/29/2024	$15,268	$27,933	$11,040
3/31/2024	$15,611	$28,835	$11,142
4/30/2024	$15,045	$27,566	$10,860
5/31/2024	$15,462	$28,868	$11,044
6/30/2024	$15,685	$29,762	$11,149
7/31/2024	$15,939	$30,315	$11,409
8/31/2024	$16,214	$30,975	$11,573
9/30/2024	$16,471	$31,616	$11,728
10/31/2024	$16,063	$31,384	$11,437
11/30/2024	$16,546	$33,471	$11,558
12/31/2024	$16,139	$32,448	$11,369
1/31/2025	$16,471	$33,473	$11,430
2/28/2025	$16,546	$32,831	$11,681
3/31/2025	$16,033	$30,916	$11,685
4/30/2025	$15,807	$30,709	$11,731
5/31/2025	$16,154	$32,655	$11,647
6/30/2025	$16,788	$34,314	$11,826
7/31/2025	$16,924	$35,070	$11,795
8/31/2025	$17,222	$35,881	$11,936
9/30/2025	$17,674	$37,120	$12,067
10/31/2025	$17,892	$37,915	$12,142
11/30/2025	$17,970	$38,019	$12,217
12/31/2025	$18,001	$38,012	$12,199

Average Annual Return [Table Text Block]
IBPU2	1 Year	5 Years	10 Years
Service Class	11.54%	3.59%	6.05%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 4,589,438,017
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 5,301,427
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,589,438,017
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,301,427

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	36.1%
U.S. Fixed Income Funds	29.9
International Mixed Allocation Funds	18.4
International Equity Funds	12.2
U.S. Treasury	2.2
Repurchase Agreements	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.9
Transamerica Aegon Core Bond VP, Initial Class	11.9
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.3
Transamerica Large Cap Value, Class I2	6.8
Transamerica High Yield Bond, Class I2	5.3
Transamerica International Equity, Class I2	3.2
Transamerica International Stock, Class I2	2.4
Transamerica Emerging Markets Equity, Class I2	2.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021449
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$66	0.61%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%	[13]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 16.21%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from benchmark relative performance, while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to results.

  At the stock level, the top contributors to benchmark relative performance in the fiscal year included overweight exposures to Seagate Technology Holdings PLC, Howmet Aerospace, Inc. and Micron Technology, Inc.

  Portfolio holdings that detracted from relative performance during the fiscal year included underweight exposures to Palantir Technologies, Inc. and GE Aerospace, and an overweight exposure to ServiceNow, Inc.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,462	$9,504
2/29/2016	$9,392	$9,491
3/31/2016	$10,041	$10,135
4/30/2016	$10,106	$10,174
5/31/2016	$10,313	$10,357
6/30/2016	$10,242	$10,384
7/31/2016	$10,662	$10,766
8/31/2016	$10,680	$10,782
9/30/2016	$10,662	$10,784
10/31/2016	$10,511	$10,587
11/30/2016	$10,953	$10,979
12/31/2016	$11,135	$11,196
1/31/2017	$11,384	$11,408
2/28/2017	$11,820	$11,861
3/31/2017	$11,862	$11,875
4/30/2017	$11,990	$11,997
5/31/2017	$12,099	$12,166
6/30/2017	$12,135	$12,242
7/31/2017	$12,390	$12,494
8/31/2017	$12,445	$12,532
9/30/2017	$12,949	$13,089
10/31/2017	$13,335	$13,490
12/31/2017	$13,490	$13,640
1/31/2018	$14,212	$14,421
2/28/2018	$13,640	$13,890
3/31/2018	$13,273	$13,537
4/30/2018	$13,285	$13,589
5/31/2018	$13,565	$13,916
6/30/2018	$13,677	$14,002
7/31/2018	$14,218	$14,523
8/31/2018	$14,637	$14,996
9/30/2018	$14,749	$15,081
10/31/2018	$13,619	$14,050
11/30/2018	$13,967	$14,337
12/31/2018	$12,679	$13,042
1/31/2019	$13,724	$14,087
2/28/2019	$14,118	$14,540
3/31/2019	$14,361	$14,822
4/30/2019	$14,972	$15,422
5/31/2019	$13,967	$14,442
6/30/2019	$14,953	$15,460
7/31/2019	$15,143	$15,682
8/31/2019	$14,833	$15,434
9/30/2019	$15,120	$15,723
10/31/2019	$15,497	$16,063
11/30/2019	$16,078	$16,646
12/31/2019	$16,614	$17,149
1/31/2020	$16,622	$17,142
2/29/2020	$15,331	$15,731
3/31/2020	$13,361	$13,788
4/30/2020	$15,135	$15,555
5/31/2020	$15,897	$16,296
6/30/2020	$16,282	$16,620
7/31/2020	$17,226	$17,558
8/31/2020	$18,571	$18,820
9/30/2020	$17,775	$18,105
10/31/2020	$17,286	$17,623
11/30/2020	$19,210	$19,552
12/31/2020	$19,965	$20,304
1/31/2021	$19,824	$20,099
2/28/2021	$20,355	$20,653
3/31/2021	$21,325	$21,558
4/30/2021	$22,536	$22,708
5/31/2021	$22,677	$22,867
6/30/2021	$23,208	$23,401
7/31/2021	$23,764	$23,956
8/31/2021	$24,400	$24,685
9/30/2021	$23,199	$23,537
10/31/2021	$24,964	$25,186
11/30/2021	$24,851	$25,011
12/31/2021	$25,978	$26,132
1/31/2022	$24,738	$24,780
2/28/2022	$24,025	$24,038
3/31/2022	$24,823	$24,931
4/30/2022	$22,654	$22,757
5/31/2022	$22,692	$22,798
6/30/2022	$20,795	$20,916
7/31/2022	$22,757	$22,845
8/31/2022	$21,822	$21,913
9/30/2022	$19,827	$19,895
10/31/2022	$21,307	$21,506
11/30/2022	$22,573	$22,708
12/31/2022	$21,211	$21,399
1/31/2023	$22,584	$22,744
2/28/2023	$22,080	$22,189
3/31/2023	$22,895	$23,004
4/30/2023	$23,292	$23,363
5/31/2023	$23,431	$23,464
6/30/2023	$24,987	$25,015
7/31/2023	$25,802	$25,818
8/31/2023	$25,458	$25,407
9/30/2023	$24,280	$24,196
10/31/2023	$23,782	$23,687
11/30/2023	$25,934	$25,850
12/31/2023	$27,078	$27,025
1/31/2024	$27,587	$27,479
2/29/2024	$29,082	$28,946
3/31/2024	$30,022	$29,878
4/30/2024	$28,890	$28,657
5/31/2024	$30,317	$30,078
6/30/2024	$31,438	$31,157
7/31/2024	$31,732	$31,537
8/31/2024	$32,510	$32,302
9/30/2024	$33,145	$32,992
10/31/2024	$32,886	$32,692
11/30/2024	$34,617	$34,611
12/31/2024	$33,640	$33,786
1/31/2025	$34,346	$34,727
2/28/2025	$33,981	$34,274
3/31/2025	$32,027	$32,343
4/30/2025	$31,662	$32,124
5/31/2025	$33,663	$34,146
6/30/2025	$35,453	$35,882
7/31/2025	$36,242	$36,687
8/31/2025	$36,968	$37,431
9/30/2025	$38,132	$38,797
10/31/2025	$38,881	$39,706
11/30/2025	$39,014	$39,803
12/31/2025	$39,095	$39,827

Average Annual Return [Table Text Block]
IBDM1	1 Year	5 Years	10 Years
Initial Class	16.21%	14.39%	14.61%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 2,830,971,650
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 18,082,896
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,830,971,650
Number of Portfolio Holdings	151
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waivers and reimbursements)	$18,082,896

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	33.6%
Financials	13.3
Consumer Discretionary	11.5
Communication Services	10.4
Health Care	9.3
Industrials	7.6
Consumer Staples	3.5
Energy	2.8
Utilities	2.2
Materials	1.7
Real Estate	1.7
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	8.1%
Apple, Inc.	6.9
Microsoft Corp.	6.6
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc., Class C	2.0
Tesla, Inc.	2.0
Mastercard, Inc., Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021450
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.86%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[14]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 15.90%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from benchmark relative performance, while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to results.

  At the stock level, the top contributors to benchmark relative performance in the fiscal year included overweight exposures to Seagate Technology Holdings PLC, Howmet Aerospace, Inc. and Micron Technology, Inc.

  Portfolio holdings that detracted from relative performance during the fiscal year included underweight exposures to Palantir Technologies, Inc. and GE Aerospace, and an overweight exposure to ServiceNow, Inc.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,456	$9,504
2/29/2016	$9,385	$9,491
3/31/2016	$10,036	$10,135
4/30/2016	$10,095	$10,174
5/31/2016	$10,302	$10,357
6/30/2016	$10,231	$10,384
7/31/2016	$10,645	$10,766
8/31/2016	$10,658	$10,782
9/30/2016	$10,639	$10,784
10/31/2016	$10,488	$10,587
11/30/2016	$10,930	$10,979
12/31/2016	$11,112	$11,196
1/31/2017	$11,354	$11,408
2/28/2017	$11,791	$11,861
3/31/2017	$11,827	$11,875
4/30/2017	$11,948	$11,997
5/31/2017	$12,063	$12,166
6/30/2017	$12,094	$12,242
7/31/2017	$12,342	$12,494
8/31/2017	$12,401	$12,532
9/30/2017	$12,891	$13,089
10/31/2017	$13,276	$13,490
12/31/2017	$13,425	$13,640
1/31/2018	$14,139	$14,421
2/28/2018	$13,568	$13,890
3/31/2018	$13,202	$13,537
4/30/2018	$13,208	$13,589
5/31/2018	$13,481	$13,916
6/30/2018	$13,599	$14,002
7/31/2018	$14,127	$14,523
8/31/2018	$14,543	$14,996
9/30/2018	$14,654	$15,081
10/31/2018	$13,529	$14,050
11/30/2018	$13,869	$14,337
12/31/2018	$12,587	$13,042
1/31/2019	$13,620	$14,087
2/28/2019	$14,013	$14,540
3/31/2019	$14,248	$14,822
4/30/2019	$14,850	$15,422
5/31/2019	$13,849	$14,442
6/30/2019	$14,831	$15,460
7/31/2019	$15,014	$15,682
8/31/2019	$14,702	$15,434
9/30/2019	$14,987	$15,723
10/31/2019	$15,354	$16,063
11/30/2019	$15,924	$16,646
12/31/2019	$16,449	$17,149
1/31/2020	$16,457	$17,142
2/29/2020	$15,174	$15,731
3/31/2020	$13,217	$13,788
4/30/2020	$14,972	$15,555
5/31/2020	$15,729	$16,296
6/30/2020	$16,104	$16,620
7/31/2020	$17,035	$17,558
8/31/2020	$18,359	$18,820
9/30/2020	$17,569	$18,105
10/31/2020	$17,083	$17,623
11/30/2020	$18,976	$19,552
12/31/2020	$19,716	$20,304
1/31/2021	$19,577	$20,099
2/28/2021	$20,095	$20,653
3/31/2021	$21,049	$21,558
4/30/2021	$22,243	$22,708
5/31/2021	$22,374	$22,867
6/30/2021	$22,893	$23,401
7/31/2021	$23,444	$23,956
8/31/2021	$24,064	$24,685
9/30/2021	$22,873	$23,537
10/31/2021	$24,613	$25,186
11/30/2021	$24,492	$25,011
12/31/2021	$25,589	$26,132
1/31/2022	$24,371	$24,780
2/28/2022	$23,655	$24,038
3/31/2022	$24,445	$24,931
4/30/2022	$22,306	$22,757
5/31/2022	$22,343	$22,798
6/30/2022	$20,464	$20,916
7/31/2022	$22,390	$22,845
8/31/2022	$21,459	$21,913
9/30/2022	$19,497	$19,895
10/31/2022	$20,950	$21,506
11/30/2022	$22,191	$22,708
12/31/2022	$20,844	$21,399
1/31/2023	$22,191	$22,744
2/28/2023	$21,692	$22,189
3/31/2023	$22,488	$23,004
4/30/2023	$22,880	$23,363
5/31/2023	$23,008	$23,464
6/30/2023	$24,525	$25,015
7/31/2023	$25,320	$25,818
8/31/2023	$24,977	$25,407
9/30/2023	$23,815	$24,196
10/31/2023	$23,323	$23,687
11/30/2023	$25,424	$25,850
12/31/2023	$26,553	$27,025
1/31/2024	$27,033	$27,479
2/29/2024	$28,497	$28,946
3/31/2024	$29,414	$29,878
4/30/2024	$28,296	$28,657
5/31/2024	$29,693	$30,078
6/30/2024	$30,777	$31,157
7/31/2024	$31,056	$31,537
8/31/2024	$31,820	$32,302
9/30/2024	$32,435	$32,992
10/31/2024	$32,180	$32,692
11/30/2024	$33,873	$34,611
12/31/2024	$32,899	$33,786
1/31/2025	$33,583	$34,727
2/28/2025	$33,212	$34,274
3/31/2025	$31,298	$32,343
4/30/2025	$30,938	$32,124
5/31/2025	$32,887	$34,146
6/30/2025	$34,627	$35,882
7/31/2025	$35,393	$36,687
8/31/2025	$36,089	$37,431
9/30/2025	$37,221	$38,797
10/31/2025	$37,945	$39,706
11/30/2025	$38,063	$39,803
12/31/2025	$38,129	$39,827

Average Annual Return [Table Text Block]
IBDM2	1 Year	5 Years	10 Years
Service Class	15.90%	14.10%	14.32%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 2,830,971,650
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 18,082,896
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,830,971,650
Number of Portfolio Holdings	151
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waivers and reimbursements)	$18,082,896

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	33.6%
Financials	13.3
Consumer Discretionary	11.5
Communication Services	10.4
Health Care	9.3
Industrials	7.6
Consumer Staples	3.5
Energy	2.8
Utilities	2.2
Materials	1.7
Real Estate	1.7
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	8.1%
Apple, Inc.	6.9
Microsoft Corp.	6.6
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc., Class C	2.0
Tesla, Inc.	2.0
Mastercard, Inc., Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034664
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$20	0.18%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%	[15]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 18.02%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index ex-U.S., returned 32.55%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 83% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI World Index ex-U.S.	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,573	$9,313	$10,138
2/29/2016	$9,520	$9,186	$10,210
3/31/2016	$9,904	$9,818	$10,303
4/30/2016	$9,957	$10,144	$10,343
5/31/2016	$10,000	$10,041	$10,345
6/30/2016	$9,808	$9,741	$10,531
7/31/2016	$10,128	$10,221	$10,598
8/31/2016	$10,187	$10,232	$10,586
9/30/2016	$10,264	$10,362	$10,580
10/31/2016	$10,111	$10,161	$10,499
11/30/2016	$9,915	$10,000	$10,250
12/31/2016	$10,122	$10,329	$10,265
1/31/2017	$10,373	$10,638	$10,285
2/28/2017	$10,503	$10,762	$10,354
3/31/2017	$10,743	$11,047	$10,349
4/30/2017	$10,994	$11,290	$10,428
5/31/2017	$11,320	$11,681	$10,509
6/30/2017	$11,364	$11,696	$10,498
7/31/2017	$11,647	$12,045	$10,543
8/31/2017	$11,639	$12,045	$10,638
9/30/2017	$11,872	$12,362	$10,587
10/31/2017	$12,016	$12,532	$10,593
11/30/2017	$12,138	$12,661	$10,580
12/31/2017	$12,327	$12,892	$10,628
1/31/2018	$12,815	$13,494	$10,506
2/28/2018	$12,293	$12,855	$10,406
3/31/2018	$12,193	$12,645	$10,473
4/30/2018	$12,293	$12,949	$10,395
5/31/2018	$12,182	$12,720	$10,469
6/30/2018	$11,983	$12,584	$10,456
7/31/2018	$12,127	$12,895	$10,459
8/31/2018	$12,081	$12,653	$10,526
9/30/2018	$12,070	$12,758	$10,458
10/31/2018	$11,266	$11,746	$10,376
11/30/2018	$11,243	$11,737	$10,438
12/31/2018	$10,898	$11,134	$10,629
1/31/2019	$11,346	$11,930	$10,742
2/28/2019	$11,473	$12,239	$10,736
3/31/2019	$11,588	$12,314	$10,942
4/30/2019	$11,909	$12,675	$10,945
5/31/2019	$11,300	$12,092	$11,139
6/30/2019	$11,886	$12,816	$11,279
7/31/2019	$11,783	$12,663	$11,304
8/31/2019	$11,678	$12,354	$11,597
9/30/2019	$11,922	$12,707	$11,535
10/31/2019	$12,269	$13,120	$11,570
11/30/2019	$12,411	$13,286	$11,564
12/31/2019	$12,835	$13,713	$11,556
1/31/2020	$12,668	$13,449	$11,778
2/29/2020	$12,051	$12,258	$11,990
3/31/2020	$10,533	$10,539	$11,920
4/30/2020	$11,099	$11,282	$12,132
5/31/2020	$11,652	$11,769	$12,188
6/30/2020	$12,051	$12,177	$12,265
7/31/2020	$12,591	$12,505	$12,448
8/31/2020	$13,056	$13,152	$12,348
9/30/2020	$12,831	$12,788	$12,341
10/31/2020	$12,501	$12,287	$12,286
11/30/2020	$14,100	$14,175	$12,406
12/31/2020	$14,748	$14,822	$12,423
1/31/2021	$14,774	$14,666	$12,334
2/28/2021	$14,959	$15,042	$12,156
3/31/2021	$15,184	$15,440	$12,005
4/30/2021	$15,607	$15,939	$12,099
5/31/2021	$16,056	$16,507	$12,139
6/30/2021	$15,937	$16,344	$12,224
7/31/2021	$15,977	$16,455	$12,361
8/31/2021	$16,139	$16,721	$12,337
9/30/2021	$15,682	$16,253	$12,230
10/31/2021	$16,098	$16,741	$12,227
11/30/2021	$15,522	$15,961	$12,263
12/31/2021	$16,112	$16,774	$12,232
1/31/2022	$15,508	$16,036	$11,968
2/28/2022	$15,146	$15,789	$11,835
3/31/2022	$14,945	$15,989	$11,506
4/30/2022	$14,140	$14,952	$11,069
5/31/2022	$14,193	$15,096	$11,141
6/30/2022	$13,268	$13,680	$10,966
7/31/2022	$13,509	$14,363	$11,234
8/31/2022	$13,109	$13,694	$10,917
9/30/2022	$12,484	$12,433	$10,445
10/31/2022	$12,812	$13,121	$10,310
11/30/2022	$13,468	$14,521	$10,689
12/31/2022	$13,328	$14,456	$10,641
1/31/2023	$14,093	$15,643	$10,968
2/28/2023	$13,671	$15,280	$10,684
3/31/2023	$13,953	$15,639	$10,956
4/30/2023	$14,124	$16,099	$11,022
5/31/2023	$13,593	$15,416	$10,902
6/30/2023	$14,015	$16,155	$10,863
7/31/2023	$14,328	$16,680	$10,856
8/31/2023	$13,866	$16,038	$10,786
9/30/2023	$13,294	$15,505	$10,512
10/31/2023	$12,865	$14,853	$10,346
11/30/2023	$13,755	$16,252	$10,815
12/31/2023	$14,549	$17,144	$11,229
1/31/2024	$14,438	$17,220	$11,198
2/29/2024	$14,692	$17,517	$11,040
3/31/2024	$15,105	$18,128	$11,142
4/30/2024	$14,581	$17,666	$10,860
5/31/2024	$15,121	$18,363	$11,044
6/30/2024	$14,899	$18,063	$11,149
7/31/2024	$15,327	$18,633	$11,409
8/31/2024	$15,658	$19,258	$11,573
9/30/2024	$15,755	$19,480	$11,728
10/31/2024	$14,991	$18,490	$11,437
11/30/2024	$15,251	$18,538	$11,558
12/31/2024	$14,845	$18,045	$11,369
1/31/2025	$15,381	$18,945	$11,430
2/28/2025	$15,674	$19,281	$11,681
3/31/2025	$15,381	$19,191	$11,685
4/30/2025	$15,414	$20,085	$11,731
5/31/2025	$16,097	$21,058	$11,647
6/30/2025	$16,666	$21,557	$11,826
7/31/2025	$16,438	$21,300	$11,795
8/31/2025	$16,779	$22,241	$11,936
9/30/2025	$17,133	$22,724	$12,067
10/31/2025	$17,166	$22,973	$12,142
11/30/2025	$17,250	$23,218	$12,217
12/31/2025	$17,519	$23,919	$12,199

Average Annual Return [Table Text Block]
IBDR1	1 Year	5 Years	10 Years
Initial Class	18.02%	3.50%	5.77%
MSCI World Index ex-U.S.Footnote Reference(a)	32.55%	10.04%	9.11%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 352,923,204
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 405,787
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$352,923,204
Number of Portfolio Holdings	17
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$405,787

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	52.5%
U.S. Fixed Income Funds	17.8
U.S. Equity Funds	14.3
International Mixed Allocation Funds	10.6
U.S. Treasury	2.9
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I2	17.1%
Transamerica WMC US Growth VP, Initial Class	14.3
Transamerica International Stock, Class I2	12.8
Transamerica International Focus, Class I2	12.4
Transamerica Aegon Bond VP, Initial Class	10.6
Transamerica Aegon Core Bond VP, Initial Class	8.4
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.3
U.S. Treasury Notes, 4.13%, 01/31/2027	2.9
Transamerica Core Bond, Class I2	1.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034665
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.43%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%	[16]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.67%. For the same period, the Portfolio’s broad-based benchmark, the MSCI World Index ex-U.S., returned 32.55%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30% over the same period.

  The Portfolio is a fund of funds that seeks to achieve capital appreciation, with current income as a secondary objective, by investing its assets primarily in a broad mix of underlying Transamerica mutual funds. The sub-adviser employs an investment process consisting of three integrated components: a multi-factor risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected Portfolio level volatility signal. Portfolio allocations are adjusted based on the risk management framework and on the sub-adviser’s tactical asset allocation views, which are informed by quantitative and qualitative research insights.

  The Portfolio began the fiscal year ended December 31, 2025 with approximately 83% of the Portfolio invested in equities. In response to increased market volatility observed prior to “Liberation Day” tariff announcements in April 2025. During this de-risking period, the Portfolio reduced exposure across U.S. and non-U.S. equities, core fixed income, and high yield. After the market volatility subsided, the Portfolio increased its equity allocation to an overweight position by June 2025, which the Portfolio maintained throughout the remainder of the fiscal year. The Portfolio underperformed during this period of de-risking and the following market rebound.

  The selection of underlying funds within the Portfolio and the risk management framework detracted from performance in the fiscal year ended December 31, 2025. Asset allocation decisions contributed to returns during the fiscal year.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index ex-U.S.	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,580	$9,313	$10,138
2/29/2016	$9,515	$9,186	$10,210
3/31/2016	$9,903	$9,818	$10,303
4/30/2016	$9,946	$10,144	$10,343
5/31/2016	$10,000	$10,041	$10,345
6/30/2016	$9,806	$9,741	$10,531
7/31/2016	$10,119	$10,221	$10,598
8/31/2016	$10,173	$10,232	$10,586
9/30/2016	$10,250	$10,362	$10,580
10/31/2016	$10,097	$10,161	$10,499
11/30/2016	$9,899	$10,000	$10,250
12/31/2016	$10,108	$10,329	$10,265
1/31/2017	$10,349	$10,638	$10,285
2/28/2017	$10,481	$10,762	$10,354
3/31/2017	$10,711	$11,047	$10,349
4/30/2017	$10,964	$11,290	$10,428
5/31/2017	$11,282	$11,681	$10,509
6/30/2017	$11,326	$11,696	$10,498
7/31/2017	$11,600	$12,045	$10,543
8/31/2017	$11,597	$12,045	$10,638
9/30/2017	$11,820	$12,362	$10,587
10/31/2017	$11,977	$12,532	$10,593
11/30/2017	$12,088	$12,661	$10,580
12/31/2017	$12,278	$12,892	$10,628
1/31/2018	$12,757	$13,494	$10,506
2/28/2018	$12,233	$12,855	$10,406
3/31/2018	$12,133	$12,645	$10,473
4/30/2018	$12,222	$12,949	$10,395
5/31/2018	$12,110	$12,720	$10,469
6/30/2018	$11,921	$12,584	$10,456
7/31/2018	$12,055	$12,895	$10,459
8/31/2018	$12,002	$12,653	$10,526
9/30/2018	$11,990	$12,758	$10,458
10/31/2018	$11,195	$11,746	$10,376
11/30/2018	$11,172	$11,737	$10,438
12/31/2018	$10,815	$11,134	$10,629
1/31/2019	$11,265	$11,930	$10,742
2/28/2019	$11,391	$12,239	$10,736
3/31/2019	$11,495	$12,314	$10,942
4/30/2019	$11,817	$12,675	$10,945
5/31/2019	$11,207	$12,092	$11,139
6/30/2019	$11,783	$12,816	$11,279
7/31/2019	$11,691	$12,663	$11,304
8/31/2019	$11,574	$12,354	$11,597
9/30/2019	$11,819	$12,707	$11,535
10/31/2019	$12,153	$13,120	$11,570
11/30/2019	$12,295	$13,286	$11,564
12/31/2019	$12,720	$13,713	$11,556
1/31/2020	$12,540	$13,449	$11,778
2/29/2020	$11,934	$12,258	$11,990
3/31/2020	$10,428	$10,539	$11,920
4/30/2020	$10,982	$11,282	$12,132
5/31/2020	$11,535	$11,769	$12,188
6/30/2020	$11,922	$12,177	$12,265
7/31/2020	$12,449	$12,505	$12,448
8/31/2020	$12,906	$13,152	$12,348
9/30/2020	$12,682	$12,788	$12,341
10/31/2020	$12,365	$12,287	$12,286
11/30/2020	$13,936	$14,175	$12,406
12/31/2020	$14,569	$14,822	$12,423
1/31/2021	$14,582	$14,666	$12,334
2/28/2021	$14,780	$15,042	$12,156
3/31/2021	$14,992	$15,440	$12,005
4/30/2021	$15,401	$15,939	$12,099
5/31/2021	$15,849	$16,507	$12,139
6/30/2021	$15,717	$16,344	$12,224
7/31/2021	$15,770	$16,455	$12,361
8/31/2021	$15,922	$16,721	$12,337
9/30/2021	$15,468	$16,253	$12,230
10/31/2021	$15,869	$16,741	$12,227
11/30/2021	$15,307	$15,961	$12,263
12/31/2021	$15,882	$16,774	$12,232
1/31/2022	$15,280	$16,036	$11,968
2/28/2022	$14,919	$15,789	$11,835
3/31/2022	$14,719	$15,989	$11,506
4/30/2022	$13,917	$14,952	$11,069
5/31/2022	$13,984	$15,096	$11,141
6/30/2022	$13,061	$13,680	$10,966
7/31/2022	$13,288	$14,363	$11,234
8/31/2022	$12,897	$13,694	$10,917
9/30/2022	$12,276	$12,433	$10,445
10/31/2022	$12,602	$13,121	$10,310
11/30/2022	$13,239	$14,521	$10,689
12/31/2022	$13,115	$14,456	$10,641
1/31/2023	$13,861	$15,643	$10,968
2/28/2023	$13,426	$15,280	$10,684
3/31/2023	$13,705	$15,639	$10,956
4/30/2023	$13,876	$16,099	$11,022
5/31/2023	$13,348	$15,416	$10,902
6/30/2023	$13,768	$16,155	$10,863
7/31/2023	$14,078	$16,680	$10,856
8/31/2023	$13,610	$16,038	$10,786
9/30/2023	$13,059	$15,505	$10,512
10/31/2023	$12,618	$14,853	$10,346
11/30/2023	$13,484	$16,252	$10,815
12/31/2023	$14,256	$17,144	$11,229
1/31/2024	$14,146	$17,220	$11,198
2/29/2024	$14,413	$17,517	$11,040
3/31/2024	$14,791	$18,128	$11,142
4/30/2024	$14,287	$17,666	$10,860
5/31/2024	$14,807	$18,363	$11,044
6/30/2024	$14,602	$18,063	$11,149
7/31/2024	$14,996	$18,633	$11,409
8/31/2024	$15,330	$19,258	$11,573
9/30/2024	$15,426	$19,480	$11,728
10/31/2024	$14,686	$18,490	$11,437
11/30/2024	$14,912	$18,538	$11,558
12/31/2024	$14,526	$18,045	$11,369
1/31/2025	$15,040	$18,945	$11,430
2/28/2025	$15,314	$19,281	$11,681
3/31/2025	$15,040	$19,191	$11,685
4/30/2025	$15,072	$20,085	$11,731
5/31/2025	$15,732	$21,058	$11,647
6/30/2025	$16,279	$21,557	$11,826
7/31/2025	$16,070	$21,300	$11,795
8/31/2025	$16,378	$22,241	$11,936
9/30/2025	$16,727	$22,724	$12,067
10/31/2025	$16,743	$22,973	$12,142
11/30/2025	$16,843	$23,218	$12,217
12/31/2025	$17,092	$23,919	$12,199

Average Annual Return [Table Text Block]
IBDR2	1 Year	5 Years	10 Years
Service Class	17.67%	3.25%	5.51%
MSCI World Index ex-U.S.Footnote Reference(a)	32.55%	10.04%	9.11%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 352,923,204
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 405,787
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$352,923,204
Number of Portfolio Holdings	17
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$405,787

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	52.5%
U.S. Fixed Income Funds	17.8
U.S. Equity Funds	14.3
International Mixed Allocation Funds	10.6
U.S. Treasury	2.9
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I2	17.1%
Transamerica WMC US Growth VP, Initial Class	14.3
Transamerica International Stock, Class I2	12.8
Transamerica International Focus, Class I2	12.4
Transamerica Aegon Bond VP, Initial Class	10.6
Transamerica Aegon Core Bond VP, Initial Class	8.4
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.3
U.S. Treasury Notes, 4.13%, 01/31/2027	2.9
Transamerica Core Bond, Class I2	1.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]

Effective August 1, 2025, and October 1, 2025, and as set forth in the Supplements to the Portfolio’s prospectus dated June 26, 2025, and September 29, 2025, the following occurred:

  Transamerica Asset Management, Inc., the Portfolio’s investment manager, implemented two successive fee reductions to its management fee schedule; and

  The Portfolio’s Annual Fund Operating Expenses were restated accordingly to reflect the new reduced management fee schedule.

Material Fund Change Strategies [Text Block]

Effective November 21, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated September 29, 2025:

  The Portfolio’s sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.

  In seeking to achieve the investment objective of the Portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021443
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.80%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%	[17]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.01%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio entered the period with approximately 32% of its assets allocated to equities and ended with approximately 29% allocated to equities. The Portfolio maintained an overweight allocation to fixed income throughout the fiscal year.

  Manager selection detracted from performance during the fiscal year, as underlying equity strategies underperformed. An overweight allocation to equities relative to the blended benchmark contributed to performance during the fiscal year.

  Relative value trades within non-U.S. developed market equities and non-U.S. fixed income contributed to performance during the fiscal year. An underweight position in the Swiss franc and an overweight position in European equities detracted from performance.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,927	$10,138	$9,436
2/29/2016	$9,949	$10,210	$9,433
3/31/2016	$10,203	$10,303	$10,097
4/30/2016	$10,268	$10,343	$10,159
5/31/2016	$10,305	$10,345	$10,341
6/30/2016	$10,413	$10,531	$10,362
7/31/2016	$10,573	$10,598	$10,774
8/31/2016	$10,571	$10,586	$10,801
9/30/2016	$10,571	$10,580	$10,818
10/31/2016	$10,461	$10,499	$10,584
11/30/2016	$10,387	$10,250	$11,058
12/31/2016	$10,446	$10,265	$11,274
1/31/2017	$10,534	$10,285	$11,486
2/28/2017	$10,659	$10,354	$11,913
3/31/2017	$10,674	$10,349	$11,921
4/30/2017	$10,777	$10,428	$12,047
5/31/2017	$10,880	$10,509	$12,171
6/30/2017	$10,902	$10,498	$12,280
7/31/2017	$11,019	$10,543	$12,512
8/31/2017	$11,083	$10,638	$12,536
9/30/2017	$11,128	$10,587	$12,842
10/31/2017	$11,225	$10,593	$13,122
11/30/2017	$11,277	$10,580	$13,521
12/31/2017	$11,360	$10,628	$13,656
1/31/2018	$11,450	$10,506	$14,375
2/28/2018	$11,225	$10,406	$13,846
3/31/2018	$11,225	$10,473	$13,568
4/30/2018	$11,158	$10,395	$13,619
5/31/2018	$11,225	$10,469	$14,004
6/30/2018	$11,187	$10,456	$14,095
7/31/2018	$11,277	$10,459	$14,563
8/31/2018	$11,374	$10,526	$15,074
9/30/2018	$11,303	$10,458	$15,099
10/31/2018	$11,003	$10,376	$13,988
11/30/2018	$11,097	$10,438	$14,268
12/31/2018	$11,026	$10,629	$12,940
1/31/2019	$11,326	$10,742	$14,051
2/28/2019	$11,390	$10,736	$14,545
3/31/2019	$11,579	$10,942	$14,757
4/30/2019	$11,682	$10,945	$15,346
5/31/2019	$11,658	$11,139	$14,353
6/30/2019	$11,958	$11,279	$15,361
7/31/2019	$11,974	$11,304	$15,590
8/31/2019	$12,139	$11,597	$15,272
9/30/2019	$12,123	$11,535	$15,540
10/31/2019	$12,221	$11,570	$15,874
11/30/2019	$12,279	$11,564	$16,478
12/31/2019	$12,369	$11,556	$16,954
1/31/2020	$12,533	$11,778	$16,935
2/29/2020	$12,467	$11,990	$15,549
3/31/2020	$11,721	$11,920	$13,410
4/30/2020	$12,197	$12,132	$15,187
5/31/2020	$12,451	$12,188	$15,999
6/30/2020	$12,722	$12,265	$16,364
7/31/2020	$13,107	$12,448	$17,294
8/31/2020	$13,269	$12,348	$18,546
9/30/2020	$13,149	$12,341	$17,871
10/31/2020	$13,054	$12,286	$17,485
11/30/2020	$13,683	$12,406	$19,613
12/31/2020	$13,898	$12,423	$20,495
1/31/2021	$13,803	$12,334	$20,404
2/28/2021	$13,786	$12,156	$21,042
3/31/2021	$13,829	$12,005	$21,796
4/30/2021	$14,062	$12,099	$22,919
5/31/2021	$14,174	$12,139	$23,024
6/30/2021	$14,286	$12,224	$23,592
7/31/2021	$14,432	$12,361	$23,991
8/31/2021	$14,505	$12,337	$24,675
9/30/2021	$14,281	$12,230	$23,568
10/31/2021	$14,496	$12,227	$25,161
11/30/2021	$14,393	$12,263	$24,778
12/31/2021	$14,580	$12,232	$25,754
1/31/2022	$14,197	$11,968	$24,239
2/28/2022	$13,973	$11,835	$23,628
3/31/2022	$13,711	$11,506	$24,395
4/30/2022	$13,075	$11,069	$22,206
5/31/2022	$13,113	$11,141	$22,176
6/30/2022	$12,720	$10,966	$20,321
7/31/2022	$13,075	$11,234	$22,227
8/31/2022	$12,691	$10,917	$21,397
9/30/2022	$12,044	$10,445	$19,413
10/31/2022	$12,066	$10,310	$21,005
11/30/2022	$12,551	$10,689	$22,102
12/31/2022	$12,421	$10,641	$20,808
1/31/2023	$12,885	$10,968	$22,241
2/28/2023	$12,529	$10,684	$21,721
3/31/2023	$12,896	$10,956	$22,302
4/30/2023	$12,961	$11,022	$22,539
5/31/2023	$12,799	$10,902	$22,627
6/30/2023	$12,874	$10,863	$24,172
7/31/2023	$12,950	$10,856	$25,039
8/31/2023	$12,790	$10,786	$24,555
9/30/2023	$12,361	$10,512	$23,386
10/31/2023	$12,119	$10,346	$22,766
11/30/2023	$12,856	$10,815	$24,888
12/31/2023	$13,527	$11,229	$26,209
1/31/2024	$13,483	$11,198	$26,499
2/29/2024	$13,505	$11,040	$27,933
3/31/2024	$13,725	$11,142	$28,835
4/30/2024	$13,307	$10,860	$27,566
5/31/2024	$13,615	$11,044	$28,868
6/30/2024	$13,802	$11,149	$29,762
7/31/2024	$14,022	$11,409	$30,315
8/31/2024	$14,308	$11,573	$30,975
9/30/2024	$14,512	$11,728	$31,616
10/31/2024	$14,138	$11,437	$31,384
11/30/2024	$14,489	$11,558	$33,471
12/31/2024	$14,104	$11,369	$32,448
1/31/2025	$14,308	$11,430	$33,473
2/28/2025	$14,512	$11,681	$32,831
3/31/2025	$14,319	$11,685	$30,916
4/30/2025	$14,297	$11,731	$30,709
5/31/2025	$14,410	$11,647	$32,655
6/30/2025	$14,772	$11,826	$34,314
7/31/2025	$14,760	$11,795	$35,070
8/31/2025	$14,989	$11,936	$35,881
9/30/2025	$15,200	$12,067	$37,120
10/31/2025	$15,317	$12,142	$37,915
11/30/2025	$15,387	$12,217	$38,019
12/31/2025	$15,387	$12,199	$38,012

Average Annual Return [Table Text Block]
I4CK1	1 Year	5 Years	10 Years
Initial Class	9.01%	2.06%	4.40%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 858,827,498
Holdings Count | Holding	1,255
Advisory Fees Paid, Amount	$ 6,361,007
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$858,827,498
Number of Portfolio Holdings	1,255
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,361,007

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Agency Obligations	25.8%
Common Stocks	25.2
Corporate Debt Securities	23.6
U.S. Government Obligations	19.6
Repurchase Agreements	2.9
Asset-Backed Securities	1.5
Mortgage-Backed Securities	0.5
Other Investment Company	0.3
Foreign Government Obligations	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 2.63%, 05/31/2027	2.7%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.6
U.S. Treasury Notes, 1.38%, 10/31/2028	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.4
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.3
NVIDIA Corp.	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	1.0
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Apple, Inc.	0.9
Microsoft Corp.	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021444
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.05%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%	[18]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 8.75%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The performance benchmark, the Russell 3000® Index, returned 17.15% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio entered the period with approximately 32% of its assets allocated to equities and ended with approximately 29% allocated to equities. The Portfolio maintained an overweight allocation to fixed income throughout the fiscal year.

  Manager selection detracted from performance during the fiscal year, as underlying equity strategies underperformed. An overweight allocation to equities relative to the blended benchmark contributed to performance during the fiscal year.

  Relative value trades within non-U.S. developed market equities and non-U.S. fixed income contributed to performance during the fiscal year. An underweight position in the Swiss franc and an overweight position in European equities detracted from performance.

  The views expressed reflect the opinions of J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,924	$10,138	$9,436
2/29/2016	$9,952	$10,210	$9,433
3/31/2016	$10,194	$10,303	$10,097
4/30/2016	$10,263	$10,343	$10,159
5/31/2016	$10,298	$10,345	$10,341
6/30/2016	$10,402	$10,531	$10,362
7/31/2016	$10,561	$10,598	$10,774
8/31/2016	$10,552	$10,586	$10,801
9/30/2016	$10,552	$10,580	$10,818
10/31/2016	$10,440	$10,499	$10,584
11/30/2016	$10,363	$10,250	$11,058
12/31/2016	$10,419	$10,265	$11,274
1/31/2017	$10,503	$10,285	$11,486
2/28/2017	$10,622	$10,354	$11,913
3/31/2017	$10,643	$10,349	$11,921
4/30/2017	$10,741	$10,428	$12,047
5/31/2017	$10,839	$10,509	$12,171
6/30/2017	$10,860	$10,498	$12,280
7/31/2017	$10,979	$10,543	$12,512
8/31/2017	$11,042	$10,638	$12,536
9/30/2017	$11,085	$10,587	$12,842
10/31/2017	$11,170	$10,593	$13,122
11/30/2017	$11,227	$10,580	$13,521
12/31/2017	$11,305	$10,628	$13,656
1/31/2018	$11,391	$10,506	$14,375
2/28/2018	$11,163	$10,406	$13,846
3/31/2018	$11,163	$10,473	$13,568
4/30/2018	$11,092	$10,395	$13,619
5/31/2018	$11,163	$10,469	$14,004
6/30/2018	$11,120	$10,456	$14,095
7/31/2018	$11,206	$10,459	$14,563
8/31/2018	$11,303	$10,526	$15,074
9/30/2018	$11,229	$10,458	$15,099
10/31/2018	$10,923	$10,376	$13,988
11/30/2018	$11,020	$10,438	$14,268
12/31/2018	$10,945	$10,629	$12,940
1/31/2019	$11,236	$10,742	$14,051
2/28/2019	$11,303	$10,736	$14,545
3/31/2019	$11,490	$10,942	$14,757
4/30/2019	$11,587	$10,945	$15,346
5/31/2019	$11,557	$11,139	$14,353
6/30/2019	$11,855	$11,279	$15,361
7/31/2019	$11,870	$11,304	$15,590
8/31/2019	$12,025	$11,597	$15,272
9/30/2019	$12,010	$11,535	$15,540
10/31/2019	$12,102	$11,570	$15,874
11/30/2019	$12,164	$11,564	$16,478
12/31/2019	$12,249	$11,556	$16,954
1/31/2020	$12,403	$11,778	$16,935
2/29/2020	$12,342	$11,990	$15,549
3/31/2020	$11,601	$11,920	$13,410
4/30/2020	$12,072	$12,132	$15,187
5/31/2020	$12,311	$12,188	$15,999
6/30/2020	$12,573	$12,265	$16,364
7/31/2020	$12,959	$12,448	$17,294
8/31/2020	$13,119	$12,348	$18,546
9/30/2020	$12,990	$12,341	$17,871
10/31/2020	$12,893	$12,286	$17,485
11/30/2020	$13,522	$12,406	$19,613
12/31/2020	$13,731	$12,423	$20,495
1/31/2021	$13,635	$12,334	$20,404
2/28/2021	$13,610	$12,156	$21,042
3/31/2021	$13,651	$12,005	$21,796
4/30/2021	$13,876	$12,099	$22,919
5/31/2021	$13,981	$12,139	$23,024
6/30/2021	$14,086	$12,224	$23,592
7/31/2021	$14,231	$12,361	$23,991
8/31/2021	$14,307	$12,337	$24,675
9/30/2021	$14,072	$12,230	$23,568
10/31/2021	$14,289	$12,227	$25,161
11/30/2021	$14,185	$12,263	$24,778
12/31/2021	$14,368	$12,232	$25,754
1/31/2022	$13,985	$11,968	$24,239
2/28/2022	$13,759	$11,835	$23,628
3/31/2022	$13,499	$11,506	$24,395
4/30/2022	$12,873	$11,069	$22,206
5/31/2022	$12,899	$11,141	$22,176
6/30/2022	$12,517	$10,966	$20,321
7/31/2022	$12,865	$11,234	$22,227
8/31/2022	$12,486	$10,917	$21,397
9/30/2022	$11,842	$10,445	$19,413
10/31/2022	$11,862	$10,310	$21,005
11/30/2022	$12,337	$10,689	$22,102
12/31/2022	$12,208	$10,641	$20,808
1/31/2023	$12,654	$10,968	$22,241
2/28/2023	$12,307	$10,684	$21,721
3/31/2023	$12,664	$10,956	$22,302
4/30/2023	$12,733	$11,022	$22,539
5/31/2023	$12,565	$10,902	$22,627
6/30/2023	$12,634	$10,863	$24,172
7/31/2023	$12,704	$10,856	$25,039
8/31/2023	$12,550	$10,786	$24,555
9/30/2023	$12,118	$10,512	$23,386
10/31/2023	$11,887	$10,346	$22,766
11/30/2023	$12,611	$10,815	$24,888
12/31/2023	$13,254	$11,229	$26,209
1/31/2024	$13,214	$11,198	$26,499
2/29/2024	$13,234	$11,040	$27,933
3/31/2024	$13,445	$11,142	$28,835
4/30/2024	$13,033	$10,860	$27,566
5/31/2024	$13,335	$11,044	$28,868
6/30/2024	$13,516	$11,149	$29,762
7/31/2024	$13,727	$11,409	$30,315
8/31/2024	$14,001	$11,573	$30,975
9/30/2024	$14,197	$11,728	$31,616
10/31/2024	$13,836	$11,437	$31,384
11/30/2024	$14,166	$11,558	$33,471
12/31/2024	$13,795	$11,369	$32,448
1/31/2025	$13,981	$11,430	$33,473
2/28/2025	$14,186	$11,681	$32,831
3/31/2025	$13,991	$11,685	$30,916
4/30/2025	$13,960	$11,731	$30,709
5/31/2025	$14,083	$11,647	$32,655
6/30/2025	$14,423	$11,826	$34,314
7/31/2025	$14,413	$11,795	$35,070
8/31/2025	$14,632	$11,936	$35,881
9/30/2025	$14,833	$12,067	$37,120
10/31/2025	$14,939	$12,142	$37,915
11/30/2025	$15,013	$12,217	$38,019
12/31/2025	$15,013	$12,199	$38,012

Average Annual Return [Table Text Block]
I4CK2	1 Year	5 Years	10 Years
Service Class	8.75%	1.80%	4.15%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 3000®IndexFootnote Reference(b)	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 858,827,498
Holdings Count | Holding	1,255
Advisory Fees Paid, Amount	$ 6,361,007
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$858,827,498
Number of Portfolio Holdings	1,255
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,361,007

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Agency Obligations	25.8%
Common Stocks	25.2
Corporate Debt Securities	23.6
U.S. Government Obligations	19.6
Repurchase Agreements	2.9
Asset-Backed Securities	1.5
Mortgage-Backed Securities	0.5
Other Investment Company	0.3
Foreign Government Obligations	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 2.63%, 05/31/2027	2.7%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.6
U.S. Treasury Notes, 1.38%, 10/31/2028	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.4
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.3
NVIDIA Corp.	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	1.0
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Apple, Inc.	0.9
Microsoft Corp.	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099470
Shareholder Report [Line Items]
Fund Name	Transamerica Madison Diversified Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.09%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%	[19]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 7.22%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 7.30%. The additional benchmark, the Russell 1000® Index, returned 17.37% over the same period.

  During the fiscal year ended December 31, 2025, shifting political, fiscal, and monetary policies had a significant impact on financial markets.

  The Portfolio underperformed its blended benchmark, consisting of the Bloomberg US Aggregate Bond Index (60%) and Russell 1000® Index (40%), during the fiscal year ended December 31, 2025.

  The equity portion of the Portfolio underperformed the Russell 1000® Index due to sector allocation and security selection. Among sectors, underweight allocations to technology and communication services detracted from relative performance. In terms of security selection, contributions from holdings in health care and financials were more than offset by holdings in industrials, consumer discretionary, communication services, technology, and consumer staples.

  On an individual security basis, Johnson & Johnson contributed the most to relative performance. Morgan Stanley, TE Connectivity, Cummins, and Caterpillar were other notable contributors to relative performance. Conversely, Automatic Data Processing detracted the most from relative performance. Other notable detractors from relative performance included EOG Resources, Elevance Health, Home Depot and Honeywell International.

  The fixed income portion of the Portfolio outperformed the Bloomberg US Aggregate Bond Index. Relative performance was driven primarily by declining yields across the U.S. Treasury yield curve and overweight allocations to corporate and mortgage-related bonds.

  Corporate bonds outperformed U.S. Treasuries during the fiscal year, driven primarily by incremental yield rather than material spread tightening, as credit spreads finished the fiscal year only slightly tighter. Mortgage-backed securities also outperformed U.S. Treasuries, supported by attractive yield, improving technicals, and a steeper yield curve.

  Looking ahead, the Portfolio’s sub-adviser continues to evaluate opportunities to increase exposure to securitized assets, where it believes that valuations remain attractive, and selectively trim credit exposure, as spreads remain tight and the economic outlook may become more uncertain.

  The views expressed reflect the opinions of Madison Asset Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 1000® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,966	$10,138	$9,462
2/29/2016	$9,975	$10,210	$9,459
3/31/2016	$10,278	$10,303	$10,117
4/30/2016	$10,329	$10,343	$10,172
5/31/2016	$10,371	$10,345	$10,351
6/30/2016	$10,582	$10,531	$10,374
7/31/2016	$10,725	$10,598	$10,769
8/31/2016	$10,727	$10,586	$10,783
9/30/2016	$10,675	$10,580	$10,792
10/31/2016	$10,521	$10,499	$10,582
11/30/2016	$10,564	$10,250	$10,999
12/31/2016	$10,684	$10,265	$11,205
1/31/2017	$10,718	$10,285	$11,431
2/28/2017	$10,933	$10,354	$11,873
3/31/2017	$10,882	$10,349	$11,881
4/30/2017	$10,976	$10,428	$12,006
5/31/2017	$11,071	$10,509	$12,159
6/30/2017	$11,105	$10,498	$12,244
7/31/2017	$11,191	$10,543	$12,487
8/31/2017	$11,254	$10,638	$12,526
9/30/2017	$11,344	$10,587	$12,793
10/31/2017	$11,460	$10,593	$13,086
11/30/2017	$11,585	$10,580	$13,485
12/31/2017	$11,701	$10,628	$13,636
1/31/2018	$11,854	$10,506	$14,384
2/28/2018	$11,540	$10,406	$13,856
3/31/2018	$11,460	$10,473	$13,541
4/30/2018	$11,415	$10,395	$13,587
5/31/2018	$11,531	$10,469	$13,934
6/30/2018	$11,505	$10,456	$14,024
7/31/2018	$11,728	$10,459	$14,508
8/31/2018	$11,863	$10,526	$15,008
9/30/2018	$11,854	$10,458	$15,065
10/31/2018	$11,650	$10,376	$13,999
11/30/2018	$11,910	$10,438	$14,284
12/31/2018	$11,613	$10,629	$12,983
1/31/2019	$11,891	$10,742	$14,071
2/28/2019	$12,113	$10,736	$14,548
3/31/2019	$12,345	$10,942	$14,801
4/30/2019	$12,530	$10,945	$15,399
5/31/2019	$12,363	$11,139	$14,417
6/30/2019	$12,780	$11,279	$15,430
7/31/2019	$12,873	$11,304	$15,669
8/31/2019	$13,011	$11,597	$15,382
9/30/2019	$13,059	$11,535	$15,649
10/31/2019	$13,098	$11,570	$15,980
11/30/2019	$13,213	$11,564	$16,584
12/31/2019	$13,348	$11,556	$17,063
1/31/2020	$13,348	$11,778	$17,082
2/29/2020	$12,992	$11,990	$15,686
3/31/2020	$12,365	$11,920	$13,613
4/30/2020	$12,943	$12,132	$15,412
5/31/2020	$13,204	$12,188	$16,225
6/30/2020	$13,262	$12,265	$16,584
7/31/2020	$13,628	$12,448	$17,555
8/31/2020	$13,797	$12,348	$18,843
9/30/2020	$13,697	$12,341	$18,155
10/31/2020	$13,536	$12,286	$17,717
11/30/2020	$14,219	$12,406	$19,803
12/31/2020	$14,410	$12,423	$20,640
1/31/2021	$14,179	$12,334	$20,470
2/28/2021	$14,189	$12,156	$21,064
3/31/2021	$14,581	$12,005	$21,861
4/30/2021	$14,782	$12,099	$23,037
5/31/2021	$15,063	$12,139	$23,147
6/30/2021	$15,023	$12,224	$23,727
7/31/2021	$15,244	$12,361	$24,220
8/31/2021	$15,347	$12,337	$24,921
9/30/2021	$14,964	$12,230	$23,776
10/31/2021	$15,264	$12,227	$25,426
11/30/2021	$15,130	$12,263	$25,085
12/31/2021	$15,544	$12,232	$26,101
1/31/2022	$15,192	$11,968	$24,629
2/28/2022	$14,954	$11,835	$23,953
3/31/2022	$14,985	$11,506	$24,762
4/30/2022	$14,344	$11,069	$22,554
5/31/2022	$14,499	$11,141	$22,520
6/30/2022	$13,941	$10,966	$20,634
7/31/2022	$14,313	$11,234	$22,556
8/31/2022	$13,917	$10,917	$21,690
9/30/2022	$13,091	$10,445	$19,683
10/31/2022	$13,498	$10,310	$21,261
11/30/2022	$14,139	$10,689	$22,412
12/31/2022	$13,930	$10,641	$21,108
1/31/2023	$14,324	$10,968	$22,524
2/28/2023	$13,831	$10,684	$21,988
3/31/2023	$14,016	$10,956	$22,683
4/30/2023	$14,078	$11,022	$22,964
5/31/2023	$13,671	$10,902	$23,071
6/30/2023	$13,967	$10,863	$24,629
7/31/2023	$14,213	$10,856	$25,476
8/31/2023	$14,021	$10,786	$25,031
9/30/2023	$13,533	$10,512	$23,854
10/31/2023	$13,216	$10,346	$23,278
11/30/2023	$13,889	$10,815	$25,452
12/31/2023	$14,482	$11,229	$26,708
1/31/2024	$14,350	$11,198	$27,081
2/29/2024	$14,324	$11,040	$28,543
3/31/2024	$14,627	$11,142	$29,458
4/30/2024	$14,100	$10,860	$28,205
5/31/2024	$14,350	$11,044	$29,533
6/30/2024	$14,377	$11,149	$30,510
7/31/2024	$14,852	$11,409	$30,954
8/31/2024	$15,201	$11,573	$31,688
9/30/2024	$15,377	$11,728	$32,366
10/31/2024	$15,188	$11,437	$32,139
11/30/2024	$15,580	$11,558	$34,209
12/31/2024	$14,985	$11,369	$33,255
1/31/2025	$15,228	$11,430	$34,313
2/28/2025	$15,553	$11,681	$33,713
3/31/2025	$15,377	$11,685	$31,762
4/30/2025	$15,120	$11,731	$31,573
5/31/2025	$15,269	$11,647	$33,589
6/30/2025	$15,580	$11,826	$35,290
7/31/2025	$15,566	$11,795	$36,074
8/31/2025	$15,913	$11,936	$36,833
9/30/2025	$16,010	$12,067	$38,110
10/31/2025	$15,899	$12,142	$38,932
11/30/2025	$16,135	$12,217	$39,027
12/31/2025	$16,066	$12,199	$39,030

Average Annual Return [Table Text Block]
I3CI2	1 Year	5 Years	10 Years
Service Class	7.22%	2.20%	4.86%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	7.30%	(0.36)%	2.01%
Russell 1000®IndexFootnote Reference(b)	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 106,724,890
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 808,747
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$106,724,890
Number of Portfolio Holdings	307
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$808,747

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	41.6%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	17.7
U.S. Government Obligations	11.6
Mortgage-Backed Securities	2.8
Repurchase Agreements	1.2
Asset-Backed Securities	0.5
Municipal Government Obligations	0.0Footnote Reference*
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Johnson & Johnson	2.0%
Exxon Mobil Corp.	1.7
Chevron Corp.	1.7
NextEra Energy, Inc.	1.7
CME Group, Inc.	1.7
Morgan Stanley	1.6
Blackrock, Inc.	1.6
Honeywell International, Inc.	1.5
U.S. Treasury Notes, 2.63%, 02/15/2029	1.4
Medtronic PLC	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112680
Shareholder Report [Line Items]
Fund Name	Transamerica Market Participation Strategy VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.98%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%	[20]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 10.02%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%. The performance benchmark, the Bloomberg US Government 5-10 Year Index, returned 8.19% over the same period.

  The Portfolio underperformed its blended benchmark, consisting of the Bloomberg Intermediate Government Bond Index (50%) and the S&P 500® Index (50%) (the “Blended Benchmark”), during the fiscal year ended December 31, 2025.

  The Portfolio’s average equity exposure was approximately 54%, above the baseline 50% market exposure, which contributed to relative performance, as the S&P 500® Index returned 17.88% during the period.

  Call option prices were positively affected by increases in implied volatility. However, declining interest rates, increasing implied dividend yields, and time decay negatively impacted call option prices during the period.

  The Portfolio’s average duration was shorter than the average duration of the Blended Benchmark during the period. As a result, overall interest rate exposure detracted from relative performance.

  The views expressed reflect the opinions of PGIM Quantitative Solutions LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Government 5-10 Year Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,788	$9,504	$10,284
2/29/2016	$9,850	$9,491	$10,397
3/31/2016	$10,106	$10,135	$10,407
4/30/2016	$10,150	$10,174	$10,398
5/31/2016	$10,212	$10,357	$10,384
6/30/2016	$10,283	$10,384	$10,644
7/31/2016	$10,531	$10,766	$10,667
8/31/2016	$10,425	$10,782	$10,584
9/30/2016	$10,389	$10,784	$10,602
10/31/2016	$10,182	$10,587	$10,484
11/30/2016	$10,326	$10,979	$10,130
12/31/2016	$10,416	$11,196	$10,118
1/31/2017	$10,479	$11,408	$10,141
2/28/2017	$10,740	$11,861	$10,204
3/31/2017	$10,722	$11,875	$10,208
4/30/2017	$10,740	$11,997	$10,311
5/31/2017	$10,794	$12,166	$10,389
6/30/2017	$10,883	$12,242	$10,335
7/31/2017	$10,901	$12,494	$10,378
8/31/2017	$10,882	$12,532	$10,504
9/30/2017	$10,999	$12,790	$10,383
10/31/2017	$11,189	$13,089	$10,364
11/30/2017	$11,414	$13,490	$10,329
12/31/2017	$11,540	$13,640	$10,340
1/31/2018	$12,090	$14,421	$10,151
2/28/2018	$11,766	$13,890	$10,083
3/31/2018	$11,603	$13,537	$10,184
4/30/2018	$11,468	$13,589	$10,075
5/31/2018	$11,648	$13,916	$10,177
6/30/2018	$11,684	$14,002	$10,175
7/31/2018	$11,856	$14,523	$10,131
8/31/2018	$12,115	$14,996	$10,230
9/30/2018	$12,134	$15,081	$10,122
10/31/2018	$11,589	$14,050	$10,105
11/30/2018	$11,713	$14,337	$10,222
12/31/2018	$11,225	$13,042	$10,465
1/31/2019	$11,618	$14,087	$10,536
2/28/2019	$11,780	$14,540	$10,503
3/31/2019	$11,981	$14,822	$10,721
4/30/2019	$12,278	$15,422	$10,698
5/31/2019	$11,953	$14,442	$10,965
6/30/2019	$12,441	$15,460	$11,099
7/31/2019	$12,556	$15,682	$11,080
8/31/2019	$12,606	$15,434	$11,437
9/30/2019	$12,731	$15,723	$11,335
10/31/2019	$12,822	$16,063	$11,360
11/30/2019	$13,118	$16,646	$11,298
12/31/2019	$13,311	$17,149	$11,249
1/31/2020	$13,447	$17,142	$11,547
2/29/2020	$13,163	$15,731	$11,857
3/31/2020	$13,197	$13,788	$12,219
4/30/2020	$13,652	$15,555	$12,280
5/31/2020	$14,005	$16,296	$12,312
6/30/2020	$14,130	$16,620	$12,326
7/31/2020	$14,597	$17,558	$12,411
8/31/2020	$15,331	$18,820	$12,346
9/30/2020	$14,947	$18,105	$12,370
10/31/2020	$14,668	$17,623	$12,251
11/30/2020	$15,587	$19,552	$12,282
12/31/2020	$16,017	$20,304	$12,273
1/31/2021	$16,005	$20,099	$12,182
2/28/2021	$16,098	$20,653	$11,942
3/31/2021	$16,389	$21,558	$11,729
4/30/2021	$16,947	$22,708	$11,830
5/31/2021	$16,923	$22,867	$11,901
6/30/2021	$17,202	$23,401	$11,946
7/31/2021	$17,528	$23,956	$12,141
8/31/2021	$17,785	$24,685	$12,098
9/30/2021	$17,331	$23,537	$11,938
10/31/2021	$17,863	$25,186	$11,853
11/30/2021	$17,941	$25,011	$11,948
12/31/2021	$18,331	$26,132	$11,910
1/31/2022	$17,370	$24,780	$11,672
2/28/2022	$17,071	$24,038	$11,628
3/31/2022	$17,331	$24,931	$11,197
4/30/2022	$16,395	$22,757	$10,837
5/31/2022	$16,291	$22,798	$10,914
6/30/2022	$15,655	$20,916	$10,815
7/31/2022	$16,278	$22,845	$11,089
8/31/2022	$15,922	$21,913	$10,714
9/30/2022	$15,146	$19,895	$10,290
10/31/2022	$15,612	$21,506	$10,185
11/30/2022	$16,043	$22,708	$10,499
12/31/2022	$15,526	$21,399	$10,411
1/31/2023	$15,905	$22,744	$10,694
2/28/2023	$15,560	$22,189	$10,391
3/31/2023	$15,905	$23,004	$10,743
4/30/2023	$16,026	$23,363	$10,829
5/31/2023	$16,009	$23,464	$10,698
6/30/2023	$16,561	$25,015	$10,561
7/31/2023	$16,906	$25,818	$10,527
8/31/2023	$16,661	$25,407	$10,479
9/30/2023	$16,194	$24,196	$10,230
10/31/2023	$15,934	$23,687	$10,085
11/30/2023	$16,765	$25,850	$10,478
12/31/2023	$17,319	$27,025	$10,841
1/31/2024	$17,441	$27,479	$10,840
2/29/2024	$17,943	$28,946	$10,643
3/31/2024	$18,358	$29,878	$10,720
4/30/2024	$17,770	$28,657	$10,431
5/31/2024	$18,341	$30,078	$10,603
6/30/2024	$18,843	$31,157	$10,732
7/31/2024	$18,999	$31,537	$11,021
8/31/2024	$19,326	$32,302	$11,166
9/30/2024	$19,695	$32,992	$11,307
10/31/2024	$19,519	$32,692	$10,968
11/30/2024	$20,258	$34,611	$11,064
12/31/2024	$19,906	$33,786	$10,868
1/31/2025	$20,240	$34,727	$10,939
2/28/2025	$20,064	$34,274	$11,206
3/31/2025	$19,343	$32,343	$11,260
4/30/2025	$19,378	$32,124	$11,398
5/31/2025	$19,959	$34,146	$11,284
6/30/2025	$20,539	$35,882	$11,445
7/31/2025	$20,785	$36,687	$11,387
8/31/2025	$21,052	$37,431	$11,576
9/30/2025	$21,624	$38,797	$11,624
10/31/2025	$21,993	$39,706	$11,696
11/30/2025	$21,993	$39,803	$11,806
12/31/2025	$21,901	$39,827	$11,758

Average Annual Return [Table Text Block]
I4CB2	1 Year	5 Years	10 Years
Service Class	10.02%	6.46%	8.15%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Government 5-10 Year IndexFootnote Reference(b)	8.19%	(0.85)%	1.63%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 278,245,471
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,964,200
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$278,245,471
Number of Portfolio Holdings	14
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,964,200

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	25.0%
Short-Term U.S. Government Obligations	17.9
U.S. Government Agency Obligations	17.0
Foreign Government Obligations	11.1
Other Investment Company	6.2
Repurchase Agreements	4.9
Purchased Options	24.0
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.63%, 10/31/2026	14.5%
Federal Home Loan Banks, 3.25%, 11/16/2028	10.4
U.S. Treasury Bills, 3.89%, 01/06/2026	9.0
U.S. Treasury Bills, 3.84%, 03/03/2026	8.9
U.S. Treasury Bonds, Principal Only STRIPS, 02/15/2027	6.2
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	6.0
U.S. Treasury Notes, 3.63%, 09/30/2031	4.3
Federal National Mortgage Association, 7.25%, 05/15/2030	4.1
Inter-American Development Bank, 4.00%, 01/12/2028	2.6
European Investment Bank, 3.88%, 03/15/2028	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021469
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Capital Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.76%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%	[21]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 20.20%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Growth Index, returned 18.56% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio outperformed the Russell 1000® Growth Index, a benchmark of the Portfolio.

  Uncertainty regarding U.S. tariff and policy remained elevated during the fiscal year, and there was a U.S. government shutdown in the fourth quarter. Nevertheless, additional U.S. Federal Reserve (“Fed”) easing and continued AI-related capital expenditures supported broader market performance during the fiscal year. However, investor sentiment grew more cautious over the course of the fiscal year amid rising scrutiny around AI monetization and signs of slowing momentum across select parts of the economy.

  The Portfolio’s outperformance relative to the Russell 1000® Growth Index during the fiscal year was primarily driven by favorable stock selection in health care, financials and consumer discretionary sectors.

  Holdings that contributed to the Portfolio’s relative performance included a web performance and security company, an advertising technology company, a video game platform, a food delivery company and a biopharmaceutical royalties acquirer.

  The main detractors from relative performance were mixed stock selection in communication services, industrials and information technology sectors.

  Holdings that detracted from the Portfolio’s relative performance included a digital advertising software platform (sold during the period), an autonomous trucking driving company, a cross-border ecommerce platform (sold), an enterprise analytics platform and Bitcoin development company, and a developer of internet connected sensor systems.

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,014	$9,436	$9,442
2/29/2016	$8,796	$9,433	$9,438
3/31/2016	$9,470	$10,097	$10,074
4/30/2016	$9,445	$10,159	$9,982
5/31/2016	$9,682	$10,341	$10,176
6/30/2016	$9,601	$10,362	$10,136
7/31/2016	$10,243	$10,774	$10,615
8/31/2016	$10,319	$10,801	$10,562
9/30/2016	$10,617	$10,818	$10,600
10/31/2016	$10,246	$10,584	$10,351
11/30/2016	$9,977	$11,058	$10,577
12/31/2016	$9,774	$11,274	$10,708
1/31/2017	$10,776	$11,486	$11,068
2/28/2017	$10,994	$11,913	$11,528
3/31/2017	$11,351	$11,921	$11,662
4/30/2017	$11,837	$12,047	$11,928
5/31/2017	$12,586	$12,171	$12,238
6/30/2017	$12,462	$12,280	$12,206
7/31/2017	$12,869	$12,512	$12,531
8/31/2017	$13,226	$12,536	$12,760
9/30/2017	$13,770	$13,122	$13,427
10/31/2017	$14,042	$13,521	$13,835
12/31/2017	$14,034	$13,656	$13,943
1/31/2018	$15,402	$14,375	$14,930
2/28/2018	$15,612	$13,846	$14,539
3/31/2018	$15,394	$13,568	$14,140
4/30/2018	$15,410	$13,619	$14,189
5/31/2018	$16,443	$14,004	$14,811
6/30/2018	$16,731	$14,095	$14,954
7/31/2018	$16,653	$14,563	$15,393
8/31/2018	$18,115	$15,074	$16,235
9/30/2018	$17,957	$15,099	$16,325
10/31/2018	$16,081	$13,988	$14,865
11/30/2018	$16,257	$14,268	$15,023
12/31/2018	$14,972	$12,940	$13,732
1/31/2019	$16,848	$14,051	$14,966
2/28/2019	$17,643	$14,545	$15,501
3/31/2019	$17,911	$14,757	$15,943
4/30/2019	$18,660	$15,346	$16,663
5/31/2019	$18,022	$14,353	$15,610
6/30/2019	$19,279	$15,361	$16,682
7/31/2019	$19,418	$15,590	$17,059
8/31/2019	$18,506	$15,272	$16,928
9/30/2019	$17,202	$15,540	$16,930
10/31/2019	$17,232	$15,874	$17,408
11/30/2019	$18,697	$16,478	$18,180
12/31/2019	$18,527	$16,954	$18,729
1/31/2020	$19,651	$16,935	$19,147
2/29/2020	$19,590	$15,549	$17,843
3/31/2020	$17,844	$13,410	$16,088
4/30/2020	$21,668	$15,187	$18,468
5/31/2020	$25,793	$15,999	$19,708
6/30/2020	$28,633	$16,364	$20,567
7/31/2020	$31,654	$17,294	$22,149
8/31/2020	$34,308	$18,546	$24,434
9/30/2020	$34,796	$17,871	$23,285
10/31/2020	$33,383	$17,485	$22,494
11/30/2020	$39,885	$19,613	$24,797
12/31/2020	$40,363	$20,495	$25,938
1/31/2021	$40,924	$20,404	$25,746
2/28/2021	$43,157	$21,042	$25,740
3/31/2021	$39,532	$21,796	$26,182
4/30/2021	$41,381	$22,919	$27,963
5/31/2021	$40,249	$23,024	$27,577
6/30/2021	$45,131	$23,592	$29,307
7/31/2021	$45,152	$23,991	$30,273
8/31/2021	$46,151	$24,675	$31,404
9/30/2021	$43,239	$23,568	$29,646
10/31/2021	$46,604	$25,161	$32,213
11/30/2021	$45,024	$24,778	$32,410
12/31/2021	$40,148	$25,754	$33,096
1/31/2022	$31,330	$24,239	$30,255
2/28/2022	$30,973	$23,628	$28,970
3/31/2022	$29,380	$24,395	$30,103
4/30/2022	$22,732	$22,206	$26,468
5/31/2022	$18,886	$22,176	$25,853
6/30/2022	$17,403	$20,321	$23,805
7/31/2022	$19,765	$22,227	$26,662
8/31/2022	$20,080	$21,397	$25,420
9/30/2022	$18,038	$19,413	$22,949
10/31/2022	$18,463	$21,005	$24,290
11/30/2022	$18,038	$22,102	$25,397
12/31/2022	$16,123	$20,808	$23,453
1/31/2023	$18,931	$22,241	$25,407
2/28/2023	$18,165	$21,721	$25,106
3/31/2023	$18,803	$22,302	$26,822
4/30/2023	$17,740	$22,539	$27,086
5/31/2023	$19,697	$22,627	$28,321
6/30/2023	$21,356	$24,172	$30,258
7/31/2023	$23,100	$25,039	$31,277
8/31/2023	$21,016	$24,555	$30,996
9/30/2023	$19,910	$23,386	$29,310
10/31/2023	$17,995	$22,766	$28,893
11/30/2023	$21,101	$24,888	$32,043
12/31/2023	$23,653	$26,209	$33,462
1/31/2024	$22,164	$26,499	$34,296
2/29/2024	$24,674	$27,933	$36,636
3/31/2024	$25,185	$28,835	$37,281
4/30/2024	$22,845	$27,566	$35,700
5/31/2024	$22,547	$28,868	$37,837
6/30/2024	$23,696	$29,762	$40,388
7/31/2024	$23,994	$30,315	$39,701
8/31/2024	$25,653	$30,975	$40,528
9/30/2024	$27,142	$31,616	$41,677
10/31/2024	$29,014	$31,384	$41,539
11/30/2024	$35,735	$33,471	$44,233
12/31/2024	$34,119	$32,448	$44,623
1/31/2025	$37,267	$33,473	$45,506
2/28/2025	$34,799	$32,831	$43,871
3/31/2025	$30,545	$30,916	$40,175
4/30/2025	$33,140	$30,709	$40,887
5/31/2025	$37,820	$32,655	$44,505
6/30/2025	$40,372	$34,314	$47,342
7/31/2025	$41,138	$35,070	$49,129
8/31/2025	$42,329	$35,881	$49,679
9/30/2025	$45,137	$37,120	$52,318
10/31/2025	$45,562	$37,915	$54,218
11/30/2025	$40,968	$38,019	$53,236
12/31/2025	$41,010	$38,012	$52,906

Average Annual Return [Table Text Block]
IBPO1	1 Year	5 Years	10 Years
Initial Class	20.20%	0.32%	15.16%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Growth IndexFootnote Reference(b)	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 184,838,192
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,218,864
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$184,838,192
Number of Portfolio Holdings	31
Portfolio Turnover Rate	66%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,218,864

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	43.1%
Consumer Discretionary	16.5
Health Care	11.9
Financials	11.3
Industrials	6.2
Communication Services	4.6
Real Estate	0.5
Repurchase Agreements	6.0
Other Investment Company	1.4
Options Purchased	0.1
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	12.8%
Tesla, Inc.	8.9
AppLovin Corp., Class A	7.8
Affirm Holdings, Inc.	7.1
Royalty Pharma PLC, Class A	5.4
DoorDash, Inc., Class A	4.9
Shopify, Inc., Class A	4.7
ROBLOX Corp., Class A	4.6
QXO, Inc.	4.5
Strategy, Inc., Class A	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000147921
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.47%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%	[22]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 14.21%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended Benchmark, returned 16.60% over the same period.

  The fiscal year ended December 31, 2025 delivered broadly positive returns across major asset classes, driven by investor risk appetite, monetary policy easing, and growth in technology-related sectors, although markets also experienced bouts of volatility.

  The Portfolio normally invests at least 80% its net assets in Transamerica Morgan Stanley Global Allocation VP (the “Underlying Fund”), which targets a 60/40 split between equities and bonds.

  Additionally, the Portfolio employs the Milliman Managed Risk Strategy (“MMRS”), a dynamic derivative strategy that seeks to manage the Portfolio’s return volatility.

  For the year ended December 31, 2025, the Portfolio underperformed its blended benchmark. Performance of the Underlying Fund was the largest contributor to relative performance, while the futures overlay was the largest detractor from relative performance.

  The futures overlay employed by the MMRS, while seeking to manage return volatility and mitigate losses, may also limit participation in rising markets. The Portfolio’s use of derivative instruments to manage the Portfolio’s overall risk exposure increased during periods of increased market volatility during the fiscal year, most notably in March and April, and to a lesser extent in January and February of 2025. In the sub-adviser’s view, the MMRS was successful in stabilizing the Portfolio’s return volatility to the target volatility level during the fiscal year, while the Portfolio participated in a majority of the Underlying Fund’s positive return in 2025.

  The views expressed reflect the opinions of Milliman Financial Risk Management LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,739	$9,397	$9,673
2/29/2016	$9,656	$9,332	$9,719
3/31/2016	$9,875	$10,024	$10,256
4/30/2016	$9,937	$10,172	$10,402
5/31/2016	$9,927	$10,185	$10,354
6/30/2016	$9,823	$10,123	$10,437
7/31/2016	$9,990	$10,559	$10,738
8/31/2016	$10,003	$10,595	$10,739
9/30/2016	$10,014	$10,660	$10,802
10/31/2016	$9,924	$10,479	$10,572
11/30/2016	$9,935	$10,558	$10,453
12/31/2016	$10,037	$10,786	$10,569
1/31/2017	$10,196	$11,081	$10,790
2/28/2017	$10,355	$11,392	$10,992
3/31/2017	$10,435	$11,532	$11,079
4/30/2017	$10,559	$11,711	$11,233
5/31/2017	$10,707	$11,970	$11,451
6/30/2017	$10,730	$12,024	$11,479
7/31/2017	$10,923	$12,360	$11,748
8/31/2017	$10,961	$12,408	$11,822
9/30/2017	$11,087	$12,910	$12,047
10/31/2017	$11,224	$13,160	$12,240
12/31/2017	$11,292	$13,372	$12,375
1/31/2018	$11,681	$14,127	$12,853
2/28/2018	$11,269	$13,533	$12,484
3/31/2018	$11,178	$13,244	$12,377
4/30/2018	$11,098	$13,370	$12,368
5/31/2018	$11,064	$13,387	$12,340
6/30/2018	$11,029	$13,314	$12,278
7/31/2018	$11,212	$13,716	$12,492
8/31/2018	$11,237	$13,824	$12,556
9/30/2018	$11,179	$13,884	$12,546
10/31/2018	$10,659	$12,843	$11,925
11/30/2018	$10,716	$13,031	$12,045
12/31/2018	$10,416	$12,113	$11,633
1/31/2019	$10,774	$13,070	$12,255
2/28/2019	$10,867	$13,419	$12,424
3/31/2019	$10,971	$13,588	$12,580
4/30/2019	$11,167	$14,047	$12,820
5/31/2019	$10,867	$13,214	$12,433
6/30/2019	$11,283	$14,079	$13,032
7/31/2019	$11,248	$14,120	$13,040
8/31/2019	$11,245	$13,785	$12,960
9/30/2019	$11,316	$14,075	$13,071
10/31/2019	$11,555	$14,460	$13,321
11/30/2019	$11,686	$14,813	$13,475
12/31/2019	$11,948	$15,335	$13,792
1/31/2020	$11,960	$15,166	$13,771
2/29/2020	$11,507	$13,941	$13,140
3/31/2020	$10,792	$12,059	$11,958
4/30/2020	$11,114	$13,351	$12,821
5/31/2020	$11,257	$13,931	$13,178
6/30/2020	$11,436	$14,376	$13,477
7/31/2020	$11,733	$15,137	$14,077
8/31/2020	$12,030	$16,063	$14,585
9/30/2020	$11,782	$15,545	$14,282
10/31/2020	$11,646	$15,167	$14,079
11/30/2020	$12,401	$17,037	$15,223
12/31/2020	$12,723	$17,828	$15,729
1/31/2021	$12,797	$17,747	$15,630
2/28/2021	$12,909	$18,158	$15,740
3/31/2021	$12,983	$18,643	$15,871
4/30/2021	$13,379	$19,458	$16,368
5/31/2021	$13,614	$19,761	$16,582
6/30/2021	$13,490	$20,021	$16,655
7/31/2021	$13,540	$20,159	$16,812
8/31/2021	$13,623	$20,664	$17,037
9/30/2021	$13,310	$19,810	$16,493
10/31/2021	$13,571	$20,821	$16,983
11/30/2021	$13,388	$20,320	$16,717
12/31/2021	$13,636	$21,133	$17,109
1/31/2022	$13,206	$20,095	$16,465
2/28/2022	$13,049	$19,576	$16,131
3/31/2022	$12,958	$20,000	$16,144
4/30/2022	$12,331	$18,399	$15,015
5/31/2022	$12,384	$18,420	$15,042
6/30/2022	$11,718	$16,868	$14,088
7/31/2022	$11,888	$18,046	$14,798
8/31/2022	$11,563	$17,381	$14,238
9/30/2022	$11,083	$15,717	$13,128
10/31/2022	$11,129	$16,666	$13,567
11/30/2022	$11,423	$17,958	$14,454
12/31/2022	$11,423	$17,252	$14,144
1/31/2023	$11,841	$18,488	$14,937
2/28/2023	$11,547	$17,958	$14,482
3/31/2023	$11,687	$18,512	$14,933
4/30/2023	$11,749	$18,778	$15,088
5/31/2023	$11,578	$18,577	$14,873
6/30/2023	$11,841	$19,656	$15,391
7/31/2023	$12,151	$20,375	$15,772
8/31/2023	$11,917	$19,806	$15,421
9/30/2023	$11,516	$18,987	$14,858
10/31/2023	$11,325	$18,416	$14,519
11/30/2023	$11,936	$20,116	$15,616
12/31/2023	$12,452	$21,082	$16,326
1/31/2024	$12,376	$21,206	$16,293
2/29/2024	$12,509	$22,116	$16,631
3/31/2024	$12,796	$22,810	$16,980
4/30/2024	$12,414	$22,057	$16,473
5/31/2024	$12,777	$22,953	$16,961
6/30/2024	$12,891	$23,464	$17,197
7/31/2024	$13,178	$23,843	$17,553
8/31/2024	$13,312	$24,448	$17,987
9/30/2024	$13,522	$25,016	$18,360
10/31/2024	$13,140	$24,455	$17,867
11/30/2024	$13,445	$25,370	$18,292
12/31/2024	$13,082	$24,769	$17,875
1/31/2025	$13,331	$25,600	$18,276
2/28/2025	$13,388	$25,446	$18,314
3/31/2025	$13,216	$24,441	$17,925
4/30/2025	$13,235	$24,669	$18,237
5/31/2025	$13,560	$26,087	$18,840
6/30/2025	$13,999	$27,258	$19,490
7/31/2025	$13,961	$27,628	$19,532
8/31/2025	$14,274	$28,310	$19,935
9/30/2025	$14,619	$29,336	$20,421
10/31/2025	$14,813	$29,992	$20,674
11/30/2025	$14,813	$29,989	$20,692
12/31/2025	$14,942	$30,302	$20,843

Average Annual Return [Table Text Block]
I4C22	1 Year	5 Years	10 Years
Service Class	14.21%	3.27%	4.10%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended BenchmarkFootnote Reference(b)	16.60%	5.79%	7.62%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 188,407,855
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 313,367
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$188,407,855
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$313,367

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Mixed Allocation Funds	97.4%
Repurchase Agreements	2.4
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Morgan Stanley Global Allocation VP, Initial Class	97.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076205
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$82	0.75%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%	[23]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 17.85%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica Morgan Stanley Global Allocation VP Blended Benchmark, returned 16.60% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio outperformed its blended benchmark, consisting of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%) (the “Blended Benchmark”).

  Global markets continued to deliver solid returns in 2025. Despite periods of volatility related to trade tensions and political events, markets were supported by stronger-than-expected earnings, declining bond yields, lower policy rates from the Federal Reserve and increased investment related to artificial intelligence.

  The Portfolio’s sub-adviser focused on regional and sector allocations in areas that had previously been out of favor, which contributed to performance. These included overweight positions in international stocks, non-U.S. value stocks and positions benefiting from a weaker U.S. dollar. Select thematic exposures, including emerging market debt, global defense stocks and U.S. stocks expected to benefit from deregulation and policy stimulus, also contributed to performance.

  During the period, a steady flow of aggressive policy initiatives from the new U.S. administration, together with responses from global trading partners, including changes to trade and tariff policies, other retaliatory or punitive policy measures, and efforts to influence domestic monetary policy, contributed to market volatility. In this environment, the sub-adviser maintained risk exposures at the asset class level generally at or near the Blended Benchmark. This approach limited the impact of major market movements on relative performance, while allowing the Portfolio to take risk through regional, country, sector, and thematic positioning.

  Within global equities, contributors to performance in 2025 included overweight positions in Europe, emerging markets, and Japanese value stocks relative to growth-oriented stocks within those regions. Additional contributors to performance included overweight positions in European equities, particularly industrial and consumer stocks sensitive to domestic growth conditions, European banks, and a broad Europe ex-U.K. overweight position relative to an underweight position in U.S. equities. Select sector overweight positions, including Japanese real estate investment trusts, global defense stocks and positions linked to U.S. volatility indices, also contributed to performance.

  Conversely, overweight positions in U.S. cyclical stocks relative to U.S. defensive stocks detracted from returns, as did overweight positions in U.S. small-cap stocks relative to U.S. large-cap stocks. An underweight position in Australian bank stocks and an overweight position in Indonesian equities also detracted from returns.

  Within global fixed income, an overweight position in emerging markets debt generally contributed to relative returns. An overweight position in Thailand five-year sovereign bonds relative to five-year U.S. Treasuries, a broad overweight in emerging markets core bonds and an overweight position in European liquid high yield bonds also contributed to relative returns. However, overweight positions in South African 10-year sovereign bonds relative to 10-year U.S. Treasuries and Colombian five-year sovereign bonds, held versus five-year U.S. Treasuries detracted from relative performance.

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,660	$9,397	$9,731
2/29/2016	$9,575	$9,332	$9,775
3/31/2016	$9,988	$10,024	$10,265
4/30/2016	$10,085	$10,172	$10,377
5/31/2016	$10,085	$10,185	$10,361
6/30/2016	$10,073	$10,123	$10,442
7/31/2016	$10,389	$10,559	$10,719
8/31/2016	$10,420	$10,595	$10,697
9/30/2016	$10,457	$10,660	$10,755
10/31/2016	$10,358	$10,479	$10,551
11/30/2016	$10,370	$10,558	$10,476
12/31/2016	$10,494	$10,786	$10,606
1/31/2017	$10,667	$11,081	$10,794
2/28/2017	$10,853	$11,392	$11,002
3/31/2017	$10,939	$11,532	$11,077
4/30/2017	$11,075	$11,711	$11,226
5/31/2017	$11,249	$11,970	$11,426
6/30/2017	$11,273	$12,024	$11,445
7/31/2017	$11,496	$12,360	$11,679
8/31/2017	$11,545	$12,408	$11,743
9/30/2017	$11,696	$12,910	$11,967
10/31/2017	$11,848	$13,160	$12,158
12/31/2017	$11,936	$13,372	$12,270
1/31/2018	$12,366	$14,127	$12,695
2/28/2018	$11,987	$13,533	$12,365
3/31/2018	$11,873	$13,244	$12,264
4/30/2018	$11,835	$13,370	$12,264
5/31/2018	$11,810	$13,387	$12,273
6/30/2018	$11,772	$13,314	$12,244
7/31/2018	$11,987	$13,716	$12,471
8/31/2018	$12,012	$13,824	$12,567
9/30/2018	$11,960	$13,884	$12,578
10/31/2018	$11,381	$12,843	$11,999
11/30/2018	$11,513	$13,031	$12,121
12/31/2018	$11,053	$12,113	$11,697
1/31/2019	$11,618	$13,070	$12,293
2/28/2019	$11,763	$13,419	$12,464
3/31/2019	$11,881	$13,588	$12,622
4/30/2019	$12,104	$14,047	$12,878
5/31/2019	$11,776	$13,214	$12,518
6/30/2019	$12,249	$14,079	$13,111
7/31/2019	$12,223	$14,120	$13,120
8/31/2019	$12,230	$13,785	$13,074
9/30/2019	$12,317	$14,075	$13,203
10/31/2019	$12,590	$14,460	$13,445
11/30/2019	$12,748	$14,813	$13,601
12/31/2019	$13,065	$15,335	$13,895
1/31/2020	$13,079	$15,166	$13,894
2/29/2020	$12,518	$13,941	$13,257
3/31/2020	$11,396	$12,059	$12,223
4/30/2020	$12,288	$13,351	$13,043
5/31/2020	$12,676	$13,931	$13,406
6/30/2020	$13,036	$14,376	$13,710
7/31/2020	$13,626	$15,137	$14,321
8/31/2020	$14,149	$16,063	$14,838
9/30/2020	$13,836	$15,545	$14,529
10/31/2020	$13,664	$15,167	$14,323
11/30/2020	$15,009	$17,037	$15,486
12/31/2020	$15,493	$17,828	$16,001
1/31/2021	$15,587	$17,747	$15,901
2/28/2021	$15,790	$18,158	$16,012
3/31/2021	$15,915	$18,643	$16,146
4/30/2021	$16,416	$19,458	$16,651
5/31/2021	$16,728	$19,761	$16,869
6/30/2021	$16,572	$20,021	$16,943
7/31/2021	$16,650	$20,159	$17,103
8/31/2021	$16,761	$20,664	$17,332
9/30/2021	$16,376	$19,810	$16,779
10/31/2021	$16,706	$20,821	$17,277
11/30/2021	$16,486	$20,320	$17,007
12/31/2021	$16,798	$21,133	$17,405
1/31/2022	$16,302	$20,095	$16,750
2/28/2022	$16,100	$19,576	$16,411
3/31/2022	$16,118	$20,000	$16,424
4/30/2022	$15,052	$18,399	$15,275
5/31/2022	$15,144	$18,420	$15,303
6/30/2022	$13,931	$16,868	$14,332
7/31/2022	$14,501	$18,046	$15,055
8/31/2022	$13,883	$17,381	$14,484
9/30/2022	$12,721	$15,717	$13,355
10/31/2022	$13,196	$16,666	$13,802
11/30/2022	$14,067	$17,958	$14,704
12/31/2022	$13,856	$17,252	$14,388
1/31/2023	$14,727	$18,488	$15,196
2/28/2023	$14,226	$17,958	$14,733
3/31/2023	$14,516	$18,512	$15,192
4/30/2023	$14,622	$18,778	$15,349
5/31/2023	$14,384	$18,577	$15,131
6/30/2023	$14,833	$19,656	$15,657
7/31/2023	$15,281	$20,375	$16,045
8/31/2023	$14,949	$19,806	$15,688
9/30/2023	$14,375	$18,987	$15,115
10/31/2023	$14,059	$18,416	$14,770
11/30/2023	$15,092	$20,116	$15,886
12/31/2023	$15,781	$21,082	$16,608
1/31/2024	$15,723	$21,206	$16,575
2/29/2024	$15,895	$22,116	$16,918
3/31/2024	$16,268	$22,810	$17,274
4/30/2024	$15,781	$22,057	$16,758
5/31/2024	$16,297	$22,953	$17,254
6/30/2024	$16,469	$23,464	$17,495
7/31/2024	$16,842	$23,843	$17,857
8/31/2024	$17,218	$24,448	$18,298
9/30/2024	$17,508	$25,016	$18,678
10/31/2024	$16,992	$24,455	$18,176
11/30/2024	$17,411	$25,370	$18,609
12/31/2024	$16,927	$24,769	$18,185
1/31/2025	$17,314	$25,600	$18,592
2/28/2025	$17,411	$25,446	$18,631
3/31/2025	$17,185	$24,441	$18,236
4/30/2025	$17,508	$24,669	$18,552
5/31/2025	$18,056	$26,087	$19,166
6/30/2025	$18,668	$27,258	$19,827
7/31/2025	$18,636	$27,628	$19,870
8/31/2025	$19,074	$28,310	$20,280
9/30/2025	$19,493	$29,336	$20,774
10/31/2025	$19,759	$29,992	$21,032
11/30/2025	$19,759	$29,989	$21,050
12/31/2025	$19,950	$30,302	$21,204

Average Annual Return [Table Text Block]
I3DC1	1 Year	5 Years	10 Years
Initial Class	17.85%	5.19%	7.15%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation VP Blended BenchmarkFootnote Reference(b)	16.60%	5.79%	7.81%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 894,843,557
Holdings Count | Holding	1,379
Advisory Fees Paid, Amount	$ 5,965,599
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$894,843,557
Number of Portfolio Holdings	1,379
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,965,599

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	47.9%
Foreign Government Obligations	21.5
U.S. Government Obligations	9.3
Corporate Debt Securities	6.9
Repurchase Agreements	4.8
U.S. Government Agency Obligations	4.3
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.2
Municipal Government Obligations	0.0
Preferred Stocks	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	4.8%
NVIDIA Corp.	2.6
Apple, Inc.	2.3
U.S. Treasury Bills, 3.59%, 02/26/2026	2.0
Microsoft Corp.	1.9
U.S. Treasury Notes, 4.13%, 08/31/2030	1.3
Amazon.com, Inc.	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

  As discussed in the information statement dated December 29, 2025, the Board of Trustees of Transamerica Series Trust has approved the addition of a sub-sub-adviser for the Portfolio pursuant to a delegation agreement between Morgan Stanley Investment Management Inc., the sub-adviser to the Portfolio, and Morgan Stanley Investment Management Limited (“MSIM Limited”), the new sub-sub-adviser to the Portfolio. MSIM Limited commenced providing sub-sub-advisory services for the Portfolio on October 1, 2025. In connection with the addition of the sub-sub-adviser, changes were made to the Portfolio’s portfolio managers.

Material Fund Change Adviser [Text Block]

  As discussed in the information statement dated December 29, 2025, the Board of Trustees of Transamerica Series Trust has approved the addition of a sub-sub-adviser for the Portfolio pursuant to a delegation agreement between Morgan Stanley Investment Management Inc., the sub-adviser to the Portfolio, and Morgan Stanley Investment Management Limited (“MSIM Limited”), the new sub-sub-adviser to the Portfolio. MSIM Limited commenced providing sub-sub-advisory services for the Portfolio on October 1, 2025. In connection with the addition of the sub-sub-adviser, changes were made to the Portfolio’s portfolio managers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076206
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.00%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%	[24]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.51%. For the same period, the Portfolio’s broad-based benchmark, the MSCI All Country World Index, returned 22.34%. The performance benchmark, the Transamerica Morgan Stanley Global Allocation VP Blended Benchmark, returned 16.60% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio outperformed its blended benchmark, consisting of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%) (the “Blended Benchmark”).

  Global markets continued to deliver solid returns in 2025. Despite periods of volatility related to trade tensions and political events, markets were supported by stronger-than-expected earnings, declining bond yields, lower policy rates from the Federal Reserve and increased investment related to artificial intelligence.

  The Portfolio’s sub-adviser focused on regional and sector allocations in areas that had previously been out of favor, which contributed to performance. These included overweight positions in international stocks, non-U.S. value stocks and positions benefiting from a weaker U.S. dollar. Select thematic exposures, including emerging market debt, global defense stocks and U.S. stocks expected to benefit from deregulation and policy stimulus, also contributed to performance.

  During the period, a steady flow of aggressive policy initiatives from the new U.S. administration, together with responses from global trading partners, including changes to trade and tariff policies, other retaliatory or punitive policy measures, and efforts to influence domestic monetary policy, contributed to market volatility. In this environment, the sub-adviser maintained risk exposures at the asset class level generally at or near the Blended Benchmark. This approach limited the impact of major market movements on relative performance, while allowing the Portfolio to take risk through regional, country, sector, and thematic positioning.

  Within global equities, contributors to performance in 2025 included overweight positions in Europe, emerging markets, and Japanese value stocks relative to growth-oriented stocks within those regions. Additional contributors to performance included overweight positions in European equities, particularly industrial and consumer stocks sensitive to domestic growth conditions, European banks, and a broad Europe ex-U.K. overweight position relative to an underweight position in U.S. equities. Select sector overweight positions, including Japanese real estate investment trusts, global defense stocks and positions linked to U.S. volatility indices, also contributed to performance.

  Conversely, overweight positions in U.S. cyclical stocks relative to U.S. defensive stocks detracted from returns, as did overweight positions in U.S. small-cap stocks relative to U.S. large-cap stocks. An underweight position in Australian bank stocks and an overweight position in Indonesian equities also detracted from returns.

  Within global fixed income, an overweight position in emerging markets debt generally contributed to relative returns. An overweight position in Thailand five-year sovereign bonds relative to five-year U.S. Treasuries, a broad overweight in emerging markets core bonds and an overweight position in European liquid high yield bonds also contributed to relative returns. However, overweight positions in South African 10-year sovereign bonds relative to 10-year U.S. Treasuries and Colombian five-year sovereign bonds, held versus five-year U.S. Treasuries detracted from relative performance.

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,649	$9,397	$9,731
2/29/2016	$9,563	$9,332	$9,775
3/31/2016	$9,969	$10,024	$10,265
4/30/2016	$10,070	$10,172	$10,377
5/31/2016	$10,062	$10,185	$10,361
6/30/2016	$10,055	$10,123	$10,442
7/31/2016	$10,367	$10,559	$10,719
8/31/2016	$10,393	$10,595	$10,697
9/30/2016	$10,432	$10,660	$10,755
10/31/2016	$10,322	$10,479	$10,551
11/30/2016	$10,338	$10,558	$10,476
12/31/2016	$10,456	$10,786	$10,606
1/31/2017	$10,629	$11,081	$10,794
2/28/2017	$10,810	$11,392	$11,002
3/31/2017	$10,897	$11,532	$11,077
4/30/2017	$11,031	$11,711	$11,226
5/31/2017	$11,196	$11,970	$11,426
6/30/2017	$11,220	$12,024	$11,445
7/31/2017	$11,440	$12,360	$11,679
8/31/2017	$11,493	$12,408	$11,743
9/30/2017	$11,636	$12,910	$11,967
10/31/2017	$11,779	$13,160	$12,158
12/31/2017	$11,867	$13,372	$12,270
1/31/2018	$12,288	$14,127	$12,695
2/28/2018	$11,906	$13,533	$12,365
3/31/2018	$11,803	$13,244	$12,264
4/30/2018	$11,755	$13,370	$12,264
5/31/2018	$11,731	$13,387	$12,273
6/30/2018	$11,684	$13,314	$12,244
7/31/2018	$11,898	$13,716	$12,471
8/31/2018	$11,923	$13,824	$12,567
9/30/2018	$11,866	$13,884	$12,578
10/31/2018	$11,296	$12,843	$11,999
11/30/2018	$11,426	$13,031	$12,121
12/31/2018	$10,962	$12,113	$11,697
1/31/2019	$11,516	$13,070	$12,293
2/28/2019	$11,654	$13,419	$12,464
3/31/2019	$11,776	$13,588	$12,622
4/30/2019	$11,988	$14,047	$12,878
5/31/2019	$11,662	$13,214	$12,518
6/30/2019	$12,134	$14,079	$13,111
7/31/2019	$12,102	$14,120	$13,120
8/31/2019	$12,104	$13,785	$13,074
9/30/2019	$12,190	$14,075	$13,203
10/31/2019	$12,456	$14,460	$13,445
11/30/2019	$12,619	$14,813	$13,601
12/31/2019	$12,919	$15,335	$13,895
1/31/2020	$12,936	$15,166	$13,894
2/29/2020	$12,379	$13,941	$13,257
3/31/2020	$11,263	$12,059	$12,223
4/30/2020	$12,156	$13,351	$13,043
5/31/2020	$12,524	$13,931	$13,406
6/30/2020	$12,885	$14,376	$13,710
7/31/2020	$13,451	$15,137	$14,321
8/31/2020	$13,967	$16,063	$14,838
9/30/2020	$13,661	$15,545	$14,529
10/31/2020	$13,490	$15,167	$14,323
11/30/2020	$14,803	$17,037	$15,486
12/31/2020	$15,288	$17,828	$16,001
1/31/2021	$15,378	$17,747	$15,901
2/28/2021	$15,576	$18,158	$16,012
3/31/2021	$15,692	$18,643	$16,146
4/30/2021	$16,187	$19,458	$16,651
5/31/2021	$16,483	$19,761	$16,869
6/30/2021	$16,339	$20,021	$16,943
7/31/2021	$16,411	$20,159	$17,103
8/31/2021	$16,518	$20,664	$17,332
9/30/2021	$16,126	$19,810	$16,779
10/31/2021	$16,450	$20,821	$17,277
11/30/2021	$16,224	$20,320	$17,007
12/31/2021	$16,538	$21,133	$17,405
1/31/2022	$16,047	$20,095	$16,750
2/28/2022	$15,851	$19,576	$16,411
3/31/2022	$15,851	$20,000	$16,424
4/30/2022	$14,800	$18,399	$15,275
5/31/2022	$14,888	$18,420	$15,303
6/30/2022	$13,700	$16,868	$14,332
7/31/2022	$14,250	$18,046	$15,055
8/31/2022	$13,647	$17,381	$14,484
9/30/2022	$12,511	$15,717	$13,355
10/31/2022	$12,956	$16,666	$13,802
11/30/2022	$13,800	$17,958	$14,704
12/31/2022	$13,600	$17,252	$14,388
1/31/2023	$14,444	$18,488	$15,196
2/28/2023	$13,964	$17,958	$14,733
3/31/2023	$14,257	$18,512	$15,192
4/30/2023	$14,327	$18,778	$15,349
5/31/2023	$14,104	$18,577	$15,131
6/30/2023	$14,561	$19,656	$15,657
7/31/2023	$14,983	$20,375	$16,045
8/31/2023	$14,660	$19,806	$15,688
9/30/2023	$14,088	$18,987	$15,115
10/31/2023	$13,760	$18,416	$14,770
11/30/2023	$14,781	$20,116	$15,886
12/31/2023	$15,462	$21,082	$16,608
1/31/2024	$15,389	$21,206	$16,575
2/29/2024	$15,559	$22,116	$16,918
3/31/2024	$15,912	$22,810	$17,274
4/30/2024	$15,438	$22,057	$16,758
5/31/2024	$15,948	$22,953	$17,254
6/30/2024	$16,106	$23,464	$17,495
7/31/2024	$16,483	$23,843	$17,857
8/31/2024	$16,816	$24,448	$18,298
9/30/2024	$17,109	$25,016	$18,678
10/31/2024	$16,612	$24,455	$18,176
11/30/2024	$17,007	$25,370	$18,609
12/31/2024	$16,523	$24,769	$18,185
1/31/2025	$16,892	$25,600	$18,592
2/28/2025	$16,994	$25,446	$18,631
3/31/2025	$16,778	$24,441	$18,236
4/30/2025	$17,096	$24,669	$18,552
5/31/2025	$17,618	$26,087	$19,166
6/30/2025	$18,203	$27,258	$19,827
7/31/2025	$18,165	$27,628	$19,870
8/31/2025	$18,591	$28,310	$20,280
9/30/2025	$19,011	$29,336	$20,774
10/31/2025	$19,241	$29,992	$21,032
11/30/2025	$19,254	$29,989	$21,050
12/31/2025	$19,417	$30,302	$21,204

Average Annual Return [Table Text Block]
I3DC2	1 Year	5 Years	10 Years
Service Class	17.51%	4.90%	6.86%
MSCI All Country World IndexFootnote Reference(a)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation VP Blended BenchmarkFootnote Reference(b)	16.60%	5.79%	7.81%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 894,843,557
Holdings Count | Holding	1,379
Advisory Fees Paid, Amount	$ 5,965,599
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$894,843,557
Number of Portfolio Holdings	1,379
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,965,599

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	47.9%
Foreign Government Obligations	21.5
U.S. Government Obligations	9.3
Corporate Debt Securities	6.9
Repurchase Agreements	4.8
U.S. Government Agency Obligations	4.3
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.2
Municipal Government Obligations	0.0
Preferred Stocks	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	4.8%
NVIDIA Corp.	2.6
Apple, Inc.	2.3
U.S. Treasury Bills, 3.59%, 02/26/2026	2.0
Microsoft Corp.	1.9
U.S. Treasury Notes, 4.13%, 08/31/2030	1.3
Amazon.com, Inc.	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

  As discussed in the information statement dated December 29, 2025, the Board of Trustees of Transamerica Series Trust has approved the addition of a sub-sub-adviser for the Portfolio pursuant to a delegation agreement between Morgan Stanley Investment Management Inc., the sub-adviser to the Portfolio, and Morgan Stanley Investment Management Limited (“MSIM Limited”), the new sub-sub-adviser to the Portfolio. MSIM Limited commenced providing sub-sub-advisory services for the Portfolio on October 1, 2025. In connection with the addition of the sub-sub-adviser, changes were made to the Portfolio’s portfolio managers.

Material Fund Change Adviser [Text Block]

  As discussed in the information statement dated December 29, 2025, the Board of Trustees of Transamerica Series Trust has approved the addition of a sub-sub-adviser for the Portfolio pursuant to a delegation agreement between Morgan Stanley Investment Management Inc., the sub-adviser to the Portfolio, and Morgan Stanley Investment Management Limited (“MSIM Limited”), the new sub-sub-adviser to the Portfolio. MSIM Limited commenced providing sub-sub-advisory services for the Portfolio on October 1, 2025. In connection with the addition of the sub-sub-adviser, changes were made to the Portfolio’s portfolio managers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197833
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$21	0.18%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%	[25]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 31.30%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the MSCI EAFE Index (the “Index”). The Index is designed to provide a broad measure of developed market, international large-cap stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization foreign equities.

  On an asset weighted basis, the financials, industrials, and information technology sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while communication services, energy and real estate sectors contributed the least.

  At the country level, on an asset weighted basis, Japan, United Kingdom, and Germany contributed the most to Portfolio performance during the fiscal year, while Portugal, New Zealand, and Denmark detracted the most from performance.

  At the stock level, Banco Santander, S.A., HSBC Holdings Plc, and ASML Holding NV contributed the most to Portfolio performance during the fiscal year, while Novo Nordisk A/S Class B, Recruit Holdings Co., Ltd. and CSL Limited detracted the most from Portfolio performance on an asset weighted basis.

  During the fiscal year, the U.S. dollar generally depreciated against many developed market currencies, which positively impacted international stock and Index returns in U.S. dollar terms.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, impacts of tax withholding, mismatches in security weightings relative to the Index, cash, currency, and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI EAFE Index
1/12/2018	$10,000	$10,000
1/31/2018	$10,060	$10,192
2/28/2018	$9,552	$9,733
3/31/2018	$9,483	$9,568
4/30/2018	$9,647	$9,796
5/31/2018	$9,440	$9,589
6/30/2018	$9,328	$9,475
7/31/2018	$9,552	$9,709
8/31/2018	$9,340	$9,523
9/30/2018	$9,436	$9,609
10/31/2018	$8,664	$8,845
11/30/2018	$8,673	$8,835
12/31/2018	$8,257	$8,408
1/31/2019	$8,777	$8,962
2/28/2019	$9,002	$9,192
3/31/2019	$9,072	$9,260
4/30/2019	$9,340	$9,529
5/31/2019	$8,872	$9,085
6/30/2019	$9,401	$9,627
7/31/2019	$9,210	$9,506
8/31/2019	$9,034	$9,261
9/30/2019	$9,289	$9,531
10/31/2019	$9,631	$9,874
11/30/2019	$9,728	$9,987
12/31/2019	$10,018	$10,313
1/31/2020	$9,763	$10,099
2/29/2020	$8,972	$9,187
3/31/2020	$7,698	$7,970
4/30/2020	$8,208	$8,492
5/31/2020	$8,612	$8,867
6/30/2020	$8,946	$9,172
7/31/2020	$9,122	$9,388
8/31/2020	$9,570	$9,872
9/30/2020	$9,346	$9,620
10/31/2020	$8,970	$9,236
11/30/2020	$10,322	$10,669
12/31/2020	$10,832	$11,167
1/31/2021	$10,680	$11,049
2/28/2021	$10,912	$11,298
3/31/2021	$11,190	$11,569
4/30/2021	$11,539	$11,927
5/31/2021	$11,978	$12,327
6/30/2021	$11,790	$12,192
7/31/2021	$11,897	$12,285
8/31/2021	$12,088	$12,503
9/30/2021	$11,678	$12,149
10/31/2021	$12,024	$12,451
11/30/2021	$11,497	$11,873
12/31/2021	$12,051	$12,482
1/31/2022	$11,587	$11,880
2/28/2022	$11,260	$11,671
3/31/2022	$11,224	$11,759
4/30/2022	$10,487	$11,009
5/31/2022	$10,687	$11,107
6/30/2022	$9,732	$10,079
7/31/2022	$10,232	$10,582
8/31/2022	$9,625	$10,080
9/30/2022	$8,721	$9,142
10/31/2022	$9,230	$9,635
11/30/2022	$10,500	$10,721
12/31/2022	$10,330	$10,733
1/31/2023	$11,196	$11,603
2/28/2023	$10,867	$11,362
3/31/2023	$11,196	$11,659
4/30/2023	$11,506	$12,000
5/31/2023	$11,055	$11,507
6/30/2023	$11,544	$12,034
7/31/2023	$11,845	$12,425
8/31/2023	$11,419	$11,951
9/30/2023	$11,014	$11,548
10/31/2023	$10,648	$11,081
11/30/2023	$11,535	$12,111
12/31/2023	$12,181	$12,756
1/31/2024	$12,114	$12,831
2/29/2024	$12,471	$13,068
3/31/2024	$12,866	$13,512
4/30/2024	$12,461	$13,181
5/31/2024	$13,107	$13,708
6/30/2024	$12,828	$13,490
7/31/2024	$13,194	$13,887
8/31/2024	$13,643	$14,340
9/30/2024	$13,713	$14,479
10/31/2024	$12,981	$13,693
11/30/2024	$12,962	$13,618
12/31/2024	$12,586	$13,311
1/31/2025	$13,199	$14,012
2/28/2025	$13,604	$14,285
3/31/2025	$13,574	$14,244
4/30/2025	$14,088	$14,912
5/31/2025	$14,780	$15,616
6/30/2025	$15,145	$15,963
7/31/2025	$14,849	$15,740
8/31/2025	$15,466	$16,413
9/30/2025	$15,799	$16,734
10/31/2025	$15,981	$16,933
11/30/2025	$16,092	$17,042
12/31/2025	$16,526	$17,556

Average Annual Return [Table Text Block]
I9CL1	1 Year	5 Years	Since Inception 1/12/18
Initial Class	31.30%	8.82%	6.51%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	7.32%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 130,093,248
Holdings Count | Holding	694
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$130,093,248
Number of Portfolio Holdings	694
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	21.8%
United Kingdom	13.9
France	10.2
Switzerland	9.9
Germany	9.5
Australia	6.2
Netherlands	5.1
Spain	3.7
Sweden	3.6
Italy	3.1

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.8%
Industrials	18.9
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.2
Materials	5.5
Communication Services	4.3
Utilities	3.6
Energy	3.1
Real Estate	1.8
Repurchase Agreements	1.3
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.0%
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Shell PLC	1.0
Siemens AG	1.0
Toyota Motor Corp.	1.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Material Fund Change Risks Change [Text Block]

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182874
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.43%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%	[26]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 30.93%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the MSCI EAFE Index (the “Index”). The Index is designed to provide a broad measure of developed market, international large-cap stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization foreign equities.

  On an asset weighted basis, the financials, industrials, and information technology sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while communication services, energy and real estate sectors contributed the least.

  At the country level, on an asset weighted basis, Japan, United Kingdom, and Germany contributed the most to Portfolio performance during the fiscal year, while Portugal, New Zealand, and Denmark detracted the most from performance.

  At the stock level, Banco Santander, S.A., HSBC Holdings Plc, and ASML Holding NV contributed the most to Portfolio performance during the fiscal year, while Novo Nordisk A/S Class B, Recruit Holdings Co., Ltd. and CSL Limited detracted the most from Portfolio performance on an asset weighted basis.

  During the fiscal year, the U.S. dollar generally depreciated against many developed market currencies, which positively impacted international stock and Index returns in U.S. dollar terms.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, impacts of tax withholding, mismatches in security weightings relative to the Index, cash, currency, and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index
5/1/2017	$10,000	$10,000
6/30/2017	$10,250	$10,381
7/31/2017	$10,230	$10,365
8/31/2017	$10,530	$10,665
9/30/2017	$10,490	$10,662
10/31/2017	$10,880	$11,099
11/30/2017	$10,960	$11,217
12/31/2017	$11,150	$11,399
1/31/2018	$11,680	$11,971
2/28/2018	$11,090	$11,433
3/31/2018	$11,010	$11,238
4/30/2018	$11,190	$11,507
5/31/2018	$10,950	$11,264
6/30/2018	$10,820	$11,129
7/31/2018	$11,070	$11,404
8/31/2018	$10,820	$11,185
9/30/2018	$10,931	$11,287
10/31/2018	$10,046	$10,390
11/30/2018	$10,046	$10,378
12/31/2018	$9,563	$9,876
1/31/2019	$10,156	$10,527
2/28/2019	$10,418	$10,797
3/31/2019	$10,498	$10,876
4/30/2019	$10,810	$11,193
5/31/2019	$10,267	$10,671
6/30/2019	$10,870	$11,308
7/31/2019	$10,649	$11,165
8/31/2019	$10,440	$10,878
9/30/2019	$10,746	$11,195
10/31/2019	$11,133	$11,598
11/30/2019	$11,245	$11,731
12/31/2019	$11,581	$12,114
1/31/2020	$11,275	$11,862
2/29/2020	$10,359	$10,791
3/31/2020	$8,892	$9,362
4/30/2020	$9,473	$9,974
5/31/2020	$9,941	$10,415
6/30/2020	$10,318	$10,773
7/31/2020	$10,522	$11,027
8/31/2020	$11,035	$11,595
9/30/2020	$10,776	$11,299
10/31/2020	$10,341	$10,849
11/30/2020	$11,895	$12,532
12/31/2020	$12,486	$13,117
1/31/2021	$12,310	$12,978
2/28/2021	$12,569	$13,271
3/31/2021	$12,880	$13,589
4/30/2021	$13,284	$14,009
5/31/2021	$13,791	$14,479
6/30/2021	$13,574	$14,320
7/31/2021	$13,688	$14,430
8/31/2021	$13,906	$14,685
9/30/2021	$13,433	$14,270
10/31/2021	$13,822	$14,624
11/30/2021	$13,212	$13,946
12/31/2021	$13,853	$14,661
1/31/2022	$13,317	$13,954
2/28/2022	$12,939	$13,709
3/31/2022	$12,886	$13,812
4/30/2022	$12,045	$12,931
5/31/2022	$12,276	$13,046
6/30/2022	$11,173	$11,838
7/31/2022	$11,740	$12,429
8/31/2022	$11,049	$11,840
9/30/2022	$9,997	$10,738
10/31/2022	$10,594	$11,317
11/30/2022	$12,047	$12,593
12/31/2022	$11,852	$12,607
1/31/2023	$12,828	$13,629
2/28/2023	$12,459	$13,346
3/31/2023	$12,828	$13,694
4/30/2023	$13,185	$14,095
5/31/2023	$12,654	$13,517
6/30/2023	$13,218	$14,136
7/31/2023	$13,565	$14,595
8/31/2023	$13,067	$14,037
9/30/2023	$12,601	$13,564
10/31/2023	$12,179	$13,015
11/30/2023	$13,189	$14,225
12/31/2023	$13,921	$14,984
1/31/2024	$13,854	$15,071
2/29/2024	$14,253	$15,349
3/31/2024	$14,697	$15,872
4/30/2024	$14,242	$15,482
5/31/2024	$14,974	$16,101
6/30/2024	$14,653	$15,845
7/31/2024	$15,063	$16,312
8/31/2024	$15,584	$16,844
9/30/2024	$15,652	$17,006
10/31/2024	$14,813	$16,084
11/30/2024	$14,790	$15,995
12/31/2024	$14,359	$15,635
1/31/2025	$15,051	$16,458
2/28/2025	$15,505	$16,779
3/31/2025	$15,482	$16,730
4/30/2025	$16,049	$17,515
5/31/2025	$16,843	$18,342
6/30/2025	$17,251	$18,750
7/31/2025	$16,911	$18,489
8/31/2025	$17,619	$19,279
9/30/2025	$17,990	$19,656
10/31/2025	$18,186	$19,890
11/30/2025	$18,325	$20,017
12/31/2025	$18,800	$20,621

Average Annual Return [Table Text Block]
I9CL2	1 Year	5 Years	Since Inception 5/1/17
Service Class	30.93%	8.53%	7.55%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.70%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 130,093,248
Holdings Count | Holding	694
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$130,093,248
Number of Portfolio Holdings	694
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	21.8%
United Kingdom	13.9
France	10.2
Switzerland	9.9
Germany	9.5
Australia	6.2
Netherlands	5.1
Spain	3.7
Sweden	3.6
Italy	3.1

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.8%
Industrials	18.9
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.2
Materials	5.5
Communication Services	4.3
Utilities	3.6
Energy	3.1
Real Estate	1.8
Repurchase Agreements	1.3
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.0%
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Shell PLC	1.0
Siemens AG	1.0
Toyota Motor Corp.	1.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Material Fund Change Risks Change [Text Block]

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021483
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.64%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%	[27]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 13.06%. For the same period, the S&P 500® Index returned 17.88%. The Bloomberg US Aggregate Bond Index returned 7.30% over the same period.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from performance relative to the S&P 500® Index (the “Equity Benchmark”), while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to relative performance.

  At the individual stock level, the top contributors to relative performance during the fiscal year included overweight positions in Seagate Technology Holdings PLC (“Seagate”), Howmet Aerospace, Inc. and Micron Technology, Inc.

  The top detractors from relative performance during the fiscal year included underweight positions in Palantir Technologies, Inc. and GE Aerospace, and an overweight position in ServiceNow, Inc.

  The fixed-income sleeve of the Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Fixed-Income Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Fixed-Income Benchmark.

  Overall duration positioning was generally managed in line with the Fixed-Income Benchmark, however, an overweight allocation to the 5-to-10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, security selection within investment grade corporate credit, an underweight allocation to government securities and a modest off-index allocation to high yield corporate credit were the most significant contributors to relative returns.

  Security selection in government securities detracted from relative performance, reflecting the Portfolio’s skew toward longer-duration U.S. Treasury securities to achieve desired overall duration positioning. An overweight allocation to asset-backed securities (“ABS”) and positioning in agency residential mortgage-backed securities (“agency RMBS”) also detracted from relative performance.

  Within corporate credit, security selection in banking, consumer non-cyclicals and technology contributed the most to relative returns, while allocations to electric utilities, technology and banking detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, however, exposures were adjusted during the period to achieve desired sub-sector positioning. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”), banking and electric utilities, while allocations to energy, communications and technology were reduced.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,710	$9,504	$10,138
2/29/2016	$9,687	$9,491	$10,210
3/31/2016	$10,122	$10,135	$10,303
4/30/2016	$10,183	$10,174	$10,343
5/31/2016	$10,313	$10,357	$10,345
6/30/2016	$10,336	$10,384	$10,531
7/31/2016	$10,625	$10,766	$10,598
8/31/2016	$10,636	$10,782	$10,586
9/30/2016	$10,620	$10,784	$10,580
10/31/2016	$10,501	$10,587	$10,499
11/30/2016	$10,676	$10,979	$10,250
12/31/2016	$10,787	$11,196	$10,265
1/31/2017	$10,947	$11,408	$10,285
2/28/2017	$11,233	$11,861	$10,354
3/31/2017	$11,249	$11,875	$10,349
4/30/2017	$11,360	$11,997	$10,428
5/31/2017	$11,464	$12,166	$10,509
6/30/2017	$11,480	$12,242	$10,498
7/31/2017	$11,647	$12,494	$10,543
8/31/2017	$11,720	$12,532	$10,638
9/30/2017	$11,833	$12,790	$10,587
10/31/2017	$11,988	$13,089	$10,593
11/30/2017	$12,207	$13,490	$10,580
12/31/2017	$12,312	$13,640	$10,628
1/31/2018	$12,661	$14,421	$10,506
2/28/2018	$12,296	$13,890	$10,406
3/31/2018	$12,126	$13,537	$10,473
4/30/2018	$12,093	$13,589	$10,395
5/31/2018	$12,280	$13,916	$10,469
6/30/2018	$12,337	$14,002	$10,456
7/31/2018	$12,637	$14,523	$10,459
8/31/2018	$12,890	$14,996	$10,526
9/30/2018	$12,915	$15,081	$10,458
10/31/2018	$12,264	$14,050	$10,376
11/30/2018	$12,470	$14,337	$10,438
12/31/2018	$11,862	$13,042	$10,629
1/31/2019	$12,487	$14,087	$10,742
2/28/2019	$12,710	$14,540	$10,736
3/31/2019	$12,941	$14,822	$10,942
4/30/2019	$13,275	$15,422	$10,945
5/31/2019	$12,821	$14,442	$11,139
6/30/2019	$13,421	$15,460	$11,279
7/31/2019	$13,540	$15,682	$11,304
8/31/2019	$13,514	$15,434	$11,597
9/30/2019	$13,635	$15,723	$11,535
10/31/2019	$13,849	$16,063	$11,570
11/30/2019	$14,165	$16,646	$11,564
12/31/2019	$14,444	$17,149	$11,556
1/31/2020	$14,565	$17,142	$11,778
2/29/2020	$13,988	$15,731	$11,990
3/31/2020	$12,789	$13,788	$11,920
4/30/2020	$13,923	$15,555	$12,132
5/31/2020	$14,388	$16,296	$12,188
6/30/2020	$14,667	$16,620	$12,265
7/31/2020	$15,290	$17,558	$12,448
8/31/2020	$15,964	$18,820	$12,348
9/30/2020	$15,542	$18,105	$12,341
10/31/2020	$15,257	$17,623	$12,286
11/30/2020	$16,337	$19,552	$12,406
12/31/2020	$16,740	$20,304	$12,423
1/31/2021	$16,632	$20,099	$12,334
2/28/2021	$16,779	$20,653	$12,156
3/31/2021	$17,202	$21,558	$12,005
4/30/2021	$17,860	$22,708	$12,099
5/31/2021	$17,958	$22,867	$12,139
6/30/2021	$18,273	$23,401	$12,224
7/31/2021	$18,616	$23,956	$12,361
8/31/2021	$18,911	$24,685	$12,337
9/30/2021	$18,271	$23,537	$12,230
10/31/2021	$19,120	$25,186	$12,227
11/30/2021	$19,078	$25,011	$12,263
12/31/2021	$19,592	$26,132	$12,232
1/31/2022	$18,858	$24,780	$11,968
2/28/2022	$18,449	$24,038	$11,835
3/31/2022	$18,638	$24,931	$11,506
4/30/2022	$17,379	$22,757	$11,069
5/31/2022	$17,411	$22,798	$11,141
6/30/2022	$16,425	$20,916	$10,966
7/31/2022	$17,495	$22,845	$11,234
8/31/2022	$16,873	$21,913	$10,917
9/30/2022	$15,655	$19,895	$10,445
10/31/2022	$16,258	$21,506	$10,310
11/30/2022	$17,054	$22,708	$10,689
12/31/2022	$16,403	$21,399	$10,641
1/31/2023	$17,247	$22,744	$10,968
2/28/2023	$16,849	$22,189	$10,684
3/31/2023	$17,380	$23,004	$10,956
4/30/2023	$17,597	$23,363	$11,022
5/31/2023	$17,597	$23,464	$10,902
6/30/2023	$18,296	$25,015	$10,863
7/31/2023	$18,658	$25,818	$10,856
8/31/2023	$18,474	$25,407	$10,786
9/30/2023	$17,764	$24,196	$10,512
10/31/2023	$17,435	$23,687	$10,346
11/30/2023	$18,689	$25,850	$10,815
12/31/2023	$19,475	$27,025	$11,229
1/31/2024	$19,690	$27,479	$11,198
2/29/2024	$20,235	$28,946	$11,040
3/31/2024	$20,716	$29,878	$11,142
4/30/2024	$20,032	$28,657	$10,860
5/31/2024	$20,767	$30,078	$11,044
6/30/2024	$21,337	$31,157	$11,149
7/31/2024	$21,603	$31,537	$11,409
8/31/2024	$22,074	$32,302	$11,573
9/30/2024	$22,438	$32,992	$11,728
10/31/2024	$22,128	$32,692	$11,437
11/30/2024	$22,937	$34,611	$11,558
12/31/2024	$22,384	$33,786	$11,369
1/31/2025	$22,721	$34,727	$11,430
2/28/2025	$22,748	$34,274	$11,681
3/31/2025	$21,953	$32,343	$11,685
4/30/2025	$21,885	$32,124	$11,731
5/31/2025	$22,681	$34,146	$11,647
6/30/2025	$23,557	$35,882	$11,826
7/31/2025	$23,867	$36,687	$11,795
8/31/2025	$24,270	$37,431	$11,936
9/30/2025	$24,836	$38,797	$12,067
10/31/2025	$25,182	$39,706	$12,142
11/30/2025	$25,292	$39,803	$12,217
12/31/2025	$25,308	$39,827	$12,199

Average Annual Return [Table Text Block]
IBDC1	1 Year	5 Years	10 Years
Initial Class	13.06%	8.62%	9.73%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,345,199,323
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 8,113,078
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,345,199,323
Number of Portfolio Holdings	648
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,113,078

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	9.5
U.S. Government Obligations	9.4
Commercial Paper	7.2
Mortgage-Backed Securities	2.7
Asset-Backed Securities	2.0
Repurchase Agreements	1.0
Short-Term U.S. Government Obligations	0.9
Foreign Government Obligations	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.0%
Apple, Inc.	4.3
Microsoft Corp.	4.1
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.7
Broadcom, Inc.	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.6
Alphabet, Inc., Class C	1.3
Tesla, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021484
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$95	0.89%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%	[28]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 12.73%. For the same period, the S&P 500® Index returned 17.88%. The Bloomberg US Aggregate Bond Index returned 7.30% over the same period.

  During the fiscal year ended December 31, 2025, stock selection in the industrial cyclical, health services & systems and basic materials sectors detracted from performance relative to the S&P 500® Index (the “Equity Benchmark”), while stock selection in the hardware & semiconductors, financial services and REITs sectors contributed to relative performance.

  At the individual stock level, the top contributors to relative performance during the fiscal year included overweight positions in Seagate Technology Holdings PLC (“Seagate”), Howmet Aerospace, Inc. and Micron Technology, Inc.

  The top detractors from relative performance during the fiscal year included underweight positions in Palantir Technologies, Inc. and GE Aerospace, and an overweight position in ServiceNow, Inc.

  The fixed-income sleeve of the Portfolio maintained an overweight allocation to credit relative to the Bloomberg US Aggregate Bond Index (the “Fixed-Income Benchmark”) during the fiscal year ended December 31, 2025, and this positioning contributed to relative returns as the Portfolio generated additional yield compared to the Fixed-Income Benchmark.

  Overall duration positioning was generally managed in line with the Fixed-Income Benchmark, however, an overweight allocation to the 5-to-10-year portion of the yield curve contributed to relative performance due to changes in the yield curve during the period.

  Credit spread and other price-related impacts detracted from relative returns.

  At the sector level, security selection within investment grade corporate credit, an underweight allocation to government securities and a modest off-index allocation to high yield corporate credit were the most significant contributors to relative returns.

  Security selection in government securities detracted from relative performance, reflecting the Portfolio’s skew toward longer-duration U.S. Treasury securities to achieve desired overall duration positioning. An overweight allocation to asset-backed securities (“ABS”) and positioning in agency residential mortgage-backed securities (“agency RMBS”) also detracted from relative performance.

  Within corporate credit, security selection in banking, consumer non-cyclicals and technology contributed the most to relative returns, while allocations to electric utilities, technology and banking detracted.

  Over the period, the Portfolio’s sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Portfolio, however, exposures were adjusted during the period to achieve desired sub-sector positioning. Notable sub-sector changes included increased allocations to real estate investment trusts (“REITs”), banking and electric utilities, while allocations to energy, communications and technology were reduced.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,713	$9,504	$10,138
2/29/2016	$9,690	$9,491	$10,210
3/31/2016	$10,116	$10,135	$10,303
4/30/2016	$10,178	$10,174	$10,343
5/31/2016	$10,303	$10,357	$10,345
6/30/2016	$10,326	$10,384	$10,531
7/31/2016	$10,613	$10,766	$10,598
8/31/2016	$10,618	$10,782	$10,586
9/30/2016	$10,602	$10,784	$10,580
10/31/2016	$10,481	$10,587	$10,499
11/30/2016	$10,650	$10,979	$10,250
12/31/2016	$10,764	$11,196	$10,265
1/31/2017	$10,917	$11,408	$10,285
2/28/2017	$11,200	$11,861	$10,354
3/31/2017	$11,217	$11,875	$10,349
4/30/2017	$11,330	$11,997	$10,428
5/31/2017	$11,427	$12,166	$10,509
6/30/2017	$11,443	$12,242	$10,498
7/31/2017	$11,605	$12,494	$10,543
8/31/2017	$11,674	$12,532	$10,638
9/30/2017	$11,781	$12,790	$10,587
10/31/2017	$11,938	$13,089	$10,593
11/30/2017	$12,152	$13,490	$10,580
12/31/2017	$12,251	$13,640	$10,628
1/31/2018	$12,597	$14,421	$10,506
2/28/2018	$12,234	$13,890	$10,406
3/31/2018	$12,053	$13,537	$10,473
4/30/2018	$12,028	$13,589	$10,395
5/31/2018	$12,210	$13,916	$10,469
6/30/2018	$12,259	$14,002	$10,456
7/31/2018	$12,556	$14,523	$10,459
8/31/2018	$12,807	$14,996	$10,526
9/30/2018	$12,833	$15,081	$10,458
10/31/2018	$12,181	$14,050	$10,376
11/30/2018	$12,381	$14,337	$10,438
12/31/2018	$11,773	$13,042	$10,629
1/31/2019	$12,398	$14,087	$10,742
2/28/2019	$12,615	$14,540	$10,736
3/31/2019	$12,841	$14,822	$10,942
4/30/2019	$13,172	$15,422	$10,945
5/31/2019	$12,720	$14,442	$11,139
6/30/2019	$13,311	$15,460	$11,279
7/31/2019	$13,423	$15,682	$11,304
8/31/2019	$13,389	$15,434	$11,597
9/30/2019	$13,512	$15,723	$11,535
10/31/2019	$13,719	$16,063	$11,570
11/30/2019	$14,030	$16,646	$11,564
12/31/2019	$14,303	$17,149	$11,556
1/31/2020	$14,416	$17,142	$11,778
2/29/2020	$13,851	$15,731	$11,990
3/31/2020	$12,654	$13,788	$11,920
4/30/2020	$13,776	$15,555	$12,132
5/31/2020	$14,237	$16,296	$12,188
6/30/2020	$14,501	$16,620	$12,265
7/31/2020	$15,114	$17,558	$12,448
8/31/2020	$15,779	$18,820	$12,348
9/30/2020	$15,361	$18,105	$12,341
10/31/2020	$15,082	$17,623	$12,286
11/30/2020	$16,137	$19,552	$12,406
12/31/2020	$16,535	$20,304	$12,423
1/31/2021	$16,426	$20,099	$12,334
2/28/2021	$16,565	$20,653	$12,156
3/31/2021	$16,983	$21,558	$12,005
4/30/2021	$17,629	$22,708	$12,099
5/31/2021	$17,719	$22,867	$12,139
6/30/2021	$18,027	$23,401	$12,224
7/31/2021	$18,366	$23,956	$12,361
8/31/2021	$18,653	$24,685	$12,337
9/30/2021	$18,016	$23,537	$12,230
10/31/2021	$18,844	$25,186	$12,227
11/30/2021	$18,801	$25,011	$12,263
12/31/2021	$19,311	$26,132	$12,232
1/31/2022	$18,579	$24,780	$11,968
2/28/2022	$18,165	$24,038	$11,835
3/31/2022	$18,345	$24,931	$11,506
4/30/2022	$17,103	$22,757	$11,069
5/31/2022	$17,145	$22,798	$11,141
6/30/2022	$16,158	$20,916	$10,966
7/31/2022	$17,220	$22,845	$11,234
8/31/2022	$16,603	$21,913	$10,917
9/30/2022	$15,394	$19,895	$10,445
10/31/2022	$15,980	$21,506	$10,310
11/30/2022	$16,762	$22,708	$10,689
12/31/2022	$16,127	$21,399	$10,641
1/31/2023	$16,946	$22,744	$10,968
2/28/2023	$16,555	$22,189	$10,684
3/31/2023	$17,068	$23,004	$10,956
4/30/2023	$17,288	$23,363	$11,022
5/31/2023	$17,275	$23,464	$10,902
6/30/2023	$17,960	$25,015	$10,863
7/31/2023	$18,314	$25,818	$10,856
8/31/2023	$18,126	$25,407	$10,786
9/30/2023	$17,421	$24,196	$10,512
10/31/2023	$17,100	$23,687	$10,346
11/30/2023	$18,331	$25,850	$10,815
12/31/2023	$19,100	$27,025	$11,229
1/31/2024	$19,305	$27,479	$11,198
2/29/2024	$19,831	$28,946	$11,040
3/31/2024	$20,292	$29,878	$11,142
4/30/2024	$19,626	$28,657	$10,860
5/31/2024	$20,343	$30,078	$11,044
6/30/2024	$20,882	$31,157	$11,149
7/31/2024	$21,151	$31,537	$11,409
8/31/2024	$21,611	$32,302	$11,573
9/30/2024	$21,965	$32,992	$11,728
10/31/2024	$21,651	$32,692	$11,437
11/30/2024	$22,429	$34,611	$11,558
12/31/2024	$21,897	$33,786	$11,369
1/31/2025	$22,210	$34,727	$11,430
2/28/2025	$22,238	$34,274	$11,681
3/31/2025	$21,461	$32,343	$11,685
4/30/2025	$21,392	$32,124	$11,731
5/31/2025	$22,156	$34,146	$11,647
6/30/2025	$23,015	$35,882	$11,826
7/31/2025	$23,301	$36,687	$11,795
8/31/2025	$23,696	$37,431	$11,936
9/30/2025	$24,238	$38,797	$12,067
10/31/2025	$24,572	$39,706	$12,142
11/30/2025	$24,684	$39,803	$12,217
12/31/2025	$24,684	$39,827	$12,199

Average Annual Return [Table Text Block]
IBDC2	1 Year	5 Years	10 Years
Service Class	12.73%	8.34%	9.46%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,345,199,323
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 8,113,078
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,345,199,323
Number of Portfolio Holdings	648
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,113,078

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	9.5
U.S. Government Obligations	9.4
Commercial Paper	7.2
Mortgage-Backed Securities	2.7
Asset-Backed Securities	2.0
Repurchase Agreements	1.0
Short-Term U.S. Government Obligations	0.9
Foreign Government Obligations	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.0%
Apple, Inc.	4.3
Microsoft Corp.	4.1
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.7
Broadcom, Inc.	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.6
Alphabet, Inc., Class C	1.3
Tesla, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099475
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$58	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[29]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 5.56%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 7.01% over the same period.

  The primary detractor from the Portfolio’s benchmark relative performance during the fiscal year ended December 31, 2025 was yield curve positioning. The sub-adviser positioned the Portfolio in anticipation of increased tariffs early in the fiscal year and with the view that the resulting re-shoring trade deals would lead to higher inflationary pressures over the remainder of the fiscal year and thus slowing the U.S. Federal Reserve’s (“Fed”) pace of interest rate cuts. However, the expected inflation from tariffs never materialized, and lower inflation levels allowed the Fed to cut interest rates an additional three times during the fiscal year.

  Asset allocation was the largest contributor to benchmark relative performance over the period as the Portfolio’s off-benchmark positions outperformed. Corporate industrial and financial bonds outperformed the U.S. Treasury Inflation Protected Securities Index, contributing to relative performance.

  Other non-U.S. inflation-linked notes also contributed to benchmark relative performance, including positions in Europe, Japan, and Australia.

  A small off-benchmark position in asset-backed securities and commercial mortgage-backed securities, exposure to New Zealand inflation-linked bonds, and the Portfolio’s cash position each detracted slightly from benchmark relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,052	$10,110	$10,148
2/29/2016	$10,126	$10,182	$10,262
3/31/2016	$10,315	$10,307	$10,446
4/30/2016	$10,378	$10,377	$10,482
5/31/2016	$10,325	$10,385	$10,408
6/30/2016	$10,504	$10,568	$10,624
7/31/2016	$10,577	$10,655	$10,716
8/31/2016	$10,581	$10,667	$10,668
9/30/2016	$10,623	$10,669	$10,727
10/31/2016	$10,581	$10,598	$10,684
11/30/2016	$10,401	$10,360	$10,479
12/31/2016	$10,412	$10,391	$10,468
1/31/2017	$10,496	$10,428	$10,556
2/28/2017	$10,539	$10,508	$10,606
3/31/2017	$10,528	$10,505	$10,600
4/30/2017	$10,602	$10,592	$10,663
5/31/2017	$10,623	$10,674	$10,659
6/30/2017	$10,560	$10,664	$10,558
7/31/2017	$10,613	$10,718	$10,604
8/31/2017	$10,693	$10,810	$10,717
9/30/2017	$10,651	$10,772	$10,649
10/31/2017	$10,683	$10,785	$10,671
11/30/2017	$10,704	$10,769	$10,685
12/31/2017	$10,768	$10,816	$10,783
1/31/2018	$10,736	$10,712	$10,691
2/28/2018	$10,651	$10,610	$10,587
3/31/2018	$10,725	$10,664	$10,698
4/30/2018	$10,704	$10,593	$10,692
5/31/2018	$10,704	$10,651	$10,738
6/30/2018	$10,725	$10,635	$10,781
7/31/2018	$10,725	$10,657	$10,729
8/31/2018	$10,748	$10,710	$10,806
9/30/2018	$10,694	$10,664	$10,692
10/31/2018	$10,575	$10,575	$10,539
11/30/2018	$10,575	$10,622	$10,589
12/31/2018	$10,629	$10,789	$10,647
1/31/2019	$10,791	$10,937	$10,790
2/28/2019	$10,802	$10,949	$10,789
3/31/2019	$11,019	$11,147	$10,987
4/30/2019	$11,063	$11,163	$11,024
5/31/2019	$11,182	$11,334	$11,206
6/30/2019	$11,280	$11,494	$11,302
7/31/2019	$11,355	$11,528	$11,342
8/31/2019	$11,566	$11,789	$11,612
9/30/2019	$11,465	$11,738	$11,454
10/31/2019	$11,477	$11,776	$11,483
11/30/2019	$11,488	$11,773	$11,501
12/31/2019	$11,521	$11,791	$11,544
1/31/2020	$11,744	$12,003	$11,787
2/29/2020	$11,855	$12,182	$11,950
3/31/2020	$11,310	$11,944	$11,740
4/30/2020	$11,688	$12,184	$12,066
5/31/2020	$11,788	$12,297	$12,103
6/30/2020	$11,955	$12,400	$12,238
7/31/2020	$12,233	$12,618	$12,519
8/31/2020	$12,298	$12,545	$12,656
9/30/2020	$12,298	$12,522	$12,609
10/31/2020	$12,242	$12,478	$12,527
11/30/2020	$12,435	$12,640	$12,668
12/31/2020	$12,559	$12,684	$12,813
1/31/2021	$12,559	$12,604	$12,856
2/28/2021	$12,344	$12,442	$12,649
3/31/2021	$12,367	$12,297	$12,625
4/30/2021	$12,514	$12,400	$12,801
5/31/2021	$12,639	$12,448	$12,957
6/30/2021	$12,718	$12,538	$13,035
7/31/2021	$12,967	$12,664	$13,383
8/31/2021	$12,957	$12,656	$13,359
9/30/2021	$12,865	$12,548	$13,263
10/31/2021	$12,968	$12,538	$13,414
11/30/2021	$13,037	$12,553	$13,534
12/31/2021	$13,072	$12,544	$13,577
1/31/2022	$12,842	$12,269	$13,302
2/28/2022	$12,830	$12,102	$13,416
3/31/2022	$12,727	$11,777	$13,166
4/30/2022	$12,428	$11,338	$12,897
5/31/2022	$12,302	$11,400	$12,769
6/30/2022	$11,980	$11,173	$12,365
7/31/2022	$12,382	$11,453	$12,904
8/31/2022	$12,108	$11,156	$12,560
9/30/2022	$11,438	$10,675	$11,729
10/31/2022	$11,533	$10,558	$11,875
11/30/2022	$11,785	$10,952	$12,092
12/31/2022	$11,737	$10,914	$11,968
1/31/2023	$11,977	$11,253	$12,188
2/28/2023	$11,857	$10,976	$12,020
3/31/2023	$12,096	$11,234	$12,368
4/30/2023	$12,108	$11,303	$12,382
5/31/2023	$12,024	$11,185	$12,233
6/30/2023	$12,036	$11,168	$12,192
7/31/2023	$12,060	$11,179	$12,207
8/31/2023	$12,008	$11,112	$12,099
9/30/2023	$11,791	$10,847	$11,875
10/31/2023	$11,715	$10,684	$11,789
11/30/2023	$12,046	$11,165	$12,108
12/31/2023	$12,402	$11,588	$12,435
1/31/2024	$12,390	$11,560	$12,457
2/29/2024	$12,300	$11,422	$12,323
3/31/2024	$12,402	$11,534	$12,424
4/30/2024	$12,199	$11,264	$12,215
5/31/2024	$12,364	$11,451	$12,425
6/30/2024	$12,466	$11,556	$12,522
7/31/2024	$12,632	$11,818	$12,745
8/31/2024	$12,764	$11,992	$12,845
9/30/2024	$12,910	$12,157	$13,038
10/31/2024	$12,751	$11,881	$12,804
11/30/2024	$12,844	$12,006	$12,866
12/31/2024	$12,658	$11,824	$12,663
1/31/2025	$12,764	$11,896	$12,827
2/28/2025	$12,963	$12,142	$13,106
3/31/2025	$12,989	$12,139	$13,191
4/30/2025	$12,989	$12,182	$13,206
5/31/2025	$12,963	$12,120	$13,128
6/30/2025	$13,121	$12,309	$13,254
7/31/2025	$13,135	$12,291	$13,270
8/31/2025	$13,239	$12,439	$13,474
9/30/2025	$13,335	$12,571	$13,532
10/31/2025	$13,404	$12,654	$13,580
11/30/2025	$13,417	$12,730	$13,606
12/31/2025	$13,363	$12,721	$13,551

Average Annual Return [Table Text Block]
I3CA1	1 Year	5 Years	10 Years
Initial Class	5.56%	1.25%	2.94%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	7.01%	1.13%	3.09%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 86,938,372
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 403,289
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$86,938,372
Number of Portfolio Holdings	96
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$403,289
Average MaturityFootnote Reference§	6.75 years
DurationFootnote Reference†	5.93 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	52.2%
AAA	6.3
AA	5.3
A	17.3
BBB	17.7
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	52.2%
Foreign Government Obligations	31.6
Corporate Debt Securities	15.0
Other Investment Company	0.6
Short-Term Investment Companies	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.1%
Australia Government Bonds, 2.50%, 09/20/2030	5.0
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.7
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.5
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.9
Italy Buoni Poliennali Del Tesoro, 0.10%, 05/15/2033	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099476
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.81%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%	[30]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 5.35%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 7.58%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 7.01% over the same period.

  The primary detractor from the Portfolio’s benchmark relative performance during the fiscal year ended December 31, 2025 was yield curve positioning. The sub-adviser positioned the Portfolio in anticipation of increased tariffs early in the fiscal year and with the view that the resulting re-shoring trade deals would lead to higher inflationary pressures over the remainder of the fiscal year and thus slowing the U.S. Federal Reserve’s (“Fed”) pace of interest rate cuts. However, the expected inflation from tariffs never materialized, and lower inflation levels allowed the Fed to cut interest rates an additional three times during the fiscal year.

  Asset allocation was the largest contributor to benchmark relative performance over the period as the Portfolio’s off-benchmark positions outperformed. Corporate industrial and financial bonds outperformed the U.S. Treasury Inflation Protected Securities Index, contributing to relative performance.

  Other non-U.S. inflation-linked notes also contributed to benchmark relative performance, including positions in Europe, Japan, and Australia.

  A small off-benchmark position in asset-backed securities and commercial mortgage-backed securities, exposure to New Zealand inflation-linked bonds, and the Portfolio’s cash position each detracted slightly from benchmark relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,041	$10,110	$10,148
2/29/2016	$10,114	$10,182	$10,262
3/31/2016	$10,300	$10,307	$10,446
4/30/2016	$10,373	$10,377	$10,482
5/31/2016	$10,311	$10,385	$10,408
6/30/2016	$10,487	$10,568	$10,624
7/31/2016	$10,559	$10,655	$10,716
8/31/2016	$10,557	$10,667	$10,668
9/30/2016	$10,599	$10,669	$10,727
10/31/2016	$10,557	$10,598	$10,684
11/30/2016	$10,380	$10,360	$10,479
12/31/2016	$10,380	$10,391	$10,468
1/31/2017	$10,464	$10,428	$10,556
2/28/2017	$10,505	$10,508	$10,606
3/31/2017	$10,495	$10,505	$10,600
4/30/2017	$10,568	$10,592	$10,663
5/31/2017	$10,578	$10,674	$10,659
6/30/2017	$10,516	$10,664	$10,558
7/31/2017	$10,568	$10,718	$10,604
8/31/2017	$10,643	$10,810	$10,717
9/30/2017	$10,601	$10,772	$10,649
10/31/2017	$10,632	$10,785	$10,671
11/30/2017	$10,643	$10,769	$10,685
12/31/2017	$10,705	$10,816	$10,783
1/31/2018	$10,674	$10,712	$10,691
2/28/2018	$10,590	$10,610	$10,587
3/31/2018	$10,663	$10,664	$10,698
4/30/2018	$10,643	$10,593	$10,692
5/31/2018	$10,643	$10,651	$10,738
6/30/2018	$10,663	$10,635	$10,781
7/31/2018	$10,653	$10,657	$10,729
8/31/2018	$10,667	$10,710	$10,806
9/30/2018	$10,614	$10,664	$10,692
10/31/2018	$10,497	$10,575	$10,539
11/30/2018	$10,497	$10,622	$10,589
12/31/2018	$10,540	$10,789	$10,647
1/31/2019	$10,710	$10,937	$10,790
2/28/2019	$10,720	$10,949	$10,789
3/31/2019	$10,922	$11,147	$10,987
4/30/2019	$10,975	$11,163	$11,024
5/31/2019	$11,081	$11,334	$11,206
6/30/2019	$11,177	$11,494	$11,302
7/31/2019	$11,251	$11,528	$11,342
8/31/2019	$11,448	$11,789	$11,612
9/30/2019	$11,350	$11,738	$11,454
10/31/2019	$11,361	$11,776	$11,483
11/30/2019	$11,372	$11,773	$11,501
12/31/2019	$11,404	$11,791	$11,544
1/31/2020	$11,621	$12,003	$11,787
2/29/2020	$11,730	$12,182	$11,950
3/31/2020	$11,187	$11,944	$11,740
4/30/2020	$11,567	$12,184	$12,066
5/31/2020	$11,654	$12,297	$12,103
6/30/2020	$11,817	$12,400	$12,238
7/31/2020	$12,077	$12,618	$12,519
8/31/2020	$12,153	$12,545	$12,656
9/30/2020	$12,142	$12,522	$12,609
10/31/2020	$12,087	$12,478	$12,527
11/30/2020	$12,274	$12,640	$12,668
12/31/2020	$12,395	$12,684	$12,813
1/31/2021	$12,395	$12,604	$12,856
2/28/2021	$12,175	$12,442	$12,649
3/31/2021	$12,197	$12,297	$12,625
4/30/2021	$12,340	$12,400	$12,801
5/31/2021	$12,462	$12,448	$12,957
6/30/2021	$12,539	$12,538	$13,035
7/31/2021	$12,781	$12,664	$13,383
8/31/2021	$12,763	$12,656	$13,359
9/30/2021	$12,673	$12,548	$13,263
10/31/2021	$12,763	$12,538	$13,414
11/30/2021	$12,841	$12,553	$13,534
12/31/2021	$12,874	$12,544	$13,577
1/31/2022	$12,640	$12,269	$13,302
2/28/2022	$12,629	$12,102	$13,416
3/31/2022	$12,517	$11,777	$13,166
4/30/2022	$12,216	$11,338	$12,897
5/31/2022	$12,093	$11,400	$12,769
6/30/2022	$11,770	$11,173	$12,365
7/31/2022	$12,171	$11,453	$12,904
8/31/2022	$11,898	$11,156	$12,560
9/30/2022	$11,237	$10,675	$11,729
10/31/2022	$11,330	$10,558	$11,875
11/30/2022	$11,573	$10,952	$12,092
12/31/2022	$11,515	$10,914	$11,968
1/31/2023	$11,759	$11,253	$12,188
2/28/2023	$11,631	$10,976	$12,020
3/31/2023	$11,863	$11,234	$12,368
4/30/2023	$11,886	$11,303	$12,382
5/31/2023	$11,793	$11,185	$12,233
6/30/2023	$11,805	$11,168	$12,192
7/31/2023	$11,828	$11,179	$12,207
8/31/2023	$11,762	$11,112	$12,099
9/30/2023	$11,553	$10,847	$11,875
10/31/2023	$11,480	$10,684	$11,789
11/30/2023	$11,799	$11,165	$12,108
12/31/2023	$12,142	$11,588	$12,435
1/31/2024	$12,130	$11,560	$12,457
2/29/2024	$12,044	$11,422	$12,323
3/31/2024	$12,142	$11,534	$12,424
4/30/2024	$11,934	$11,264	$12,215
5/31/2024	$12,093	$11,451	$12,425
6/30/2024	$12,191	$11,556	$12,522
7/31/2024	$12,351	$11,818	$12,745
8/31/2024	$12,490	$11,992	$12,845
9/30/2024	$12,630	$12,157	$13,038
10/31/2024	$12,465	$11,881	$12,804
11/30/2024	$12,554	$12,006	$12,866
12/31/2024	$12,363	$11,824	$12,663
1/31/2025	$12,465	$11,896	$12,827
2/28/2025	$12,655	$12,142	$13,106
3/31/2025	$12,681	$12,139	$13,191
4/30/2025	$12,681	$12,182	$13,206
5/31/2025	$12,655	$12,120	$13,128
6/30/2025	$12,807	$12,309	$13,254
7/31/2025	$12,820	$12,291	$13,270
8/31/2025	$12,919	$12,439	$13,474
9/30/2025	$13,011	$12,571	$13,532
10/31/2025	$13,077	$12,654	$13,580
11/30/2025	$13,090	$12,730	$13,606
12/31/2025	$13,024	$12,721	$13,551

Average Annual Return [Table Text Block]
I3CA2	1 Year	5 Years	10 Years
Service Class	5.35%	0.99%	2.68%
Bloomberg US Universal Bond IndexFootnote Reference(a)	7.58%	0.06%	2.44%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	7.01%	1.13%	3.09%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 86,938,372
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 403,289
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$86,938,372
Number of Portfolio Holdings	96
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (net of waivers and reimbursements)	$403,289
Average MaturityFootnote Reference§	6.75 years
DurationFootnote Reference†	5.93 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	52.2%
AAA	6.3
AA	5.3
A	17.3
BBB	17.7
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	52.2%
Foreign Government Obligations	31.6
Corporate Debt Securities	15.0
Other Investment Company	0.6
Short-Term Investment Companies	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.1%
Australia Government Bonds, 2.50%, 09/20/2030	5.0
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.7
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.6
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.5
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.9
Italy Buoni Poliennali Del Tesoro, 0.10%, 05/15/2033	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000075538
Shareholder Report [Line Items]
Fund Name	Transamerica ProFund UltraBear VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.24%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.24%	[31]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned -27.61%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The S&P 500 Index (the “Index”) is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  The Portfolio invests in derivatives that the Portfolio’s sub-adviser believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Portfolio seeks investment results for a single day, not for longer periods. The return of the Portfolio for periods longer than a single day will be the result of its return for each day compounded over that period. The Portfolio’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice the inverse (-2x) of the return of the Index for the same period.

  During the fiscal year ended December 31, 2025, the Portfolio invested in index futures contracts as a substitute for directly shorting stocks in order to seek returns for a single day that are inverse leveraged (-2x) to the returns of the Index for that day. During the fiscal year, these instruments detracted from Portfolio performance.

  The views expressed reflect the opinions of ProFund Advisors LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,899	$9,504
2/29/2016	$10,899	$9,491
3/31/2016	$9,438	$10,135
4/30/2016	$9,326	$10,174
5/31/2016	$8,989	$10,357
6/30/2016	$8,989	$10,384
7/31/2016	$8,315	$10,766
8/31/2016	$8,315	$10,782
9/30/2016	$8,202	$10,784
10/31/2016	$8,539	$10,587
11/30/2016	$7,978	$10,979
12/31/2016	$7,640	$11,196
1/31/2017	$7,303	$11,408
2/28/2017	$6,742	$11,861
3/31/2017	$6,742	$11,875
4/30/2017	$6,629	$11,997
5/31/2017	$6,517	$12,166
6/30/2017	$6,404	$12,242
7/31/2017	$6,180	$12,494
8/31/2017	$6,067	$12,532
9/30/2017	$5,618	$13,089
10/31/2017	$5,281	$13,490
12/31/2017	$5,169	$13,640
1/31/2018	$4,607	$14,421
2/28/2018	$4,944	$13,890
3/31/2018	$5,169	$13,537
4/30/2018	$5,169	$13,589
5/31/2018	$4,944	$13,916
6/30/2018	$4,831	$14,002
7/31/2018	$4,494	$14,523
8/31/2018	$4,270	$14,996
9/30/2018	$4,157	$15,081
10/31/2018	$4,831	$14,050
11/30/2018	$4,607	$14,337
12/31/2018	$5,506	$13,042
1/31/2019	$4,719	$14,087
2/28/2019	$4,382	$14,540
3/31/2019	$4,270	$14,822
4/30/2019	$3,933	$15,422
5/31/2019	$4,494	$14,442
6/30/2019	$3,933	$15,460
7/31/2019	$3,820	$15,682
8/31/2019	$3,933	$15,434
9/30/2019	$3,820	$15,723
10/31/2019	$3,596	$16,063
11/30/2019	$3,371	$16,646
12/31/2019	$3,146	$17,149
1/31/2020	$3,146	$17,142
2/29/2020	$3,708	$15,731
3/31/2020	$3,708	$13,788
4/30/2020	$2,697	$15,555
5/31/2020	$2,472	$16,296
6/30/2020	$2,360	$16,620
7/31/2020	$2,022	$17,558
8/31/2020	$1,804	$18,820
9/30/2020	$1,917	$18,105
10/31/2020	$2,030	$17,623
11/30/2020	$1,579	$19,552
12/31/2020	$1,466	$20,304
1/31/2021	$1,466	$20,099
2/28/2021	$1,466	$20,653
3/31/2021	$1,353	$21,558
4/30/2021	$1,128	$22,708
5/31/2021	$1,128	$22,867
6/30/2021	$1,128	$23,401
7/31/2021	$1,015	$23,956
8/31/2021	$1,015	$24,685
9/30/2021	$1,015	$23,537
10/31/2021	$902	$25,186
11/30/2021	$902	$25,011
12/31/2021	$902	$26,132
1/31/2022	$944	$24,780
2/28/2022	$991	$24,038
3/31/2022	$906	$24,931
4/30/2022	$1,074	$22,757
5/31/2022	$1,048	$22,798
6/30/2022	$1,222	$20,916
7/31/2022	$1,017	$22,845
8/31/2022	$1,096	$21,913
9/30/2022	$1,312	$19,895
10/31/2022	$1,109	$21,506
11/30/2022	$986	$22,708
12/31/2022	$1,110	$21,399
1/31/2023	$984	$22,744
2/28/2023	$1,038	$22,189
3/31/2023	$969	$23,004
4/30/2023	$944	$23,363
5/31/2023	$941	$23,464
6/30/2023	$835	$25,015
7/31/2023	$790	$25,818
8/31/2023	$823	$25,407
9/30/2023	$915	$24,196
10/31/2023	$962	$23,687
11/30/2023	$812	$25,850
12/31/2023	$747	$27,025
1/31/2024	$731	$27,479
2/29/2024	$664	$28,946
3/31/2024	$629	$29,878
4/30/2024	$687	$28,657
5/31/2024	$629	$30,078
6/30/2024	$592	$31,157
7/31/2024	$582	$31,537
8/31/2024	$556	$32,302
9/30/2024	$537	$32,992
10/31/2024	$550	$32,692
11/30/2024	$493	$34,611
12/31/2024	$523	$33,786
1/31/2025	$499	$34,727
2/28/2025	$516	$34,274
3/31/2025	$578	$32,343
4/30/2025	$559	$32,124
5/31/2025	$496	$34,146
6/30/2025	$451	$35,882
7/31/2025	$435	$36,687
8/31/2025	$420	$37,431
9/30/2025	$394	$38,797
10/31/2025	$377	$39,706
11/30/2025	$377	$39,803
12/31/2025	$379	$39,827

Average Annual Return [Table Text Block]
IXFRA	1 Year	5 Years	10 Years
Service Class	(27.61)%	(23.71)%	(27.92)%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 9,181,482
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 60,711
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$9,181,482
Number of Portfolio Holdings (Including Derivatives)	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$60,711

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term Investment Companies	68.5%
Repurchase Agreements	17.0
Net Other Assets (Liabilities)Footnote Reference^	14.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dreyfus Treasury & Agency Cash Management, 3.65%	17.3%
UBS Select Treasury Preferred Fund, 3.71%	17.1
BlackRock Liquidity Funds T-Fund, 3.65%	17.1
State Street Institutional U.S. Government Money Market Fund, 3.74%	17.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197834
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$14	0.13%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%	[32]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 17.65%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Portfolio seeks investment results, before fees and expenses, that correspond to the price and yield performance of the S&P 500® Index (the “Index”). Under normal circumstances, the Portfolio intends to invest substantially all of its assets in securities of companies included in the Index. The Portfolio’s sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the information technology, communication services and financials sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while the materials, energy and real estate sectors contributed the least.

  At the stock level, NVIDIA Corporation, Microsoft Corporation, and Alphabet Inc., contributed the most to Portfolio performance during the fiscal year, while UnitedHealth Group Incorporated, Salesforce, Inc. and Fiserv, Inc. detracted the most from Portfolio performance, on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index
1/12/2018	$10,000	$10,000
1/31/2018	$10,136	$10,207
2/28/2018	$9,763	$9,831
3/31/2018	$9,508	$9,581
4/30/2018	$9,542	$9,618
5/31/2018	$9,763	$9,849
6/30/2018	$9,822	$9,910
7/31/2018	$10,186	$10,279
8/31/2018	$10,512	$10,614
9/30/2018	$10,572	$10,674
10/31/2018	$9,849	$9,944
11/30/2018	$10,044	$10,147
12/31/2018	$9,134	$9,231
1/31/2019	$9,857	$9,971
2/28/2019	$10,180	$10,291
3/31/2019	$10,376	$10,491
4/30/2019	$10,793	$10,916
5/31/2019	$10,112	$10,222
6/30/2019	$10,818	$10,942
7/31/2019	$10,971	$11,100
8/31/2019	$10,798	$10,924
9/30/2019	$10,994	$11,128
10/31/2019	$11,234	$11,369
11/30/2019	$11,635	$11,782
12/31/2019	$11,986	$12,137
1/31/2020	$11,977	$12,133
2/29/2020	$10,994	$11,134
3/31/2020	$9,635	$9,759
4/30/2020	$10,866	$11,010
5/31/2020	$11,387	$11,534
6/30/2020	$11,610	$11,764
7/31/2020	$12,259	$12,427
8/31/2020	$13,145	$13,320
9/30/2020	$12,635	$12,814
10/31/2020	$12,298	$12,473
11/30/2020	$13,646	$13,839
12/31/2020	$14,165	$14,371
1/31/2021	$14,018	$14,226
2/28/2021	$14,407	$14,618
3/31/2021	$15,038	$15,258
4/30/2021	$15,833	$16,072
5/31/2021	$15,945	$16,185
6/30/2021	$16,317	$16,562
7/31/2021	$16,697	$16,956
8/31/2021	$17,200	$17,471
9/30/2021	$16,402	$16,659
10/31/2021	$17,546	$17,826
11/30/2021	$17,422	$17,702
12/31/2021	$18,202	$18,496
1/31/2022	$17,253	$17,539
2/28/2022	$16,739	$17,013
3/31/2022	$17,360	$17,645
4/30/2022	$15,843	$16,107
5/31/2022	$15,869	$16,136
6/30/2022	$14,557	$14,804
7/31/2022	$15,896	$16,169
8/31/2022	$15,249	$15,510
9/30/2022	$13,839	$14,081
10/31/2022	$14,967	$15,221
11/30/2022	$15,794	$16,072
12/31/2022	$14,885	$15,146
1/31/2023	$15,812	$16,098
2/28/2023	$15,431	$15,705
3/31/2023	$15,994	$16,282
4/30/2023	$16,240	$16,536
5/31/2023	$16,313	$16,608
6/30/2023	$17,385	$17,705
7/31/2023	$17,940	$18,274
8/31/2023	$17,650	$17,983
9/30/2023	$16,811	$17,125
10/31/2023	$16,457	$16,765
11/30/2023	$17,948	$18,296
12/31/2023	$18,768	$19,128
1/31/2024	$19,076	$19,449
2/29/2024	$20,092	$20,487
3/31/2024	$20,744	$21,147
4/30/2024	$19,896	$20,283
5/31/2024	$20,874	$21,289
6/30/2024	$21,620	$22,052
7/31/2024	$21,881	$22,321
8/31/2024	$22,412	$22,862
9/30/2024	$22,881	$23,351
10/31/2024	$22,671	$23,139
11/30/2024	$24,002	$24,497
12/31/2024	$23,427	$23,913
1/31/2025	$24,079	$24,579
2/28/2025	$23,763	$24,258
3/31/2025	$22,422	$22,892
4/30/2025	$22,259	$22,736
5/31/2025	$23,657	$24,167
6/30/2025	$24,854	$25,396
7/31/2025	$25,410	$25,966
8/31/2025	$25,920	$26,493
9/30/2025	$26,862	$27,460
10/31/2025	$27,493	$28,103
11/30/2025	$27,551	$28,172
12/31/2025	$27,561	$28,189

Average Annual Return [Table Text Block]
I9CJ1	1 Year	5 Years	Since Inception 1/12/18
Initial Class	17.65%	14.24%	13.57%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	13.89%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,428,079,228
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 997,182
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,428,079,228
Number of Portfolio Holdings	504
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (net of waivers and reimbursements)	$997,182

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	34.4%
Financials	13.4
Communication Services	10.6
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Real Estate	1.8
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.9
Microsoft Corp.	6.1
Amazon.com, Inc.	3.8
Alphabet, Inc., Class A	3.1
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.5
Meta Platforms, Inc., Class A	2.5
Tesla, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.6

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Material Fund Change Risks Change [Text Block]

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182875
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.38%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%	[33]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.37%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Portfolio seeks investment results, before fees and expenses, that correspond to the price and yield performance of the S&P 500® Index (the “Index”). Under normal circumstances, the Portfolio intends to invest substantially all of its assets in securities of companies included in the Index. The Portfolio’s sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the information technology, communication services and financials sectors contributed the most to Portfolio performance during the fiscal year ended December 31, 2025, while the materials, energy and real estate sectors contributed the least.

  At the stock level, NVIDIA Corporation, Microsoft Corporation, and Alphabet Inc., contributed the most to Portfolio performance during the fiscal year, while UnitedHealth Group Incorporated, Salesforce, Inc. and Fiserv, Inc. detracted the most from Portfolio performance, on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Portfolio and the returns of the Index during the fiscal year were Portfolio fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of SSGA Funds Management, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
5/1/2017	$10,000	$10,000
6/30/2017	$10,140	$10,141
7/31/2017	$10,190	$10,204
8/31/2017	$10,390	$10,414
9/30/2017	$10,420	$10,446
10/31/2017	$10,890	$10,910
11/30/2017	$11,210	$11,245
12/31/2017	$11,320	$11,370
1/31/2018	$11,960	$12,021
2/28/2018	$11,510	$11,578
3/31/2018	$11,220	$11,283
4/30/2018	$11,260	$11,327
5/31/2018	$11,520	$11,599
6/30/2018	$11,590	$11,671
7/31/2018	$12,010	$12,105
8/31/2018	$12,391	$12,500
9/30/2018	$12,461	$12,571
10/31/2018	$11,598	$11,711
11/30/2018	$11,829	$11,950
12/31/2018	$10,755	$10,871
1/31/2019	$11,608	$11,742
2/28/2019	$11,989	$12,119
3/31/2019	$12,220	$12,355
4/30/2019	$12,702	$12,855
5/31/2019	$11,899	$12,038
6/30/2019	$12,722	$12,887
7/31/2019	$12,902	$13,072
8/31/2019	$12,698	$12,865
9/30/2019	$12,930	$13,105
10/31/2019	$13,202	$13,389
11/30/2019	$13,675	$13,875
12/31/2019	$14,078	$14,294
1/31/2020	$14,068	$14,288
2/29/2020	$12,909	$13,112
3/31/2020	$11,307	$11,493
4/30/2020	$12,758	$12,966
5/31/2020	$13,363	$13,584
6/30/2020	$13,625	$13,854
7/31/2020	$14,391	$14,635
8/31/2020	$15,418	$15,687
9/30/2020	$14,818	$15,091
10/31/2020	$14,421	$14,689
11/30/2020	$15,999	$16,297
12/31/2020	$16,609	$16,924
1/31/2021	$16,426	$16,753
2/28/2021	$16,884	$17,215
3/31/2021	$17,607	$17,969
4/30/2021	$18,543	$18,928
5/31/2021	$18,665	$19,060
6/30/2021	$19,092	$19,505
7/31/2021	$19,540	$19,969
8/31/2021	$20,124	$20,576
9/30/2021	$19,185	$19,619
10/31/2021	$20,521	$20,993
11/30/2021	$20,375	$20,848
12/31/2021	$21,282	$21,782
1/31/2022	$20,166	$20,655
2/28/2022	$19,561	$20,036
3/31/2022	$20,281	$20,780
4/30/2022	$18,507	$18,968
5/31/2022	$18,539	$19,003
6/30/2022	$16,995	$17,435
7/31/2022	$18,559	$19,042
8/31/2022	$17,796	$18,266
9/30/2022	$16,153	$16,583
10/31/2022	$17,455	$17,926
11/30/2022	$18,426	$18,928
12/31/2022	$17,359	$17,837
1/31/2023	$18,436	$18,958
2/28/2023	$17,988	$18,495
3/31/2023	$18,639	$19,174
4/30/2023	$18,916	$19,474
5/31/2023	$19,002	$19,558
6/30/2023	$20,250	$20,851
7/31/2023	$20,890	$21,521
8/31/2023	$20,549	$21,178
9/30/2023	$19,567	$20,168
10/31/2023	$19,141	$19,744
11/30/2023	$20,887	$21,547
12/31/2023	$21,826	$22,526
1/31/2024	$22,186	$22,905
2/29/2024	$23,365	$24,128
3/31/2024	$24,107	$24,904
4/30/2024	$23,114	$23,887
5/31/2024	$24,249	$25,071
6/30/2024	$25,122	$25,971
7/31/2024	$25,416	$26,287
8/31/2024	$26,018	$26,925
9/30/2024	$26,567	$27,500
10/31/2024	$26,320	$27,250
11/30/2024	$27,855	$28,850
12/31/2024	$27,183	$28,162
1/31/2025	$27,933	$28,946
2/28/2025	$27,564	$28,569
3/31/2025	$25,996	$26,959
4/30/2025	$25,805	$26,776
5/31/2025	$27,418	$28,462
6/30/2025	$28,796	$29,909
7/31/2025	$29,434	$30,580
8/31/2025	$30,022	$31,200
9/30/2025	$31,110	$32,339
10/31/2025	$31,824	$33,096
11/30/2025	$31,892	$33,177
12/31/2025	$31,903	$33,197

Average Annual Return [Table Text Block]
I9CJ2	1 Year	5 Years	Since Inception 5/1/17
Service Class	17.37%	13.95%	14.32%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.84%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,428,079,228
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 997,182
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,428,079,228
Number of Portfolio Holdings	504
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (net of waivers and reimbursements)	$997,182

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	34.4%
Financials	13.4
Communication Services	10.6
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Real Estate	1.8
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.9
Microsoft Corp.	6.1
Amazon.com, Inc.	3.8
Alphabet, Inc., Class A	3.1
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.5
Meta Platforms, Inc., Class A	2.5
Tesla, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.6

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Material Fund Change Risks Change [Text Block]

Effective November 24, 2025, and as set forth in the Supplement to the Portfolio’s prospectus dated November 24, 2025, the following occurred:

  The Portfolio modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Portfolio becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index; and

  The Portfolio’s principal risks were revised to add Non-Diversification risk, to the extent that the Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's prospectus, as supplemented, at www.transamerica.com/financial-pro/annuities/prospectus or upon request at

800-851-9777. The Portfolio's next prospectus will be available by May 1, 2026.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021495
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$85	0.81%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%	[34]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.81%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2500™ Value Index, returned 12.73% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2500TM Value Index, a benchmark of the Portfolio.

  The small cap sleeve’s top contributors to relative performance during the fiscal year included companies that support the artificial intelligence (“AI”) supply chain. Comfort Systems USA and EMCOR Group benefitted from growing backlogs related to the development of data centers and semiconductor factories. Tower Semiconductor also contributed to relative performance, reflecting increased demand for optical connectivity used in data centers implementing AI.

  The most significant detractor from relative performance in the small cap sleeve was Columbus McKinnon, which was sold from the Portfolio following the announcement that it would increase leverage to acquire Kito Crosby Ltd. Perrigo Co., an over-the-counter drug provider, and Progress Software, which provides software development and data integration platforms, also detracted from relative performance. Perrigo underperformed due to weaker sales following prior quality issues. Progress Software underperformed due to market concerns about competitive disruption from AI.

  The mid-cap sleeve’s primary contributors to relative performance during the fiscal year were real estate and utilities. Within real estate, the mid-cap sleeve’s underweight allocation was the primary contributor to relative returns. The mid-cap sleeve’s position in JBG Smith Properties, a Washington, D.C.-based real estate developer and operator, was the primary contributor to relative performance, driven by improved operating results and share repurchase activity. Within utilities, the mid-cap sleeve’s overweight allocation and positive security selection contributed to relative performance, led by a position in National Fuel Gas Company.

  The primary detractors from relative performance in the mid-cap sleeve were healthcare and technology. Within healthcare, an overweight allocation and positions in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment, were the primary detractors from relative performance. Within technology, an underweight allocation to hardware and software and position in Clarivate were the primary detractors from relative performance.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,275	$9,436	$9,387
2/29/2016	$9,228	$9,433	$9,488
3/31/2016	$10,115	$10,097	$10,333
4/30/2016	$10,219	$10,159	$10,534
5/31/2016	$10,459	$10,341	$10,720
6/30/2016	$10,324	$10,362	$10,784
7/31/2016	$10,778	$10,774	$11,275
8/31/2016	$10,969	$10,801	$11,376
9/30/2016	$10,986	$10,818	$11,451
10/31/2016	$10,701	$10,584	$11,108
11/30/2016	$11,797	$11,058	$12,173
12/31/2016	$12,113	$11,274	$12,520
1/31/2017	$12,288	$11,486	$12,589
2/28/2017	$12,649	$11,913	$12,823
3/31/2017	$12,708	$11,921	$12,723
4/30/2017	$12,795	$12,047	$12,710
5/31/2017	$12,789	$12,171	$12,434
6/30/2017	$12,994	$12,280	$12,765
7/31/2017	$13,215	$12,512	$12,864
8/31/2017	$12,871	$12,536	$12,641
9/30/2017	$13,255	$12,842	$13,254
10/31/2017	$13,339	$13,122	$13,326
11/30/2017	$13,938	$13,521	$13,762
12/31/2017	$13,996	$13,656	$13,817
1/31/2018	$14,296	$14,375	$13,991
2/28/2018	$13,743	$13,846	$13,304
3/31/2018	$13,821	$13,568	$13,451
4/30/2018	$13,788	$13,619	$13,597
5/31/2018	$14,048	$14,004	$14,156
6/30/2018	$14,302	$14,095	$14,231
7/31/2018	$14,660	$14,563	$14,514
8/31/2018	$14,978	$15,074	$14,844
9/30/2018	$14,761	$15,099	$14,611
10/31/2018	$13,696	$13,988	$13,362
11/30/2018	$13,935	$14,268	$13,615
12/31/2018	$12,393	$12,940	$12,110
1/31/2019	$13,689	$14,051	$13,463
2/28/2019	$14,131	$14,545	$13,883
3/31/2019	$14,015	$14,757	$13,698
4/30/2019	$14,580	$15,346	$14,178
5/31/2019	$13,588	$14,353	$13,109
6/30/2019	$14,464	$15,361	$13,957
7/31/2019	$14,602	$15,590	$14,048
8/31/2019	$13,918	$15,272	$13,364
9/30/2019	$14,626	$15,540	$13,975
10/31/2019	$14,793	$15,874	$14,177
11/30/2019	$15,128	$16,478	$14,525
12/31/2019	$15,525	$16,954	$14,963
1/31/2020	$15,104	$16,935	$14,418
2/29/2020	$13,600	$15,549	$13,028
3/31/2020	$10,393	$13,410	$9,780
4/30/2020	$11,738	$15,187	$11,073
5/31/2020	$12,318	$15,999	$11,579
6/30/2020	$12,446	$16,364	$11,794
7/31/2020	$12,820	$17,294	$12,149
8/31/2020	$13,308	$18,546	$12,701
9/30/2020	$12,870	$17,871	$12,212
10/31/2020	$13,165	$17,485	$12,488
11/30/2020	$15,227	$19,613	$14,673
12/31/2020	$16,153	$20,495	$15,693
1/31/2021	$16,296	$20,404	$16,040
2/28/2021	$17,567	$21,042	$17,467
3/31/2021	$18,711	$21,796	$18,334
4/30/2021	$19,494	$22,919	$19,121
5/31/2021	$19,949	$23,024	$19,509
6/30/2021	$19,612	$23,592	$19,252
7/31/2021	$19,452	$23,991	$18,970
8/31/2021	$19,882	$24,675	$19,370
9/30/2021	$19,332	$23,568	$18,853
10/31/2021	$20,026	$25,161	$19,749
11/30/2021	$19,484	$24,778	$19,061
12/31/2021	$20,695	$25,754	$20,053
1/31/2022	$20,136	$24,239	$19,034
2/28/2022	$20,229	$23,628	$19,344
3/31/2022	$20,518	$24,395	$19,752
4/30/2022	$19,476	$22,206	$18,413
5/31/2022	$20,289	$22,176	$18,765
6/30/2022	$18,400	$20,321	$16,712
7/31/2022	$19,772	$22,227	$18,329
8/31/2022	$19,066	$21,397	$17,754
9/30/2022	$17,192	$19,413	$15,959
10/31/2022	$18,915	$21,005	$17,644
11/30/2022	$19,893	$22,102	$18,530
12/31/2022	$18,976	$20,808	$17,429
1/31/2023	$20,447	$22,241	$19,170
2/28/2023	$19,863	$21,721	$18,628
3/31/2023	$19,167	$22,302	$17,672
4/30/2023	$19,097	$22,539	$17,437
5/31/2023	$18,432	$22,627	$16,939
6/30/2023	$19,822	$24,172	$18,445
7/31/2023	$20,790	$25,039	$19,526
8/31/2023	$20,417	$24,555	$18,774
9/30/2023	$19,596	$23,386	$17,769
10/31/2023	$18,741	$22,766	$16,772
11/30/2023	$19,945	$24,888	$18,294
12/31/2023	$21,328	$26,209	$20,214
1/31/2024	$21,081	$26,499	$19,647
2/29/2024	$21,801	$27,933	$20,435
3/31/2024	$22,892	$28,835	$21,441
4/30/2024	$21,722	$27,566	$20,093
5/31/2024	$22,363	$28,868	$20,940
6/30/2024	$21,789	$29,762	$20,518
7/31/2024	$23,657	$30,315	$22,180
8/31/2024	$23,534	$30,975	$22,179
9/30/2024	$23,534	$31,616	$22,494
10/31/2024	$23,229	$31,384	$22,210
11/30/2024	$24,846	$33,471	$24,170
12/31/2024	$23,218	$32,448	$22,434
1/31/2025	$23,803	$33,473	$23,198
2/28/2025	$23,323	$32,831	$22,340
3/31/2025	$22,679	$30,916	$21,126
4/30/2025	$21,952	$30,709	$20,515
5/31/2025	$22,655	$32,655	$21,686
6/30/2025	$23,417	$34,314	$22,666
7/31/2025	$23,581	$35,070	$23,060
8/31/2025	$24,981	$35,881	$24,270
9/30/2025	$24,928	$37,120	$24,519
10/31/2025	$24,466	$37,915	$24,455
11/30/2025	$25,205	$38,019	$25,159
12/31/2025	$25,496	$38,012	$25,291

Average Annual Return [Table Text Block]
I9DC1	1 Year	5 Years	10 Years
Initial Class	9.81%	9.56%	9.81%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2500™ Value IndexFootnote Reference(b)	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 531,331,934
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,906,518
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$531,331,934
Number of Portfolio Holdings	222
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,906,518

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.0%
Health Care	13.9
Industrials	13.2
Consumer Staples	10.3
Information Technology	8.0
Materials	7.7
Consumer Discretionary	6.8
Communication Services	6.6
Energy	6.4
Utilities	4.6
Real Estate	4.3
Repurchase Agreements	3.2
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Kraft Heinz Co.	1.5
LKQ Corp.	1.5
Graphic Packaging Holding Co.	1.5
Dominion Energy, Inc.	1.4
Evergy, Inc.	1.3
Gaming & Leisure Properties, Inc.	1.3
Conagra Brands, Inc.	1.3
Perrigo Co. PLC	1.3
Jazz Pharmaceuticals PLC	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021496
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.06%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%	[35]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.51%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2500™ Value Index, returned 12.73% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2500TM Value Index, a benchmark of the Portfolio.

  The small cap sleeve’s top contributors to relative performance during the fiscal year included companies that support the artificial intelligence (“AI”) supply chain. Comfort Systems USA and EMCOR Group benefitted from growing backlogs related to the development of data centers and semiconductor factories. Tower Semiconductor also contributed to relative performance, reflecting increased demand for optical connectivity used in data centers implementing AI.

  The most significant detractor from relative performance in the small cap sleeve was Columbus McKinnon, which was sold from the Portfolio following the announcement that it would increase leverage to acquire Kito Crosby Ltd. Perrigo Co., an over-the-counter drug provider, and Progress Software, which provides software development and data integration platforms, also detracted from relative performance. Perrigo underperformed due to weaker sales following prior quality issues. Progress Software underperformed due to market concerns about competitive disruption from AI.

  The mid-cap sleeve’s primary contributors to relative performance during the fiscal year were real estate and utilities. Within real estate, the mid-cap sleeve’s underweight allocation was the primary contributor to relative returns. The mid-cap sleeve’s position in JBG Smith Properties, a Washington, D.C.-based real estate developer and operator, was the primary contributor to relative performance, driven by improved operating results and share repurchase activity. Within utilities, the mid-cap sleeve’s overweight allocation and positive security selection contributed to relative performance, led by a position in National Fuel Gas Company.

  The primary detractors from relative performance in the mid-cap sleeve were healthcare and technology. Within healthcare, an overweight allocation and positions in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment, were the primary detractors from relative performance. Within technology, an underweight allocation to hardware and software and position in Clarivate were the primary detractors from relative performance.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,270	$9,436	$9,387
2/29/2016	$9,223	$9,433	$9,488
3/31/2016	$10,106	$10,097	$10,333
4/30/2016	$10,213	$10,159	$10,534
5/31/2016	$10,447	$10,341	$10,720
6/30/2016	$10,309	$10,362	$10,784
7/31/2016	$10,767	$10,774	$11,275
8/31/2016	$10,950	$10,801	$11,376
9/30/2016	$10,968	$10,818	$11,451
10/31/2016	$10,676	$10,584	$11,108
11/30/2016	$11,771	$11,058	$12,173
12/31/2016	$12,080	$11,274	$12,520
1/31/2017	$12,253	$11,486	$12,589
2/28/2017	$12,610	$11,913	$12,823
3/31/2017	$12,670	$11,921	$12,723
4/30/2017	$12,753	$12,047	$12,710
5/31/2017	$12,747	$12,171	$12,434
6/30/2017	$12,943	$12,280	$12,765
7/31/2017	$13,158	$12,512	$12,864
8/31/2017	$12,815	$12,536	$12,641
9/30/2017	$13,200	$12,842	$13,254
10/31/2017	$13,280	$13,122	$13,326
11/30/2017	$13,871	$13,521	$13,762
12/31/2017	$13,924	$13,656	$13,817
1/31/2018	$14,222	$14,375	$13,991
2/28/2018	$13,671	$13,846	$13,304
3/31/2018	$13,744	$13,568	$13,451
4/30/2018	$13,711	$13,619	$13,597
5/31/2018	$13,964	$14,004	$14,156
6/30/2018	$14,216	$14,095	$14,231
7/31/2018	$14,568	$14,563	$14,514
8/31/2018	$14,876	$15,074	$14,844
9/30/2018	$14,662	$15,099	$14,611
10/31/2018	$13,597	$13,988	$13,362
11/30/2018	$13,834	$14,268	$13,615
12/31/2018	$12,303	$12,940	$12,110
1/31/2019	$13,583	$14,051	$13,463
2/28/2019	$14,019	$14,545	$13,883
3/31/2019	$13,900	$14,757	$13,698
4/30/2019	$14,455	$15,346	$14,178
5/31/2019	$13,472	$14,353	$13,109
6/30/2019	$14,337	$15,361	$13,957
7/31/2019	$14,477	$15,590	$14,048
8/31/2019	$13,788	$15,272	$13,364
9/30/2019	$14,486	$15,540	$13,975
10/31/2019	$14,649	$15,874	$14,177
11/30/2019	$14,982	$16,478	$14,525
12/31/2019	$15,372	$16,954	$14,963
1/31/2020	$14,949	$16,935	$14,418
2/29/2020	$13,463	$15,549	$13,028
3/31/2020	$10,278	$13,410	$9,780
4/30/2020	$11,610	$15,187	$11,073
5/31/2020	$12,187	$15,999	$11,579
6/30/2020	$12,309	$16,364	$11,794
7/31/2020	$12,674	$17,294	$12,149
8/31/2020	$13,156	$18,546	$12,701
9/30/2020	$12,709	$17,871	$12,212
10/31/2020	$13,010	$17,485	$12,488
11/30/2020	$15,036	$19,613	$14,673
12/31/2020	$15,947	$20,495	$15,693
1/31/2021	$16,093	$20,404	$16,040
2/28/2021	$17,338	$21,042	$17,467
3/31/2021	$18,471	$21,796	$18,334
4/30/2021	$19,236	$22,919	$19,121
5/31/2021	$19,682	$23,024	$19,509
6/30/2021	$19,347	$23,592	$19,252
7/31/2021	$19,184	$23,991	$18,970
8/31/2021	$19,597	$24,675	$19,370
9/30/2021	$19,053	$23,568	$18,853
10/31/2021	$19,735	$25,161	$19,749
11/30/2021	$19,191	$24,778	$19,061
12/31/2021	$20,382	$25,754	$20,053
1/31/2022	$19,830	$24,239	$19,034
2/28/2022	$19,916	$23,628	$19,344
3/31/2022	$20,201	$24,395	$19,752
4/30/2022	$19,166	$22,206	$18,413
5/31/2022	$19,968	$22,176	$18,765
6/30/2022	$18,104	$20,321	$16,712
7/31/2022	$19,450	$22,227	$18,329
8/31/2022	$18,757	$21,397	$17,754
9/30/2022	$16,903	$19,413	$15,959
10/31/2022	$18,593	$21,005	$17,644
11/30/2022	$19,551	$22,102	$18,530
12/31/2022	$18,644	$20,808	$17,429
1/31/2023	$20,086	$22,241	$19,170
2/28/2023	$19,509	$21,721	$18,628
3/31/2023	$18,830	$22,302	$17,672
4/30/2023	$18,747	$22,539	$17,437
5/31/2023	$18,088	$22,627	$16,939
6/30/2023	$19,458	$24,172	$18,445
7/31/2023	$20,395	$25,039	$19,526
8/31/2023	$20,034	$24,555	$18,774
9/30/2023	$19,216	$23,386	$17,769
10/31/2023	$18,375	$22,766	$16,772
11/30/2023	$19,550	$24,888	$18,294
12/31/2023	$20,909	$26,209	$20,214
1/31/2024	$20,667	$26,499	$19,647
2/29/2024	$21,359	$27,933	$20,435
3/31/2024	$22,430	$28,835	$21,441
4/30/2024	$21,278	$27,566	$20,093
5/31/2024	$21,888	$28,868	$20,940
6/30/2024	$21,336	$29,762	$20,518
7/31/2024	$23,144	$30,315	$22,180
8/31/2024	$23,023	$30,975	$22,179
9/30/2024	$23,023	$31,616	$22,494
10/31/2024	$22,724	$31,384	$22,210
11/30/2024	$24,295	$33,471	$24,170
12/31/2024	$22,700	$32,448	$22,434
1/31/2025	$23,263	$33,473	$23,198
2/28/2025	$22,796	$32,831	$22,340
3/31/2025	$22,160	$30,916	$21,126
4/30/2025	$21,441	$30,709	$20,515
5/31/2025	$22,124	$32,655	$21,686
6/30/2025	$22,868	$34,314	$22,666
7/31/2025	$23,023	$35,070	$23,060
8/31/2025	$24,384	$35,881	$24,270
9/30/2025	$24,317	$37,120	$24,519
10/31/2025	$23,869	$37,915	$24,455
11/30/2025	$24,588	$38,019	$25,159
12/31/2025	$24,859	$38,012	$25,291

Average Annual Return [Table Text Block]
I9DC2	1 Year	5 Years	10 Years
Service Class	9.51%	9.29%	9.53%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2500™ Value IndexFootnote Reference(b)	12.73%	10.02%	9.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 531,331,934
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,906,518
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$531,331,934
Number of Portfolio Holdings	222
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,906,518

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.0%
Health Care	13.9
Industrials	13.2
Consumer Staples	10.3
Information Technology	8.0
Materials	7.7
Consumer Discretionary	6.8
Communication Services	6.6
Energy	6.4
Utilities	4.6
Real Estate	4.3
Repurchase Agreements	3.2
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Kraft Heinz Co.	1.5
LKQ Corp.	1.5
Graphic Packaging Holding Co.	1.5
Dominion Energy, Inc.	1.4
Evergy, Inc.	1.3
Gaming & Leisure Properties, Inc.	1.3
Conagra Brands, Inc.	1.3
Perrigo Co. PLC	1.3
Jazz Pharmaceuticals PLC	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021475
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.83%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%	[36]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 10.27%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2000® Growth Index, returned 13.01% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2000® Growth Index, a benchmark of the Portfolio.

  Major U.S. equity market indexes grew in 2025. After experiencing volatility earlier in the fiscal year, equity markets advanced as the year progressed, supported by improving U.S. and China trade relations, favorable corporate earnings, continued investor interest in artificial intelligence-related businesses and other high-growth companies, and the passage of U.S. tax legislation that market participants viewed as supportive of the economy.

  The Portfolio’s relative underperformance versus the Russell 2000® Growth Index during the fiscal year was driven by security selection and sector allocation. Materials, industrials and business services, and information technology detracted from relative performance, while health care and financials contributed to relative performance.

  Security selection in materials detracted from relative performance. Shares of RPM International, a family-run coatings, sealings, and construction materials company whose growth strategy focuses on small-scale acquisitions of strong brands in niche end markets, detracted from relative performance. The company’s shares fell toward the end of the fiscal year after reporting adjusted earnings that fell short of expectations.

  Security selection in industrial and business services also detracted from relative returns. Bloom Energy produces solid-oxide fuel cells used to generate electricity for data centers, semiconductor manufacturing, industrials, and large utilities. The company performed well in 2025, particularly in the second half of the year, benefiting from data center demand for power. However, the Portfolio’s underweight position in Bloom Energy during the fiscal year limited participation in those gains.

  Security selection in health care contributed to relative performance.

  Security selection in financials also contributed to relative performance. Holdings included StoneX Group, a financial services company that facilitates access to global financial markets for its clients by providing clearing, execution, and hedging services. The company also has a global payments business that specializes in cross-border business-to-business payments with a dominant position in frontier markets.

  The views expressed reflect the opinions of T. Rowe Price Associates, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,148	$9,436	$8,917
2/29/2016	$9,177	$9,433	$8,853
3/31/2016	$9,755	$10,097	$9,532
4/30/2016	$9,827	$10,159	$9,627
5/31/2016	$10,144	$10,341	$9,886
6/30/2016	$10,130	$10,362	$9,841
7/31/2016	$10,628	$10,774	$10,484
8/31/2016	$10,696	$10,801	$10,596
9/30/2016	$10,721	$10,818	$10,748
10/31/2016	$10,304	$10,584	$10,080
11/30/2016	$11,073	$11,058	$10,982
12/31/2016	$11,122	$11,274	$11,132
1/31/2017	$11,449	$11,486	$11,313
2/28/2017	$11,736	$11,913	$11,590
3/31/2017	$11,867	$11,921	$11,727
4/30/2017	$12,071	$12,047	$11,943
5/31/2017	$12,137	$12,171	$11,835
6/30/2017	$12,317	$12,280	$12,242
7/31/2017	$12,456	$12,512	$12,346
8/31/2017	$12,390	$12,536	$12,332
9/30/2017	$13,132	$13,122	$13,205
10/31/2017	$13,595	$13,521	$13,584
12/31/2017	$13,612	$13,656	$13,599
1/31/2018	$14,311	$14,375	$14,129
2/28/2018	$13,804	$13,846	$13,727
3/31/2018	$13,892	$13,568	$13,912
4/30/2018	$13,813	$13,619	$13,926
5/31/2018	$14,477	$14,004	$14,802
6/30/2018	$14,651	$14,095	$14,918
7/31/2018	$14,939	$14,563	$15,175
8/31/2018	$15,831	$15,074	$16,119
9/30/2018	$15,703	$15,099	$15,742
10/31/2018	$14,024	$13,988	$13,750
11/30/2018	$14,290	$14,268	$13,965
12/31/2018	$12,648	$12,940	$12,334
1/31/2019	$13,987	$14,051	$13,758
2/28/2019	$14,785	$14,545	$14,646
3/31/2019	$14,840	$14,757	$14,448
4/30/2019	$15,354	$15,346	$14,888
5/31/2019	$14,446	$14,353	$13,784
6/30/2019	$15,620	$15,361	$14,845
7/31/2019	$15,831	$15,590	$14,990
8/31/2019	$15,586	$15,272	$14,343
9/30/2019	$15,464	$15,540	$14,226
10/31/2019	$15,678	$15,874	$14,630
11/30/2019	$16,476	$16,478	$15,492
12/31/2019	$16,793	$16,954	$15,847
1/31/2020	$16,640	$16,935	$15,672
2/29/2020	$15,290	$15,549	$14,541
3/31/2020	$12,764	$13,410	$11,764
4/30/2020	$14,533	$15,187	$13,516
5/31/2020	$15,811	$15,999	$14,793
6/30/2020	$15,832	$16,364	$15,362
7/31/2020	$16,701	$17,294	$15,889
8/31/2020	$17,306	$18,546	$16,822
9/30/2020	$16,966	$17,871	$16,461
10/31/2020	$17,251	$17,485	$16,586
11/30/2020	$19,445	$19,613	$19,511
12/31/2020	$20,750	$20,495	$21,335
1/31/2021	$20,651	$20,404	$22,363
2/28/2021	$21,627	$21,042	$23,102
3/31/2021	$21,638	$21,796	$22,375
4/30/2021	$22,461	$22,919	$22,863
5/31/2021	$21,781	$23,024	$22,210
6/30/2021	$22,176	$23,592	$23,251
7/31/2021	$22,230	$23,991	$22,404
8/31/2021	$22,879	$24,675	$22,812
9/30/2021	$22,247	$23,568	$21,937
10/31/2021	$23,341	$25,161	$22,964
11/30/2021	$22,235	$24,778	$21,843
12/31/2021	$23,110	$25,754	$21,939
1/31/2022	$20,448	$24,239	$18,999
2/28/2022	$20,460	$23,628	$19,082
3/31/2022	$20,423	$24,395	$19,169
4/30/2022	$18,466	$22,206	$16,817
5/31/2022	$18,162	$22,176	$16,500
6/30/2022	$16,971	$20,321	$15,478
7/31/2022	$18,831	$22,227	$17,211
8/31/2022	$18,156	$21,397	$17,049
9/30/2022	$16,708	$19,413	$15,516
10/31/2022	$18,156	$21,005	$16,988
11/30/2022	$18,963	$22,102	$17,265
12/31/2022	$17,936	$20,808	$16,157
1/31/2023	$19,550	$22,241	$17,764
2/28/2023	$19,385	$21,721	$17,571
3/31/2023	$19,220	$22,302	$17,138
4/30/2023	$19,183	$22,539	$16,939
5/31/2023	$18,945	$22,627	$16,942
6/30/2023	$20,449	$24,172	$18,347
7/31/2023	$20,834	$25,039	$19,204
8/31/2023	$20,402	$24,555	$18,205
9/30/2023	$19,295	$23,386	$17,004
10/31/2023	$18,169	$22,766	$15,692
11/30/2023	$19,811	$24,888	$17,121
12/31/2023	$21,738	$26,209	$19,171
1/31/2024	$21,395	$26,499	$18,556
2/29/2024	$23,017	$27,933	$20,064
3/31/2024	$23,704	$28,835	$20,625
4/30/2024	$22,215	$27,566	$19,037
5/31/2024	$23,246	$28,868	$20,056
6/30/2024	$23,380	$29,762	$20,023
7/31/2024	$24,677	$30,315	$21,662
8/31/2024	$24,952	$30,975	$21,422
9/30/2024	$25,149	$31,616	$21,707
10/31/2024	$24,694	$31,384	$21,419
11/30/2024	$26,869	$33,471	$24,045
12/31/2024	$24,517	$32,448	$22,077
1/31/2025	$25,525	$33,473	$22,775
2/28/2025	$24,082	$32,831	$21,233
3/31/2025	$22,520	$30,916	$19,623
4/30/2025	$22,599	$30,709	$19,497
5/31/2025	$23,568	$32,655	$20,749
6/30/2025	$24,596	$34,314	$21,971
7/31/2025	$25,011	$35,070	$22,345
8/31/2025	$26,057	$35,881	$23,666
9/30/2025	$26,639	$37,120	$24,650
10/31/2025	$27,011	$37,915	$25,447
11/30/2025	$27,313	$38,019	$25,273
12/31/2025	$27,034	$38,012	$24,949

Average Annual Return [Table Text Block]
IBPN1	1 Year	5 Years	10 Years
Initial Class	10.27%	5.43%	10.46%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2000® Growth IndexFootnote Reference(b)	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 657,358,422
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 4,970,713
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$657,358,422
Number of Portfolio Holdings	342
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,970,713

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	24.5%
Industrials	23.0
Information Technology	21.7
Consumer Discretionary	9.4
Financials	9.2
Energy	3.8
Materials	3.7
Consumer Staples	1.7
Communication Services	1.5
Real Estate	1.1
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Fabrinet	1.7%
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc., Class A	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Bridgebio Pharma, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021476
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.08%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%	[37]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.93%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 2000® Growth Index, returned 13.01% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 2000® Growth Index, a benchmark of the Portfolio.

  Major U.S. equity market indexes grew in 2025. After experiencing volatility earlier in the fiscal year, equity markets advanced as the year progressed, supported by improving U.S. and China trade relations, favorable corporate earnings, continued investor interest in artificial intelligence-related businesses and other high-growth companies, and the passage of U.S. tax legislation that market participants viewed as supportive of the economy.

  The Portfolio’s relative underperformance versus the Russell 2000® Growth Index during the fiscal year was driven by security selection and sector allocation. Materials, industrials and business services, and information technology detracted from relative performance, while health care and financials contributed to relative performance.

  Security selection in materials detracted from relative performance. Shares of RPM International, a family-run coatings, sealings, and construction materials company whose growth strategy focuses on small-scale acquisitions of strong brands in niche end markets, detracted from relative performance. The company’s shares fell toward the end of the fiscal year after reporting adjusted earnings that fell short of expectations.

  Security selection in industrial and business services also detracted from relative returns. Bloom Energy produces solid-oxide fuel cells used to generate electricity for data centers, semiconductor manufacturing, industrials, and large utilities. The company performed well in 2025, particularly in the second half of the year, benefiting from data center demand for power. However, the Portfolio’s underweight position in Bloom Energy during the fiscal year limited participation in those gains.

  Security selection in health care contributed to relative performance.

  Security selection in financials also contributed to relative performance. Holdings included StoneX Group, a financial services company that facilitates access to global financial markets for its clients by providing clearing, execution, and hedging services. The company also has a global payments business that specializes in cross-border business-to-business payments with a dominant position in frontier markets.

  The views expressed reflect the opinions of T. Rowe Price Associates, Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,143	$9,436	$8,917
2/29/2016	$9,173	$9,433	$8,853
3/31/2016	$9,752	$10,097	$9,532
4/30/2016	$9,820	$10,159	$9,627
5/31/2016	$10,143	$10,341	$9,886
6/30/2016	$10,120	$10,362	$9,841
7/31/2016	$10,617	$10,774	$10,484
8/31/2016	$10,680	$10,801	$10,596
9/30/2016	$10,697	$10,818	$10,748
10/31/2016	$10,286	$10,584	$10,080
11/30/2016	$11,057	$11,058	$10,982
12/31/2016	$11,100	$11,274	$11,132
1/31/2017	$11,417	$11,486	$11,313
2/28/2017	$11,700	$11,913	$11,590
3/31/2017	$11,837	$11,921	$11,727
4/30/2017	$12,026	$12,047	$11,943
5/31/2017	$12,094	$12,171	$11,835
6/30/2017	$12,274	$12,280	$12,242
7/31/2017	$12,412	$12,512	$12,346
8/31/2017	$12,342	$12,536	$12,332
9/30/2017	$13,076	$13,122	$13,205
10/31/2017	$13,535	$13,521	$13,584
12/31/2017	$13,544	$13,656	$13,599
1/31/2018	$14,242	$14,375	$14,129
2/28/2018	$13,728	$13,846	$13,727
3/31/2018	$13,811	$13,568	$13,912
4/30/2018	$13,737	$13,619	$13,926
5/31/2018	$14,389	$14,004	$14,802
6/30/2018	$14,563	$14,095	$14,918
7/31/2018	$14,848	$14,563	$15,175
8/31/2018	$15,729	$15,074	$16,119
9/30/2018	$15,594	$15,099	$15,742
10/31/2018	$13,931	$13,988	$13,750
11/30/2018	$14,192	$14,268	$13,965
12/31/2018	$12,558	$12,940	$12,334
1/31/2019	$13,883	$14,051	$13,758
2/28/2019	$14,666	$14,545	$14,646
3/31/2019	$14,724	$14,757	$14,448
4/30/2019	$15,227	$15,346	$14,888
5/31/2019	$14,328	$14,353	$13,784
6/30/2019	$15,488	$15,361	$14,845
7/31/2019	$15,691	$15,590	$14,990
8/31/2019	$15,453	$15,272	$14,343
9/30/2019	$15,323	$15,540	$14,226
10/31/2019	$15,540	$15,874	$14,630
11/30/2019	$16,322	$16,478	$15,492
12/31/2019	$16,626	$16,954	$15,847
1/31/2020	$16,474	$16,935	$15,672
2/29/2020	$15,138	$15,549	$14,541
3/31/2020	$12,630	$13,410	$11,764
4/30/2020	$14,378	$15,187	$13,516
5/31/2020	$15,638	$15,999	$14,793
6/30/2020	$15,660	$16,364	$15,362
7/31/2020	$16,517	$17,294	$15,889
8/31/2020	$17,117	$18,546	$16,822
9/30/2020	$16,766	$17,871	$16,461
10/31/2020	$17,047	$17,485	$16,586
11/30/2020	$19,213	$19,613	$19,511
12/31/2020	$20,500	$20,495	$21,335
1/31/2021	$20,395	$20,404	$22,363
2/28/2021	$21,355	$21,042	$23,102
3/31/2021	$21,355	$21,796	$22,375
4/30/2021	$22,163	$22,919	$22,863
5/31/2021	$21,496	$23,024	$22,210
6/30/2021	$21,882	$23,592	$23,251
7/31/2021	$21,929	$23,991	$22,404
8/31/2021	$22,563	$24,675	$22,812
9/30/2021	$21,934	$23,568	$21,937
10/31/2021	$23,008	$25,161	$22,964
11/30/2021	$21,921	$24,778	$21,843
12/31/2021	$22,772	$25,754	$21,939
1/31/2022	$20,153	$24,239	$18,999
2/28/2022	$20,153	$23,628	$19,082
3/31/2022	$20,114	$24,395	$19,169
4/30/2022	$18,176	$22,206	$16,817
5/31/2022	$17,875	$22,176	$16,500
6/30/2022	$16,696	$20,321	$15,478
7/31/2022	$18,529	$22,227	$17,211
8/31/2022	$17,854	$21,397	$17,049
9/30/2022	$16,443	$19,413	$15,516
10/31/2022	$17,854	$21,005	$16,988
11/30/2022	$18,643	$22,102	$17,265
12/31/2022	$17,626	$20,808	$16,157
1/31/2023	$19,204	$22,241	$17,764
2/28/2023	$19,038	$21,721	$17,571
3/31/2023	$18,872	$22,302	$17,138
4/30/2023	$18,851	$22,539	$16,939
5/31/2023	$18,602	$22,627	$16,942
6/30/2023	$20,076	$24,172	$18,347
7/31/2023	$20,449	$25,039	$19,204
8/31/2023	$20,001	$24,555	$18,205
9/30/2023	$18,936	$23,386	$17,004
10/31/2023	$17,827	$22,766	$15,692
11/30/2023	$19,414	$24,888	$17,121
12/31/2023	$21,306	$26,209	$19,171
1/31/2024	$20,958	$26,499	$18,556
2/29/2024	$22,567	$27,933	$20,064
3/31/2024	$23,219	$28,835	$20,625
4/30/2024	$21,762	$27,566	$19,037
5/31/2024	$22,762	$28,868	$20,056
6/30/2024	$22,893	$29,762	$20,023
7/31/2024	$24,154	$30,315	$21,662
8/31/2024	$24,423	$30,975	$21,422
9/30/2024	$24,627	$31,616	$21,707
10/31/2024	$24,151	$31,384	$21,419
11/30/2024	$26,281	$33,471	$24,045
12/31/2024	$23,992	$32,448	$22,077
1/31/2025	$24,967	$33,473	$22,775
2/28/2025	$23,539	$32,831	$21,233
3/31/2025	$22,021	$30,916	$19,623
4/30/2025	$22,089	$30,709	$19,497
5/31/2025	$23,018	$32,655	$20,749
6/30/2025	$24,015	$34,314	$21,971
7/31/2025	$24,423	$35,070	$22,345
8/31/2025	$25,441	$35,881	$23,666
9/30/2025	$26,018	$37,120	$24,650
10/31/2025	$26,376	$37,915	$25,447
11/30/2025	$26,651	$38,019	$25,273
12/31/2025	$26,376	$38,012	$24,949

Average Annual Return [Table Text Block]
IBPN2	1 Year	5 Years	10 Years
Service Class	9.93%	5.17%	10.18%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 2000® Growth IndexFootnote Reference(b)	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 657,358,422
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 4,970,713
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$657,358,422
Number of Portfolio Holdings	342
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,970,713

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	24.5%
Industrials	23.0
Information Technology	21.7
Consumer Discretionary	9.4
Financials	9.2
Energy	3.8
Materials	3.7
Consumer Staples	1.7
Communication Services	1.5
Real Estate	1.1
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Fabrinet	1.7%
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc., Class A	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Bridgebio Pharma, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021501
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$100	0.86%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.86%	[38]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 31.86%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  During the fiscal year ended December 31, 2025, the Portfolio performed in line with the MSCI EAFE Index (the “Benchmark”).

  The period was characterized by signs of moderating inflation and continued investor interest in artificial intelligence, which supported equity markets, offset by periods of global trade and geopolitical uncertainty.

  Among regions represented in the Benchmark, the market environment proved most favorable for European equities, while stocks in Asia ex-Japan underperformed.

  Among sectors represented in the Benchmark, financials achieved the highest average returns, while consumer discretionary had the lowest.

  Among regions represented in the Portfolio, holdings in Europe contributed the most to relative performance. Contributors included leading cement producer Heidelberg Materials, financial services company Societe Generale, and Irish bank AIB Group.

  From a sector perspective, financials represented the top-performing sector for the Portfolio. An improving economic backdrop served as a tailwind for the Portfolio’s bank holdings (particularly in Europe), and company-specific initiatives, including increased capital return to shareholders and improved capital profiles, resulted in strong gains for several holdings, such as Societe Generale, AIB Group, and Lloyds.

  Stock selection and positioning within the U.K. detracted the most from relative returns. The Portfolio’s lack of exposure to larger regional Benchmark constituents, such as HSBC and Rolls Royce Holdings, detracted from relative performance.

  Industrial holdings detracted the most from relative returns at the sector level. While the Portfolio’s industrial holdings produced double-digit returns on average, its underweight exposure to the rally among aerospace and defense companies detracted from relative performance.

  At period end, the Portfolio’s sub-adviser believed the outlook for non-U.S. equities remained generally positive. Valuation, interest rates, and investor sentiment were broadly supportive of this view, though U.S. trade policy continued to be a source of uncertainty. The Portfolio continued to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups, which the Portfolio’s sub-adviser believes should be favorable over time.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,393	$9,278
2/29/2016	$9,098	$9,111
3/31/2016	$9,811	$9,712
4/30/2016	$9,934	$10,004
5/31/2016	$9,934	$9,925
6/30/2016	$9,492	$9,596
7/31/2016	$10,008	$10,083
8/31/2016	$10,150	$10,092
9/30/2016	$10,234	$10,220
10/31/2016	$10,099	$10,012
11/30/2016	$9,847	$9,814
12/31/2016	$10,108	$10,151
1/31/2017	$10,369	$10,446
2/28/2017	$10,478	$10,597
3/31/2017	$10,857	$10,901
4/30/2017	$11,169	$11,187
5/31/2017	$11,540	$11,613
6/30/2017	$11,506	$11,595
7/31/2017	$11,759	$11,930
8/31/2017	$11,657	$11,927
9/30/2017	$12,070	$12,416
10/31/2017	$12,234	$12,548
12/31/2017	$12,423	$12,752
1/31/2018	$13,052	$13,392
2/28/2018	$12,458	$12,789
3/31/2018	$12,372	$12,571
4/30/2018	$12,552	$12,872
5/31/2018	$12,277	$12,600
6/30/2018	$12,096	$12,450
7/31/2018	$12,389	$12,757
8/31/2018	$12,180	$12,512
9/30/2018	$12,215	$12,626
10/31/2018	$11,183	$11,622
11/30/2018	$11,165	$11,609
12/31/2018	$10,495	$11,048
1/31/2019	$11,227	$11,776
2/28/2019	$11,359	$12,078
3/31/2019	$11,351	$12,167
4/30/2019	$11,774	$12,521
5/31/2019	$10,945	$11,938
6/30/2019	$11,615	$12,650
7/31/2019	$11,377	$12,490
8/31/2019	$11,139	$12,168
9/30/2019	$11,585	$12,523
10/31/2019	$12,068	$12,974
11/30/2019	$12,241	$13,123
12/31/2019	$12,706	$13,551
1/31/2020	$12,259	$13,269
2/29/2020	$11,267	$12,072
3/31/2020	$9,308	$10,473
4/30/2020	$10,083	$11,158
5/31/2020	$10,538	$11,651
6/30/2020	$10,993	$12,052
7/31/2020	$11,212	$12,335
8/31/2020	$11,769	$12,971
9/30/2020	$11,544	$12,640
10/31/2020	$11,027	$12,136
11/30/2020	$12,822	$14,019
12/31/2020	$13,537	$14,673
1/31/2021	$13,462	$14,518
2/28/2021	$13,875	$14,846
3/31/2021	$14,373	$15,201
4/30/2021	$14,806	$15,671
5/31/2021	$15,351	$16,197
6/30/2021	$15,050	$16,019
7/31/2021	$15,078	$16,142
8/31/2021	$15,275	$16,428
9/30/2021	$14,720	$15,963
10/31/2021	$15,180	$16,360
11/30/2021	$14,500	$15,601
12/31/2021	$15,352	$16,401
1/31/2022	$15,065	$15,610
2/28/2022	$14,605	$15,335
3/31/2022	$14,309	$15,451
4/30/2022	$13,505	$14,465
5/31/2022	$13,859	$14,594
6/30/2022	$12,442	$13,243
7/31/2022	$13,045	$13,904
8/31/2022	$12,144	$13,245
9/30/2022	$10,991	$12,012
10/31/2022	$11,791	$12,659
11/30/2022	$13,339	$14,087
12/31/2022	$13,141	$14,103
1/31/2023	$14,222	$15,246
2/28/2023	$13,848	$14,930
3/31/2023	$14,128	$15,319
4/30/2023	$14,513	$15,767
5/31/2023	$13,952	$15,120
6/30/2023	$14,471	$15,813
7/31/2023	$14,866	$16,326
8/31/2023	$14,314	$15,703
9/30/2023	$13,831	$15,173
10/31/2023	$13,348	$14,560
11/30/2023	$14,335	$15,913
12/31/2023	$15,175	$16,761
1/31/2024	$15,028	$16,859
2/29/2024	$15,259	$17,170
3/31/2024	$15,700	$17,755
4/30/2024	$15,238	$17,319
5/31/2024	$16,047	$18,012
6/30/2024	$15,669	$17,725
7/31/2024	$16,278	$18,247
8/31/2024	$16,791	$18,843
9/30/2024	$16,953	$19,024
10/31/2024	$16,024	$17,992
11/30/2024	$16,099	$17,893
12/31/2024	$15,689	$17,490
1/31/2025	$16,467	$18,411
2/28/2025	$17,147	$18,770
3/31/2025	$17,158	$18,716
4/30/2025	$17,526	$19,593
5/31/2025	$18,433	$20,518
6/30/2025	$18,898	$20,975
7/31/2025	$18,379	$20,682
8/31/2025	$19,050	$21,566
9/30/2025	$19,329	$21,988
10/31/2025	$19,561	$22,250
11/30/2025	$20,037	$22,392
12/31/2025	$20,687	$23,067

Average Annual Return [Table Text Block]
IBDE1	1 Year	5 Years	10 Years
Initial Class	31.86%	8.85%	7.54%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 210,553,333
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,521,919
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$210,553,333
Number of Portfolio Holdings	110
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,521,919

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	18.5%
United Kingdom	13.5
Germany	11.8
France	11.3
Switzerland	7.0
Ireland	5.3
Netherlands	4.9
Hong Kong	3.1
Sweden	2.6
Norway	2.3

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.6%
Industrials	13.9
Information Technology	11.7
Consumer Discretionary	10.2
Health Care	9.3
Consumer Staples	6.8
Materials	5.7
Energy	5.2
Utilities	1.7
Communication Services	1.2
Real Estate	0.6
Repurchase Agreements	0.9
Preferred Stocks	0.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	6.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Societe Generale SA	2.3%
ASML Holding NV	2.2
Roche Holding AG	2.2
Sony Group Corp.	2.0
Lloyds Banking Group PLC	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Hitachi Ltd.	1.8
Samsung Electronics Co. Ltd.	1.7
Veolia Environnement SA	1.7
ORIX Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021502
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	1.11%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%	[39]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 31.42%. For the same period, the Portfolio’s broad-based benchmark, the MSCI EAFE Index, returned 31.89%.

  During the fiscal year ended December 31, 2025, the Portfolio performed in line with the MSCI EAFE Index (the “Benchmark”).

  The period was characterized by signs of moderating inflation and continued investor interest in artificial intelligence, which supported equity markets, offset by periods of global trade and geopolitical uncertainty.

  Among regions represented in the Benchmark, the market environment proved most favorable for European equities, while stocks in Asia ex-Japan underperformed.

  Among sectors represented in the Benchmark, financials achieved the highest average returns, while consumer discretionary had the lowest.

  Among regions represented in the Portfolio, holdings in Europe contributed the most to relative performance. Contributors included leading cement producer Heidelberg Materials, financial services company Societe Generale, and Irish bank AIB Group.

  From a sector perspective, financials represented the top-performing sector for the Portfolio. An improving economic backdrop served as a tailwind for the Portfolio’s bank holdings (particularly in Europe), and company-specific initiatives, including increased capital return to shareholders and improved capital profiles, resulted in strong gains for several holdings, such as Societe Generale, AIB Group, and Lloyds.

  Stock selection and positioning within the U.K. detracted the most from relative returns. The Portfolio’s lack of exposure to larger regional Benchmark constituents, such as HSBC and Rolls Royce Holdings, detracted from relative performance.

  Industrial holdings detracted the most from relative returns at the sector level. While the Portfolio’s industrial holdings produced double-digit returns on average, its underweight exposure to the rally among aerospace and defense companies detracted from relative performance.

  At period end, the Portfolio’s sub-adviser believed the outlook for non-U.S. equities remained generally positive. Valuation, interest rates, and investor sentiment were broadly supportive of this view, though U.S. trade policy continued to be a source of uncertainty. The Portfolio continued to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups, which the Portfolio’s sub-adviser believes should be favorable over time.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,397	$9,278
2/29/2016	$9,100	$9,111
3/31/2016	$9,802	$9,712
4/30/2016	$9,926	$10,004
5/31/2016	$9,926	$9,925
6/30/2016	$9,480	$9,596
7/31/2016	$10,000	$10,083
8/31/2016	$10,136	$10,092
9/30/2016	$10,220	$10,220
10/31/2016	$10,077	$10,012
11/30/2016	$9,823	$9,814
12/31/2016	$10,077	$10,151
1/31/2017	$10,348	$10,446
2/28/2017	$10,449	$10,597
3/31/2017	$10,822	$10,901
4/30/2017	$11,127	$11,187
5/31/2017	$11,499	$11,613
6/30/2017	$11,465	$11,595
7/31/2017	$11,719	$11,930
8/31/2017	$11,608	$11,927
9/30/2017	$12,014	$12,416
10/31/2017	$12,170	$12,548
12/31/2017	$12,360	$12,752
1/31/2018	$12,990	$13,392
2/28/2018	$12,394	$12,789
3/31/2018	$12,299	$12,571
4/30/2018	$12,481	$12,872
5/31/2018	$12,204	$12,600
6/30/2018	$12,023	$12,450
7/31/2018	$12,317	$12,757
8/31/2018	$12,098	$12,512
9/30/2018	$12,133	$12,626
10/31/2018	$11,100	$11,622
11/30/2018	$11,082	$11,609
12/31/2018	$10,420	$11,048
1/31/2019	$11,135	$11,776
2/28/2019	$11,267	$12,078
3/31/2019	$11,259	$12,167
4/30/2019	$11,674	$12,521
5/31/2019	$10,844	$11,938
6/30/2019	$11,515	$12,650
7/31/2019	$11,276	$12,490
8/31/2019	$11,034	$12,168
9/30/2019	$11,480	$12,523
10/31/2019	$11,953	$12,974
11/30/2019	$12,126	$13,123
12/31/2019	$12,580	$13,551
1/31/2020	$12,126	$13,269
2/29/2020	$11,143	$12,072
3/31/2020	$9,215	$10,473
4/30/2020	$9,970	$11,158
5/31/2020	$10,425	$11,651
6/30/2020	$10,870	$12,052
7/31/2020	$11,080	$12,335
8/31/2020	$11,627	$12,971
9/30/2020	$11,412	$12,640
10/31/2020	$10,887	$12,136
11/30/2020	$12,667	$14,019
12/31/2020	$13,361	$14,673
1/31/2021	$13,295	$14,518
2/28/2021	$13,698	$14,846
3/31/2021	$14,185	$15,201
4/30/2021	$14,607	$15,671
5/31/2021	$15,150	$16,197
6/30/2021	$14,841	$16,019
7/31/2021	$14,869	$16,142
8/31/2021	$15,058	$16,428
9/30/2021	$14,505	$15,963
10/31/2021	$14,953	$16,360
11/30/2021	$14,286	$15,601
12/31/2021	$15,125	$16,401
1/31/2022	$14,839	$15,610
2/28/2022	$14,382	$15,335
3/31/2022	$14,077	$15,451
4/30/2022	$13,286	$14,465
5/31/2022	$13,639	$14,594
6/30/2022	$12,239	$13,243
7/31/2022	$12,829	$13,904
8/31/2022	$11,942	$13,245
9/30/2022	$10,807	$12,012
10/31/2022	$11,581	$12,659
11/30/2022	$13,107	$14,087
12/31/2022	$12,911	$14,103
1/31/2023	$13,963	$15,246
2/28/2023	$13,602	$14,930
3/31/2023	$13,870	$15,319
4/30/2023	$14,252	$15,767
5/31/2023	$13,695	$15,120
6/30/2023	$14,200	$15,813
7/31/2023	$14,592	$16,326
8/31/2023	$14,049	$15,703
9/30/2023	$13,560	$15,173
10/31/2023	$13,082	$14,560
11/30/2023	$14,060	$15,913
12/31/2023	$14,881	$16,761
1/31/2024	$14,725	$16,859
2/29/2024	$14,954	$17,170
3/31/2024	$15,380	$17,755
4/30/2024	$14,923	$17,319
5/31/2024	$15,713	$18,012
6/30/2024	$15,339	$17,725
7/31/2024	$15,931	$18,247
8/31/2024	$16,434	$18,843
9/30/2024	$16,583	$19,024
10/31/2024	$15,665	$17,992
11/30/2024	$15,740	$17,893
12/31/2024	$15,345	$17,490
1/31/2025	$16,092	$18,411
2/28/2025	$16,754	$18,770
3/31/2025	$16,765	$18,716
4/30/2025	$17,128	$19,593
5/31/2025	$17,993	$20,518
6/30/2025	$18,452	$20,975
7/31/2025	$17,939	$20,682
8/31/2025	$18,585	$21,566
9/30/2025	$18,860	$21,988
10/31/2025	$19,077	$22,250
11/30/2025	$19,536	$22,392
12/31/2025	$20,166	$23,067

Average Annual Return [Table Text Block]
IBDE2	1 Year	5 Years	10 Years
Service Class	31.42%	8.58%	7.27%
MSCI EAFE IndexFootnote Reference(a)	31.89%	9.47%	8.72%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 210,553,333
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,521,919
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$210,553,333
Number of Portfolio Holdings	110
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,521,919

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	18.5%
United Kingdom	13.5
Germany	11.8
France	11.3
Switzerland	7.0
Ireland	5.3
Netherlands	4.9
Hong Kong	3.1
Sweden	2.6
Norway	2.3

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.6%
Industrials	13.9
Information Technology	11.7
Consumer Discretionary	10.2
Health Care	9.3
Consumer Staples	6.8
Materials	5.7
Energy	5.2
Utilities	1.7
Communication Services	1.2
Real Estate	0.6
Repurchase Agreements	0.9
Preferred Stocks	0.6
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	6.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Societe Generale SA	2.3%
ASML Holding NV	2.2
Roche Holding AG	2.2
Sony Group Corp.	2.0
Lloyds Banking Group PLC	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Hitachi Ltd.	1.8
Samsung Electronics Co. Ltd.	1.7
Veolia Environnement SA	1.7
ORIX Corp.	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021451
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$80	0.76%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%	[40]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 9.56%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Value Index, returned 11.05% over the same period.

  On a sector basis, the primary detractors from benchmark relative performance during the fiscal year ended December 31, 2025 were health care and technology. Within health care, the Portfolio’s overweight sector allocation detracted from relative performance, as did an overweight position in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment. Perrigo Co. was negatively impacted following its announcement that it was likely to exit the infant formula business. Baxter was adversely impacted by a recall in its infusion pump business, a dividend cut announced by its new CEO, and overall macro headwinds impacting the health care sector.

  Within the technology sector, an underweight allocation to the hardware and software industries detracted from relative performance during the fiscal year, as did an overweight position in Clarivate PLC. With respect to the Portfolio’s holding in Clarivate PLC, a provider of information, analytics and workflow solutions, shares have been impacted by sentiment related to academic and health science spending and perceived headwinds from artificial intelligence.

  On a sector basis, the primary contributors to benchmark relative performance during the fiscal year were real estate and utilities. Within real estate, the Portfolio’s underweight allocation was the primary driver of benchmark relative returns. Within the sector, the position in JBG Smith Properties, a real estate developer and operator, was the primary stock level contributor, driven by improved operating results and share repurchase activity.

  Within utilities, the Portfolio benefited from an overweight allocation to the sector, and positive stock selection led by a position in Evergy, Inc., an electric utility. Evergy, Inc. benefited from increased electricity demand driven by data center growth.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,525	$9,436	$9,447
2/29/2016	$9,588	$9,433	$9,514
3/31/2016	$10,397	$10,097	$10,392
4/30/2016	$10,465	$10,159	$10,615
5/31/2016	$10,578	$10,341	$10,789
6/30/2016	$10,661	$10,362	$10,887
7/31/2016	$10,936	$10,774	$11,348
8/31/2016	$11,016	$10,801	$11,324
9/30/2016	$10,975	$10,818	$11,372
10/31/2016	$10,733	$10,584	$11,096
11/30/2016	$11,406	$11,058	$11,790
12/31/2016	$11,459	$11,274	$12,000
1/31/2017	$11,619	$11,486	$12,202
2/28/2017	$11,973	$11,913	$12,543
3/31/2017	$11,896	$11,921	$12,451
4/30/2017	$11,938	$12,047	$12,475
5/31/2017	$11,991	$12,171	$12,436
6/30/2017	$12,168	$12,280	$12,621
7/31/2017	$12,392	$12,512	$12,788
8/31/2017	$12,148	$12,536	$12,549
9/30/2017	$12,533	$13,122	$12,995
10/31/2017	$12,949	$13,521	$13,435
12/31/2017	$13,003	$13,656	$13,601
1/31/2018	$13,342	$14,375	$13,913
2/28/2018	$12,764	$13,846	$13,228
3/31/2018	$12,780	$13,568	$13,261
4/30/2018	$12,803	$13,619	$13,326
5/31/2018	$12,811	$14,004	$13,471
6/30/2018	$12,972	$14,095	$13,580
7/31/2018	$13,327	$14,563	$13,949
8/31/2018	$13,612	$15,074	$14,139
9/30/2018	$13,469	$15,099	$14,027
10/31/2018	$12,485	$13,988	$13,017
11/30/2018	$12,739	$14,268	$13,329
12/31/2018	$11,468	$12,940	$11,930
1/31/2019	$12,596	$14,051	$13,158
2/28/2019	$13,056	$14,545	$13,576
3/31/2019	$13,144	$14,757	$13,644
4/30/2019	$13,692	$15,346	$14,094
5/31/2019	$12,794	$14,353	$13,189
6/30/2019	$13,549	$15,361	$14,080
7/31/2019	$13,604	$15,590	$14,197
8/31/2019	$13,158	$15,272	$13,696
9/30/2019	$13,691	$15,540	$14,252
10/31/2019	$13,798	$15,874	$14,328
11/30/2019	$14,091	$16,478	$14,710
12/31/2019	$14,474	$16,954	$15,158
1/31/2020	$14,082	$16,935	$14,863
2/29/2020	$12,802	$15,549	$13,391
3/31/2020	$9,966	$13,410	$10,352
4/30/2020	$11,282	$15,187	$11,734
5/31/2020	$11,602	$15,999	$12,278
6/30/2020	$11,744	$16,364	$12,417
7/31/2020	$12,162	$17,294	$13,003
8/31/2020	$12,568	$18,546	$13,518
9/30/2020	$12,259	$17,871	$13,211
10/31/2020	$12,409	$17,485	$13,334
11/30/2020	$14,116	$19,613	$15,207
12/31/2020	$14,669	$20,495	$15,910
1/31/2021	$14,688	$20,404	$15,874
2/28/2021	$15,719	$21,042	$17,104
3/31/2021	$16,873	$21,796	$17,987
4/30/2021	$17,867	$22,919	$18,857
5/31/2021	$18,139	$23,024	$19,229
6/30/2021	$17,764	$23,592	$19,005
7/31/2021	$17,839	$23,991	$19,123
8/31/2021	$18,183	$24,675	$19,532
9/30/2021	$17,530	$23,568	$18,813
10/31/2021	$18,404	$25,161	$19,815
11/30/2021	$17,828	$24,778	$19,213
12/31/2021	$18,951	$25,754	$20,419
1/31/2022	$18,586	$24,239	$19,547
2/28/2022	$18,586	$23,628	$19,456
3/31/2022	$18,778	$24,395	$20,047
4/30/2022	$18,010	$22,206	$18,856
5/31/2022	$18,250	$22,176	$19,218
6/30/2022	$16,436	$20,321	$17,105
7/31/2022	$17,722	$22,227	$18,578
8/31/2022	$17,260	$21,397	$18,009
9/30/2022	$15,773	$19,413	$16,262
10/31/2022	$17,236	$21,005	$17,799
11/30/2022	$18,283	$22,102	$18,924
12/31/2022	$17,391	$20,808	$17,962
1/31/2023	$18,640	$22,241	$19,413
2/28/2023	$18,057	$21,721	$18,791
3/31/2023	$17,355	$22,302	$18,199
4/30/2023	$17,320	$22,539	$18,201
5/31/2023	$16,618	$22,627	$17,393
6/30/2023	$18,033	$24,172	$18,902
7/31/2023	$18,569	$25,039	$19,725
8/31/2023	$17,913	$24,555	$19,027
9/30/2023	$17,195	$23,386	$18,059
10/31/2023	$16,582	$22,766	$17,164
11/30/2023	$18,073	$24,888	$18,783
12/31/2023	$19,271	$26,209	$20,246
1/31/2024	$19,191	$26,499	$19,884
2/29/2024	$20,056	$27,933	$20,833
3/31/2024	$21,054	$28,835	$21,911
4/30/2024	$19,923	$27,566	$20,765
5/31/2024	$20,109	$28,868	$21,510
6/30/2024	$19,577	$29,762	$21,166
7/31/2024	$21,161	$30,315	$22,445
8/31/2024	$21,337	$30,975	$22,868
9/30/2024	$21,241	$31,616	$23,299
10/31/2024	$20,985	$31,384	$23,006
11/30/2024	$22,267	$33,471	$24,699
12/31/2024	$20,905	$32,448	$22,892
1/31/2025	$21,594	$33,473	$23,697
2/28/2025	$21,562	$32,831	$23,265
3/31/2025	$21,321	$30,916	$22,409
4/30/2025	$20,745	$30,709	$21,853
5/31/2025	$21,145	$32,655	$22,806
6/30/2025	$21,770	$34,314	$23,607
7/31/2025	$21,834	$35,070	$24,030
8/31/2025	$22,925	$35,881	$24,751
9/30/2025	$22,709	$37,120	$25,066
10/31/2025	$22,189	$37,915	$24,814
11/30/2025	$22,730	$38,019	$25,406
12/31/2025	$22,904	$38,012	$25,421

Average Annual Return [Table Text Block]
I3B81	1 Year	5 Years	10 Years
Initial Class	9.56%	9.32%	8.64%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Value IndexFootnote Reference(b)	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 234,344,260
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,636,198
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$234,344,260
Number of Portfolio Holdings	67
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,636,198

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.7%
Consumer Staples	15.6
Materials	10.9
Financials	10.4
Industrials	10.1
Communication Services	9.1
Energy	6.5
Utilities	5.9
Information Technology	4.4
Consumer Discretionary	3.5
Real Estate	2.2
Repurchase Agreements	4.7
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

LKQ Corp.	2.6%
Kraft Heinz Co.	2.6
Graphic Packaging Holding Co.	2.5
First Citizens BancShares, Inc., Class A	2.4
Dominion Energy, Inc.	2.4
Gaming & Leisure Properties, Inc.	2.3
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
IAC, Inc.	2.0
Mosaic Co.	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021452
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	1.01%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%	[41]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 9.36%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell Midcap® Value Index, returned 11.05% over the same period.

  On a sector basis, the primary detractors from benchmark relative performance during the fiscal year ended December 31, 2025 were health care and technology. Within health care, the Portfolio’s overweight sector allocation detracted from relative performance, as did an overweight position in Perrigo Co., a manufacturer of over-the-counter drugs, and Baxter International, a manufacturer of medical products and equipment. Perrigo Co. was negatively impacted following its announcement that it was likely to exit the infant formula business. Baxter was adversely impacted by a recall in its infusion pump business, a dividend cut announced by its new CEO, and overall macro headwinds impacting the health care sector.

  Within the technology sector, an underweight allocation to the hardware and software industries detracted from relative performance during the fiscal year, as did an overweight position in Clarivate PLC. With respect to the Portfolio’s holding in Clarivate PLC, a provider of information, analytics and workflow solutions, shares have been impacted by sentiment related to academic and health science spending and perceived headwinds from artificial intelligence.

  On a sector basis, the primary contributors to benchmark relative performance during the fiscal year were real estate and utilities. Within real estate, the Portfolio’s underweight allocation was the primary driver of benchmark relative returns. Within the sector, the position in JBG Smith Properties, a real estate developer and operator, was the primary stock level contributor, driven by improved operating results and share repurchase activity.

  Within utilities, the Portfolio benefited from an overweight allocation to the sector, and positive stock selection led by a position in Evergy, Inc., an electric utility. Evergy, Inc. benefited from increased electricity demand driven by data center growth.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,520	$9,436	$9,447
2/29/2016	$9,579	$9,433	$9,514
3/31/2016	$10,386	$10,097	$10,392
4/30/2016	$10,450	$10,159	$10,615
5/31/2016	$10,559	$10,341	$10,789
6/30/2016	$10,643	$10,362	$10,887
7/31/2016	$10,915	$10,774	$11,348
8/31/2016	$10,992	$10,801	$11,324
9/30/2016	$10,950	$10,818	$11,372
10/31/2016	$10,706	$10,584	$11,096
11/30/2016	$11,374	$11,058	$11,790
12/31/2016	$11,428	$11,274	$12,000
1/31/2017	$11,583	$11,486	$12,202
2/28/2017	$11,929	$11,913	$12,543
3/31/2017	$11,851	$11,921	$12,451
4/30/2017	$11,893	$12,047	$12,475
5/31/2017	$11,941	$12,171	$12,436
6/30/2017	$12,114	$12,280	$12,621
7/31/2017	$12,334	$12,512	$12,788
8/31/2017	$12,093	$12,536	$12,549
9/30/2017	$12,467	$13,122	$12,995
10/31/2017	$12,880	$13,521	$13,435
12/31/2017	$12,935	$13,656	$13,601
1/31/2018	$13,270	$14,375	$13,913
2/28/2018	$12,685	$13,846	$13,228
3/31/2018	$12,701	$13,568	$13,261
4/30/2018	$12,716	$13,619	$13,326
5/31/2018	$12,724	$14,004	$13,471
6/30/2018	$12,888	$14,095	$13,580
7/31/2018	$13,238	$14,563	$13,949
8/31/2018	$13,511	$15,074	$14,139
9/30/2018	$13,367	$15,099	$14,027
10/31/2018	$12,389	$13,988	$13,017
11/30/2018	$12,645	$14,268	$13,329
12/31/2018	$11,370	$12,940	$11,930
1/31/2019	$12,493	$14,051	$13,158
2/28/2019	$12,950	$14,545	$13,576
3/31/2019	$13,030	$14,757	$13,644
4/30/2019	$13,567	$15,346	$14,094
5/31/2019	$12,677	$14,353	$13,189
6/30/2019	$13,423	$15,361	$14,080
7/31/2019	$13,479	$15,590	$14,197
8/31/2019	$13,034	$15,272	$13,696
9/30/2019	$13,554	$15,540	$14,252
10/31/2019	$13,662	$15,874	$14,328
11/30/2019	$13,949	$16,478	$14,710
12/31/2019	$14,326	$16,954	$15,158
1/31/2020	$13,931	$16,935	$14,863
2/29/2020	$12,666	$15,549	$13,391
3/31/2020	$9,859	$13,410	$10,352
4/30/2020	$11,150	$15,187	$11,734
5/31/2020	$11,473	$15,999	$12,278
6/30/2020	$11,599	$16,364	$12,417
7/31/2020	$12,011	$17,294	$13,003
8/31/2020	$12,414	$18,546	$13,518
9/30/2020	$12,112	$17,871	$13,211
10/31/2020	$12,244	$17,485	$13,334
11/30/2020	$13,936	$19,613	$15,207
12/31/2020	$14,474	$20,495	$15,910
1/31/2021	$14,493	$20,404	$15,874
2/28/2021	$15,504	$21,042	$17,104
3/31/2021	$16,638	$21,796	$17,987
4/30/2021	$17,620	$22,919	$18,857
5/31/2021	$17,885	$23,024	$19,229
6/30/2021	$17,516	$23,592	$19,005
7/31/2021	$17,582	$23,991	$19,123
8/31/2021	$17,915	$24,675	$19,532
9/30/2021	$17,268	$23,568	$18,813
10/31/2021	$18,128	$25,161	$19,815
11/30/2021	$17,558	$24,778	$19,213
12/31/2021	$18,649	$25,754	$20,419
1/31/2022	$18,292	$24,239	$19,547
2/28/2022	$18,292	$23,628	$19,456
3/31/2022	$18,475	$24,395	$20,047
4/30/2022	$17,712	$22,206	$18,856
5/31/2022	$17,954	$22,176	$19,218
6/30/2022	$16,167	$20,321	$17,105
7/31/2022	$17,423	$22,227	$18,578
8/31/2022	$16,969	$21,397	$18,009
9/30/2022	$15,494	$19,413	$16,262
10/31/2022	$16,933	$21,005	$17,799
11/30/2022	$17,953	$22,102	$18,924
12/31/2022	$17,077	$20,808	$17,962
1/31/2023	$18,301	$22,241	$19,413
2/28/2023	$17,725	$21,721	$18,791
3/31/2023	$17,041	$22,302	$18,199
4/30/2023	$16,993	$22,539	$18,201
5/31/2023	$16,310	$22,627	$17,393
6/30/2023	$17,689	$24,172	$18,902
7/31/2023	$18,205	$25,039	$19,725
8/31/2023	$17,554	$24,555	$19,027
9/30/2023	$16,856	$23,386	$18,059
10/31/2023	$16,252	$22,766	$17,164
11/30/2023	$17,701	$24,888	$18,783
12/31/2023	$18,882	$26,209	$20,246
1/31/2024	$18,788	$26,499	$19,884
2/29/2024	$19,634	$27,933	$20,833
3/31/2024	$20,614	$28,835	$21,911
4/30/2024	$19,500	$27,566	$20,765
5/31/2024	$19,674	$28,868	$21,510
6/30/2024	$19,151	$29,762	$21,166
7/31/2024	$20,694	$30,315	$22,445
8/31/2024	$20,863	$30,975	$22,868
9/30/2024	$20,766	$31,616	$23,299
10/31/2024	$20,506	$31,384	$23,006
11/30/2024	$21,755	$33,471	$24,699
12/31/2024	$20,409	$32,448	$22,892
1/31/2025	$21,090	$33,473	$23,697
2/28/2025	$21,041	$32,831	$23,265
3/31/2025	$20,798	$30,916	$22,409
4/30/2025	$20,231	$30,709	$21,853
5/31/2025	$20,620	$32,655	$22,806
6/30/2025	$21,236	$34,314	$23,607
7/31/2025	$21,284	$35,070	$24,030
8/31/2025	$22,342	$35,881	$24,751
9/30/2025	$22,142	$37,120	$25,066
10/31/2025	$21,633	$37,915	$24,814
11/30/2025	$22,164	$38,019	$25,406
12/31/2025	$22,319	$38,012	$25,421

Average Annual Return [Table Text Block]
I3B82	1 Year	5 Years	10 Years
Service Class	9.36%	9.05%	8.36%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell Midcap® Value IndexFootnote Reference(b)	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 234,344,260
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,636,198
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$234,344,260
Number of Portfolio Holdings	67
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,636,198

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.7%
Consumer Staples	15.6
Materials	10.9
Financials	10.4
Industrials	10.1
Communication Services	9.1
Energy	6.5
Utilities	5.9
Information Technology	4.4
Consumer Discretionary	3.5
Real Estate	2.2
Repurchase Agreements	4.7
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

LKQ Corp.	2.6%
Kraft Heinz Co.	2.6
Graphic Packaging Holding Co.	2.5
First Citizens BancShares, Inc., Class A	2.4
Dominion Energy, Inc.	2.4
Gaming & Leisure Properties, Inc.	2.3
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
IAC, Inc.	2.0
Mosaic Co.	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021487
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$70	0.64%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%	[42]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Initial Class shares at NAV returned 17.76%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Growth Index, returned 18.56% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 1000® Growth Index, a benchmark of the Portfolio.

  U.S. equities rose during the period. Market gains were driven largely by continued investor interest in artificial intelligence (“AI”) and strength in mega capitalization technology stocks, even as inflation remained above the U.S. Federal Reserve’s 2% target. Overall, the period reflected a combination of strong returns in AI related sectors, elevated valuations, and monetary stimulus, which outweighed inflationary pressures.

  During the period, sector allocation resulting from the Portfolio’s bottom-up stock selection process was the primary driver of relative underperformance. The Portfolio’s underweight allocations to consumer staples and health care and overweight allocation to financials detracted the most from relative performance. These effects were offset by underweight allocations to consumer discretionary and industrials and an overweight allocation to communication services, which contributed to relative performance.

  Security selection contributed to relative performance during the period. Positive security selection within communication services, industrials, and consumer staples was partially offset by weaker selection in consumer discretionary, real estate, and financials.

  The Portfolio’s largest relative detractors during the period included overweight positions in Chipotle, a casual Mexican fast-food chain, ServiceNow, an automation platform for digital businesses, and BJ’s Wholesale Club, a wholesale retail company.

  The Portfolio’s largest relative contributors during the period included an underweight position in Alphabet, a U.S.-based software company, and overweight positions in Coherent, a global photonics leader, and KLA, a U.S.-based wafer fab equipment manufacturer.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,380	$9,436	$9,442
2/29/2016	$9,300	$9,433	$9,438
3/31/2016	$9,949	$10,097	$10,074
4/30/2016	$9,886	$10,159	$9,982
5/31/2016	$10,164	$10,341	$10,176
6/30/2016	$10,097	$10,362	$10,136
7/31/2016	$10,544	$10,774	$10,615
8/31/2016	$10,422	$10,801	$10,562
9/30/2016	$10,400	$10,818	$10,600
10/31/2016	$10,140	$10,584	$10,351
11/30/2016	$10,246	$11,058	$10,577
12/31/2016	$10,281	$11,274	$10,708
1/31/2017	$10,674	$11,486	$11,068
2/28/2017	$11,128	$11,913	$11,528
3/31/2017	$11,265	$11,921	$11,662
4/30/2017	$11,561	$12,047	$11,928
5/31/2017	$11,931	$12,171	$12,238
6/30/2017	$11,803	$12,280	$12,206
7/31/2017	$12,143	$12,512	$12,531
8/31/2017	$12,265	$12,536	$12,760
9/30/2017	$12,801	$13,122	$13,427
10/31/2017	$13,169	$13,521	$13,835
12/31/2017	$13,283	$13,656	$13,943
1/31/2018	$14,295	$14,375	$14,930
2/28/2018	$13,977	$13,846	$14,539
3/31/2018	$13,664	$13,568	$14,140
4/30/2018	$13,714	$13,619	$14,189
5/31/2018	$14,368	$14,004	$14,811
6/30/2018	$14,600	$14,095	$14,954
7/31/2018	$14,972	$14,563	$15,393
8/31/2018	$15,833	$15,074	$16,235
9/30/2018	$15,893	$15,099	$16,325
10/31/2018	$14,366	$13,988	$14,865
11/30/2018	$14,579	$14,268	$15,023
12/31/2018	$13,311	$12,940	$13,732
1/31/2019	$14,693	$14,051	$14,966
2/28/2019	$15,338	$14,545	$15,501
3/31/2019	$15,650	$14,757	$15,943
4/30/2019	$16,497	$15,346	$16,663
5/31/2019	$15,476	$14,353	$15,610
6/30/2019	$16,497	$15,361	$16,682
7/31/2019	$16,819	$15,590	$17,059
8/31/2019	$16,454	$15,272	$16,928
9/30/2019	$16,644	$15,540	$16,930
10/31/2019	$17,187	$15,874	$17,408
11/30/2019	$18,060	$16,478	$18,180
12/31/2019	$18,641	$16,954	$18,729
1/31/2020	$19,081	$16,935	$19,147
2/29/2020	$17,664	$15,549	$17,843
3/31/2020	$15,841	$13,410	$16,088
4/30/2020	$18,207	$15,187	$18,468
5/31/2020	$19,471	$15,999	$19,708
6/30/2020	$20,274	$16,364	$20,567
7/31/2020	$21,647	$17,294	$22,149
8/31/2020	$23,796	$18,546	$24,434
9/30/2020	$22,877	$17,871	$23,285
10/31/2020	$22,022	$17,485	$22,494
11/30/2020	$24,452	$19,613	$24,797
12/31/2020	$25,594	$20,495	$25,938
1/31/2021	$25,254	$20,404	$25,746
2/28/2021	$25,465	$21,042	$25,740
3/31/2021	$25,921	$21,796	$26,182
4/30/2021	$27,508	$22,919	$27,963
5/31/2021	$27,063	$23,024	$27,577
6/30/2021	$28,527	$23,592	$29,307
7/31/2021	$29,341	$23,991	$30,273
8/31/2021	$30,319	$24,675	$31,404
9/30/2021	$28,627	$23,568	$29,646
10/31/2021	$30,692	$25,161	$32,213
11/30/2021	$30,325	$24,778	$32,410
12/31/2021	$30,883	$25,754	$33,096
1/31/2022	$28,267	$24,239	$30,255
2/28/2022	$26,895	$23,628	$28,970
3/31/2022	$27,826	$24,395	$30,103
4/30/2022	$24,639	$22,206	$26,468
5/31/2022	$23,940	$22,176	$25,853
6/30/2022	$21,759	$20,321	$23,805
7/31/2022	$24,388	$22,227	$26,662
8/31/2022	$23,221	$21,397	$25,420
9/30/2022	$20,875	$19,413	$22,949
10/31/2022	$21,897	$21,005	$24,290
11/30/2022	$22,837	$22,102	$25,397
12/31/2022	$21,202	$20,808	$23,453
1/31/2023	$23,147	$22,241	$25,407
2/28/2023	$22,673	$21,721	$25,106
3/31/2023	$24,251	$22,302	$26,822
4/30/2023	$24,512	$22,539	$27,086
5/31/2023	$25,624	$22,627	$28,321
6/30/2023	$27,487	$24,172	$30,258
7/31/2023	$28,158	$25,039	$31,277
8/31/2023	$27,813	$24,555	$30,996
9/30/2023	$26,309	$23,386	$29,310
10/31/2023	$25,990	$22,766	$28,893
11/30/2023	$28,712	$24,888	$32,043
12/31/2023	$30,124	$26,209	$33,462
1/31/2024	$31,090	$26,499	$34,296
2/29/2024	$33,586	$27,933	$36,636
3/31/2024	$34,174	$28,835	$37,281
4/30/2024	$32,552	$27,566	$35,700
5/31/2024	$33,821	$28,868	$37,837
6/30/2024	$35,863	$29,762	$40,388
7/31/2024	$35,182	$30,315	$39,701
8/31/2024	$36,059	$30,975	$40,528
9/30/2024	$36,982	$31,616	$41,677
10/31/2024	$36,548	$31,384	$41,539
11/30/2024	$38,645	$33,471	$44,233
12/31/2024	$38,858	$32,448	$44,623
1/31/2025	$39,902	$33,473	$45,506
2/28/2025	$38,063	$32,831	$43,871
3/31/2025	$34,627	$30,916	$40,175
4/30/2025	$35,449	$30,709	$40,887
5/31/2025	$38,387	$32,655	$44,505
6/30/2025	$41,001	$34,314	$47,342
7/31/2025	$42,553	$35,070	$49,129
8/31/2025	$42,862	$35,881	$49,679
9/30/2025	$45,015	$37,120	$52,318
10/31/2025	$46,928	$37,915	$54,218
11/30/2025	$46,086	$38,019	$53,236
12/31/2025	$45,758	$38,012	$52,906

Average Annual Return [Table Text Block]
IBDA1	1 Year	5 Years	10 Years
Initial Class	17.76%	12.32%	16.43%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Growth IndexFootnote Reference(b)	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 6,078,755,233
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 34,828,186
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$6,078,755,233
Number of Portfolio Holdings	59
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$34,828,186

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.1%
Communication Services	13.8
Consumer Discretionary	13.1
Financials	6.9
Industrials	6.8
Health Care	6.3
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	9.0
Microsoft Corp.	7.4
Alphabet, Inc., Class A	7.4
Broadcom, Inc.	5.9
Amazon.com, Inc.	5.5
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.8
Mastercard, Inc., Class A	2.8
Tesla, Inc.	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021488
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.89%Footnote Reference*
Footnote	Description
Footnote*	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%	[43]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Service Class shares at NAV returned 17.47%. For the same period, the Portfolio’s broad-based benchmark, the Russell 3000® Index, returned 17.15%. The performance benchmark, the Russell 1000® Growth Index, returned 18.56% over the same period.

  For the fiscal year ended December 31, 2025, the Portfolio underperformed the Russell 1000® Growth Index, a benchmark of the Portfolio.

  U.S. equities rose during the period. Market gains were driven largely by continued investor interest in artificial intelligence (“AI”) and strength in mega capitalization technology stocks, even as inflation remained above the U.S. Federal Reserve’s 2% target. Overall, the period reflected a combination of strong returns in AI related sectors, elevated valuations, and monetary stimulus, which outweighed inflationary pressures.

  During the period, sector allocation resulting from the Portfolio’s bottom-up stock selection process was the primary driver of relative underperformance. The Portfolio’s underweight allocations to consumer staples and health care and overweight allocation to financials detracted the most from relative performance. These effects were offset by underweight allocations to consumer discretionary and industrials and an overweight allocation to communication services, which contributed to relative performance.

  Security selection contributed to relative performance during the period. Positive security selection within communication services, industrials, and consumer staples was partially offset by weaker selection in consumer discretionary, real estate, and financials.

  The Portfolio’s largest relative detractors during the period included overweight positions in Chipotle, a casual Mexican fast-food chain, ServiceNow, an automation platform for digital businesses, and BJ’s Wholesale Club, a wholesale retail company.

  The Portfolio’s largest relative contributors during the period included an underweight position in Alphabet, a U.S.-based software company, and overweight positions in Coherent, a global photonics leader, and KLA, a U.S.-based wafer fab equipment manufacturer.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,376	$9,436	$9,442
2/29/2016	$9,295	$9,433	$9,438
3/31/2016	$9,940	$10,097	$10,074
4/30/2016	$9,875	$10,159	$9,982
5/31/2016	$10,151	$10,341	$10,176
6/30/2016	$10,082	$10,362	$10,136
7/31/2016	$10,529	$10,774	$10,615
8/31/2016	$10,402	$10,801	$10,562
9/30/2016	$10,375	$10,818	$10,600
10/31/2016	$10,115	$10,584	$10,351
11/30/2016	$10,218	$11,058	$10,577
12/31/2016	$10,254	$11,274	$10,708
1/31/2017	$10,645	$11,486	$11,068
2/28/2017	$11,094	$11,913	$11,528
3/31/2017	$11,225	$11,921	$11,662
4/30/2017	$11,517	$12,047	$11,928
5/31/2017	$11,885	$12,171	$12,238
6/30/2017	$11,755	$12,280	$12,206
7/31/2017	$12,092	$12,512	$12,531
8/31/2017	$12,212	$12,536	$12,760
9/30/2017	$12,738	$13,122	$13,427
10/31/2017	$13,103	$13,521	$13,835
12/31/2017	$13,213	$13,656	$13,943
1/31/2018	$14,215	$14,375	$14,930
2/28/2018	$13,901	$13,846	$14,539
3/31/2018	$13,583	$13,568	$14,140
4/30/2018	$13,634	$13,619	$14,189
5/31/2018	$14,280	$14,004	$14,811
6/30/2018	$14,506	$14,095	$14,954
7/31/2018	$14,871	$14,563	$15,393
8/31/2018	$15,723	$15,074	$16,235
9/30/2018	$15,778	$15,099	$16,325
10/31/2018	$14,262	$13,988	$14,865
11/30/2018	$14,468	$14,268	$15,023
12/31/2018	$13,209	$12,940	$13,732
1/31/2019	$14,574	$14,051	$14,966
2/28/2019	$15,214	$14,545	$15,501
3/31/2019	$15,516	$14,757	$15,943
4/30/2019	$16,358	$15,346	$16,663
5/31/2019	$15,340	$14,353	$15,610
6/30/2019	$16,348	$15,361	$16,682
7/31/2019	$16,665	$15,590	$17,059
8/31/2019	$16,296	$15,272	$16,928
9/30/2019	$16,484	$15,540	$16,930
10/31/2019	$17,020	$15,874	$17,408
11/30/2019	$17,881	$16,478	$18,180
12/31/2019	$18,450	$16,954	$18,729
1/31/2020	$18,881	$16,935	$19,147
2/29/2020	$17,478	$15,549	$17,843
3/31/2020	$15,667	$13,410	$16,088
4/30/2020	$18,008	$15,187	$18,468
5/31/2020	$19,256	$15,999	$19,708
6/30/2020	$20,046	$16,364	$20,567
7/31/2020	$21,399	$17,294	$22,149
8/31/2020	$23,511	$18,546	$24,434
9/30/2020	$22,599	$17,871	$23,285
10/31/2020	$21,751	$17,485	$22,494
11/30/2020	$24,144	$19,613	$24,797
12/31/2020	$25,265	$20,495	$25,938
1/31/2021	$24,931	$20,404	$25,746
2/28/2021	$25,128	$21,042	$25,740
3/31/2021	$25,576	$21,796	$26,182
4/30/2021	$27,139	$22,919	$27,963
5/31/2021	$26,691	$23,024	$27,577
6/30/2021	$28,135	$23,592	$29,307
7/31/2021	$28,922	$23,991	$30,273
8/31/2021	$29,884	$24,675	$31,404
9/30/2021	$28,208	$23,568	$29,646
10/31/2021	$30,238	$25,161	$32,213
11/30/2021	$29,870	$24,778	$32,410
12/31/2021	$30,412	$25,754	$33,096
1/31/2022	$27,833	$24,239	$30,255
2/28/2022	$26,477	$23,628	$28,970
3/31/2022	$27,388	$24,395	$30,103
4/30/2022	$24,245	$22,206	$26,468
5/31/2022	$23,550	$22,176	$25,853
6/30/2022	$21,401	$20,321	$23,805
7/31/2022	$23,988	$22,227	$26,662
8/31/2022	$22,827	$21,397	$25,420
9/30/2022	$20,524	$19,413	$22,949
10/31/2022	$21,519	$21,005	$24,290
11/30/2022	$22,439	$22,102	$25,397
12/31/2022	$20,828	$20,808	$23,453
1/31/2023	$22,734	$22,241	$25,407
2/28/2023	$22,262	$21,721	$25,106
3/31/2023	$23,814	$22,302	$26,822
4/30/2023	$24,059	$22,539	$27,086
5/31/2023	$25,138	$22,627	$28,321
6/30/2023	$26,969	$24,172	$30,258
7/31/2023	$27,627	$25,039	$31,277
8/31/2023	$27,277	$24,555	$30,996
9/30/2023	$25,793	$23,386	$29,310
10/31/2023	$25,480	$22,766	$28,893
11/30/2023	$28,137	$24,888	$32,043
12/31/2023	$29,517	$26,209	$33,462
1/31/2024	$30,455	$26,499	$34,296
2/29/2024	$32,894	$27,933	$36,636
3/31/2024	$33,467	$28,835	$37,281
4/30/2024	$31,870	$27,566	$35,700
5/31/2024	$33,102	$28,868	$37,837
6/30/2024	$35,090	$29,762	$40,388
7/31/2024	$34,422	$30,315	$39,701
8/31/2024	$35,270	$30,975	$40,528
9/30/2024	$36,172	$31,616	$41,677
10/31/2024	$35,741	$31,384	$41,539
11/30/2024	$37,775	$33,471	$44,233
12/31/2024	$37,986	$32,448	$44,623
1/31/2025	$38,994	$33,473	$45,506
2/28/2025	$37,190	$32,831	$43,871
3/31/2025	$33,821	$30,916	$40,175
4/30/2025	$34,618	$30,709	$40,887
5/31/2025	$37,478	$32,655	$44,505
6/30/2025	$40,021	$34,314	$47,342
7/31/2025	$41,537	$35,070	$49,129
8/31/2025	$41,830	$35,881	$49,679
9/30/2025	$43,910	$37,120	$52,318
10/31/2025	$45,771	$37,915	$54,218
11/30/2025	$44,944	$38,019	$53,236
12/31/2025	$44,622	$38,012	$52,906

Average Annual Return [Table Text Block]
IBDA2	1 Year	5 Years	10 Years
Service Class	17.47%	12.05%	16.13%
Russell 3000®IndexFootnote Reference(a)	17.15%	13.15%	14.29%
Russell 1000® Growth IndexFootnote Reference(b)	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 6,078,755,233
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 34,828,186
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$6,078,755,233
Number of Portfolio Holdings	59
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$34,828,186

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.1%
Communication Services	13.8
Consumer Discretionary	13.1
Financials	6.9
Industrials	6.8
Health Care	6.3
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	9.0
Microsoft Corp.	7.4
Alphabet, Inc., Class A	7.4
Broadcom, Inc.	5.9
Amazon.com, Inc.	5.5
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.8
Mastercard, Inc., Class A	2.8
Tesla, Inc.	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus

[1]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[2]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[3]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[4]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[5]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[6]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[7]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[8]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[9]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[10]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[11]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[12]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[13]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[14]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[15]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[16]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[17]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[18]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[19]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[20]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[21]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[22]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[23]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[24]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[25]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[26]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[27]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[28]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[29]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[30]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[31]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[32]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[33]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[34]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[35]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[36]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[37]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[38]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[39]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[40]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[41]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[42]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[43]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.